Registration Nos. 333-115215

and 811-09619

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9	☒

SEPARATE ACCOUNT C

(Exact Name of Registrant)

STANDARD INSURANCE COMPANY

(Name of Depositor)

1100 S.W. Sixth Avenue, Portland, Oregon 97204

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 262-7111

Name and Address of Agent for Service:	Copy to:	Copy to:
Floyd F. Chadee Senior Vice President and Chief Financial Officer Standard Insurance Company 1100 S.W. Sixth Avenue Portland, Oregon 97204	Frederick R. Bellamy Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415	Marilyn R. Bishop Assistant Vice President and Associate Counsel Retirement Plans Standard Insurance Company 1100 S.W. Sixth Avenue Portland, Oregon 97204

Approximate date of proposed public offering:

Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

The Standard Group Variable Annuity Contract

STANDARD INSURANCE COMPANY

The Standard's Group Variable Annuity Prospectus

April 30, 2008

TheStandard®
Positively different.

STANDARD INSURANCE COMPANY

The Standard’s Group Variable Annuity Prospectus

April 30, 2008

THE STANDARD

GROUP VARIABLE ANNUITY CONTRACT

issued by Standard Insurance Company

through Separate Account C

Prospectus

April 30, 2008

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about The Standard Group Variable Annuity Contract (the “Contract”) that you should know before you invest.

To learn more about the Contract, you may want to look at the Statement of Additional Information dated April 30, 2008 (known as the “SAI”). For a free copy of the SAI, which contains more detailed information about the Contract than is contained in this prospectus, contact us at:

Standard Insurance Company

Retirement Plans

P. O. Box 711

Portland, Oregon 97207

Telephone: 800-262-7111

Standard Insurance Company has filed the SAI with the U.S. Securities and Exchange Commission (the “SEC”) and has incorporated it by reference into this prospectus. The SAI’s table of contents appears on page 34 of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment.

•	We do not guarantee how any of the Subaccounts will perform.

•	The Contract is not a deposit or obligation of any bank and no bank endorses or guarantees the Contract.

•	Neither the U.S. Government nor any federal agency insures your investment in the Contract.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract currently offers 51 Investment Options – one fixed account and 50 variable Subaccounts which invest in the following mutual fund portfolios (the “Portfolios”):

Alger American Fund

•	Alger American MidCap Growth Portfolio Class O
•	Alger American Small Capitalization Portfolio Class O

AllianceBernstein Variable Products Series Fund, Inc.

•	AllianceBernstein VPS International Value Portfolio

American Century Variable Portfolios, Inc.

•	American Century VP Income & Growth Class I
•	American Century VP Ultra Class I (Available only to Contracts that selected the Portfolio before October 16, 2006)

•	American Century VP Value Class I
•	American Century VP Vista Class I

BlackRock Variable Series Funds, Inc.

•	BlackRock Large Cap Growth VI Fund Class I
•	BlackRock Large Cap Value VI Fund Class I

Davis Variable Account Funds, Inc.

•	Davis Value Portfolio VA

Delaware VIP Trust

•	Delaware VIP Growth Opportunities Series Standard Class (Available only to Contracts that selected the Portfolio before November 30, 2007)
•	Delaware VIP International Value Equity Series Standard Class
•	Delaware VIP Small Cap Value Series Standard Class

Dreyfus Investment Portfolios

•	Dreyfus Small Cap Stock Index Portfolio Service Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF International Equity Portfolio Service Shares

Federated Insurance Series

•	Federated Kaufmann Fund II

Fidelity Variable Insurance Products

•	Fidelity VIP Equity Income Portfolio Initial Class
•	Fidelity VIP Freedom 2005 Portfolio Initial Class
•	Fidelity VIP Freedom 2010 Portfolio Initial Class
•	Fidelity VIP Freedom 2015 Portfolio Initial Class
•	Fidelity VIP Freedom 2020 Portfolio Initial Class
•	Fidelity VIP Freedom 2025 Portfolio Initial Class
•	Fidelity VIP Freedom 2030 Portfolio Initial Class
•	Fidelity VIP Freedom Income Portfolio Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio Initial Class
•	Fidelity VIP Mid Cap Stock Portfolio Initial Class

Franklin Templeton Variable Insurance Products Trust

•	Franklin Rising Dividends Securities Class I (Available only to Contracts that selected the Portfolio before April 30, 2007)

GE Investment Funds, Inc.

•	GE Investments Premier Growth Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006)
•	GE Investments Total Return Fund (Available only to Contracts that selected the Portfolio before May 1, 2006)
•	GE Investments U.S. Equity Fund (Available only to Contracts that selected the Portfolio before April 30, 2007)

Goldman Sachs Variable Insurance Trust

•	Goldman Sachs VIT Capital Growth Fund (Available only to Contracts that selected the Portfolio before April 30, 2007)
•	Goldman Sachs VIT Growth and Income Fund
•	Goldman Sachs VIT Mid Cap Value Fund
•	Goldman Sachs VIT Structured Small Cap Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006)
•	Goldman Sachs VIT Structured U.S. Equity Fund

Lincoln Variable Insurance Products Trust

•	LVIP Baron Growth Opportunities Fund

Neuberger Berman Advisers Management Trust

•	Neuberger Berman AMT Fasciano Portfolio S (Available only to Contracts that selected the portfolio before November 30, 2007)
•	Neuberger Berman AMT Mid-Cap Growth Portfolio I
•	Neuberger Berman AMT Regency Portfolio I

PIMCO Variable Insurance Trust

•	PIMCO VIT Total Return Administrative Shares

Principal Variable Contracts Fund, Inc.

•	PVC Diversified International Account 1
•	PVC Equity Income Account 1
•	PVC Income Account 1
•	PVC SAM Balanced Portfolio 1

Royce Capital Fund

•	Royce Small-Cap Portfolio Investment Class

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Equity Personal Strategy Balanced Portfolio

Universal Institutional Funds, Inc.

•	Universal Institutional Fund Equity and Income Portfolio Class II

Van Kampen Life Investment Trust

•	Van Kampen LIT Growth and Income Portfolio Class I

Vanguard Variable Insurance Fund

•	Vanguard VIF Balanced Portfolio
•	Vanguard VIF Capital Growth Portfolio
•	Vanguard VIF Diversified Value Portfolio
•	Vanguard VIF Equity Index Portfolio
•	Vanguard VIF International Portfolio
•	Vanguard VIF Mid Cap Index Portfolio
•	Vanguard VIF Small Company Growth Portfolio
•	Vanguard VIF Total Bond Market Index Portfolio

Victory Variable Insurance Funds

•	Victory VIF Diversified Stock Fund Class A

i

The Contract is not available in all states. This prospectus does not offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

ii

DEFINITIONS

Account Value	Value held under this Contract. The value may be maintained in the Fixed Account, the Variable Account or both, depending on allocations.

Accumulation Unit	A unit of measure used to calculate the variable Account Value during the accumulation period.

Annual Date	The Contract Date and the same date of the same month each year thereafter.

Annuitant and Contingent Annuitant	The persons upon whose lives the annuity payments made after the Annuity Commencement Date will be based.

Annuity Commencement Date	The date on which annuity payments to a Participant begin.

Beneficiary	The individual or individuals to whom the death benefit is paid if the Annuitant dies before the Annuity Commencement Date.

Benefit Withdrawals

Any of the following transactions:

(a) Participant-initiated withdrawals for purposes of financial hardship,

termination of employment, retirement, disability, or death, each as defined by the Plan. Participant-initiated withdrawals also include the cash-out of the present value of a Participant’s Account Value if it is less than the amount specified in the Plan for payment without Participant consent.

(b) Participant-directed transfers of Account Value among Investment Options.

(c) Loans to Participants.

(d) Annuity purchases (i.e., continuing annuity payments).

(e) Payments pursuant to a Qualified Domestic Relations Order (QDRO).

Participant-initiated withdrawals or transfer requests directly or indirectly arising out of corporate acts such as spin-offs, divestitures, corporate relocations, layoffs, retirement incentive programs, partial or total Plan terminations, or the liberalization of Plan withdrawal or transfer rules, are not treated as Benefit Withdrawals. They are treated as “Contractowner withdrawals” potentially subject to the Surrender Charge, described on page 23.

Business Day

Any day that the New York Stock Exchange (“NYSE”) is open for trading. Transactions are processed on Business Days only. A Business Day ends when the NYSE closes for regular trading that day, usually 4:00 p.m. Eastern Time.

Certificate	An individual certificate issued by us to each Participant in the Plan, unless the Plan is a 457 “top hat” plan of a tax-exempt organization or a private nonqualified plan.

Code	The Internal Revenue Code of 1986, as amended.

Contract	The Standard Group Variable Annuity Contract issued to an employer, retirement trust (or trustee(s)), or other group Contractowner by us, Standard.

Contract Date	The effective date of the Contract indicated on the Specifications and Signatures page of the Contract.

Contract Year	Each twelve-consecutive-month period beginning on an Annual Date.

Contractowner	The party or parties named on the Specifications and Signatures page of the Contract or, upon delivery of Written Notice to us, such party’s or parties’ successor in interest by reason of change of name, merger, consolidation, purchase of stock, or acquisition of substantially all of the assets of the Contractowner’s business. The Contractowner may be referred to as you and your.

Deposit	The amount(s) paid into the Contract (net of any deduction for premium taxes).

Fixed Account	An Investment Option that is part of the general account of Standard. Amounts invested in the Fixed Account earn interest at a rate specified in advance.

Home Office	Standard Insurance Company Retirement Plans 1100 S.W. Sixth Avenue Portland, Oregon 97204 Facsimile – 971-321-7998	or	Standard Insurance Company Retirement Plans P.O. Box 711 Portland, Oregon 97207 Facsimile – 971-321-7998

Investment Option	An option in which you have chosen to invest your Plan assets. An Investment Option is operative when you instruct us to deposit or transfer your assets to it. Each Subaccount of the Variable Account and the Fixed Account, if any, is a separate Investment Option.

Market Value Adjustment	A charge deducted from the amounts you withdraw or transfer from the Fixed Account investment option.

Participant	Any person defined as a participant in the Plan, who has enrolled under this Contract and on whose behalf Standard maintains an Account Value.

Pending Allocation Account	The money market Subaccount used only for deposits received without allocation instructions.

Plan	The plan or arrangement named in the Contract Specifications, which includes any employer based arrangement whether or not considered a plan under state or federal law.

Plan Administrator	The Plan sponsor, Plan trustee(s), Plan fiduciary, or a person or persons specifically designated by you to have the authority to control and manage the operation and administration of your Plan. Standard is not the Plan Administrator.

Portfolio	Any of the underlying portfolios of a mutual fund in which deposits allocated to the Variable Account are indirectly invested by the Subaccounts.

QDRO	Qualified Domestic Relations Order.

Standard	Standard Insurance Company, also referred to as we, us, our and our company.

Subaccount	That portion of the Variable Account that invests in shares of a particular mutual fund portfolio. There is a separate Subaccount that corresponds to each mutual fund portfolio.

Valuation Period	The period commencing at the close of regular trading on the NYSE on a Business Day and ending at the close of regular trading on the NYSE on the next succeeding Business Day.

Variable Account	The segregated investment account into which Standard sets aside and invests the variable assets attributable to this Contract.

Variable Account Value	The sum of a Participant’s value in each Subaccount.

Written Notice

Any notice required by the Contract. Written Notice required of you shall be delivered to us at our Home Office, unless we notify you otherwise. Written Notice required of us by this Contract shall be sent to you at your last business address on our records. It is your responsibility to notify us in writing of any changes in your business address.

Written Notice shall be given in writing and delivered by mail or courier service or sent by facsimile. Written Notice shall be deemed given immediately when delivered by facsimile (if confirmation of receipt is obtained), three (3) days after the date of mailing, or one (1) day after timely delivery to a courier service for next day delivery.

Summary

This is a summary of some of the more important points that you should know and consider before purchasing the Contract.

The Contract is a group contract issued to an employer, retirement trust (or trustee(s)), or other group contract owner. Standard issues the Contract to the Contractowner in connection with a retirement plan or other arrangement maintained by the Contractowner (a “Plan”). Under the Contract, we maintain individual accounts for each Participant under the Plan. We will issue an individual certificate for each Participant unless the Plan is a 457 “top-hat” plan of a tax-exempt organization or a private nonqualified plan. “You” and “your” generally means the Contractowner, but pursuant to the Plan, the Contractowner may in many instances follow a Participant’s instructions.

This prospectus only describes the Contracts; it does not describe any Plan or any Participant’s rights under a Plan. The terms of the applicable Plan (or any applicable law or regulation) may restrict or override surrender or withdrawal rights or privileges under the Contract, or described in this prospectus to the extent necessary to maintain the Plan’s qualification under the Internal Revenue Code. Participants should consult a competent adviser as to their rights under their Plan.

The Contract

The Contract lets you and/or your Participants invest on a tax-deferred basis for retirement or other long-term purposes. Tax deferral allows the entire amount invested to remain in the Contract where it can continue to produce an investment return. Therefore, the investment could grow faster than in a comparable taxable investment where current income taxes would be due each year. If the annuity forms part of a qualified retirement plan: (1) in some cases, the annuity contract may be required to comply with tax or other applicable laws, and (2) otherwise, the tax deferral feature of the annuity contract confers no additional tax benefit, since a qualified plan generally provides for tax deferral, and a contract should be evaluated and purchased only on the basis of its non-tax features.

Each Participant’s Account Value may be divided among up to 20 of the variable Subaccounts, or the Fixed Account and up to 19 of the variable Subaccounts, unless we agree otherwise with the Contractowner. The Fixed Account is part of our general account. It earns interest at a specified rate we declare in advance. (See Appendix A for a discussion of the Fixed Account.) The value of amounts allocated to the variable Subaccounts is not guaranteed. Instead, the value of any investment in the variable Subaccounts will go up or down with the performance of the Portfolios you select. You may lose money on investments in the variable Subaccounts.

Like most annuity contracts, different rules apply to the Contract before and after a Participant’s Annuity Commencement Date. Before a Participant’s Annuity Commencement Date, you may invest more money on behalf of that Participant (subject to the terms of the Plan). After the Annuity Commencement Date, the Participant will receive one or more annuity payments. The amount of money accumulated in the Contract before the Annuity Commencement Date has a major effect on the size of the payment(s) the Participant receives after the Annuity Commencement Date.

A description of how to purchase a Contract may be found on page 13 of this prospectus.

Charges and Deductions

We currently do not deduct any charges from your Deposits when received. We reserve the right to deduct premium tax charges from Deposits in the future.

We make deductions from the Account Value for administrative, insurance, and distribution expenses. We do not charge for Subaccount transfers. First, for administrative services, we deduct an annual Administration

Fee of $25 from each Participant account in four equal quarterly installments. Absent other instructions, this fee shall be deducted pro rata from the Investment Option(s) for each Participant account. Alternatively, you (the Contractowner) may elect to pay this fee independent of the Plan’s assets. To do so, you must send us Written Notice of your election. This fee is also deducted on a full surrender.

Second, if you surrender a Certificate or make a cash withdrawal, we may deduct a Surrender Charge. However, there is no Surrender Charge on Benefit Withdrawals. This Surrender Charge is a percent of the amount withdrawn, based on the Contract Year. It only applies during the first five Contract Years. During the first Contract Year the Surrender Charge is 5% of the amount withdrawn, decreasing to 4% in the next Contract Year, 3% in the third Contract Year, 2% in the fourth Contract Year, 1% in the fifth Contract Year and 0% thereafter. (Surrenders and withdrawals from the Fixed Account that do not qualify as Benefit Withdrawals may also be subject to a Market Value Adjustment; see Appendix A.) We also deduct a Distribution Fee of the lesser of $25 or 2% of the amount of the transaction from each Participant-initiated withdrawal (defined in “Surrender Charge”) and each payment pursuant to a QDRO. There is also a $300 fee for each QDRO.

Third, we deduct an Insurance and Financial Services Fee from the Variable Account assets on a daily basis. The daily fee is deducted at an annual rate of 1.60% to 2.00% of Variable Account assets depending on the Portfolio.

In addition, investment management fees, operating expenses, and in some cases 12b-1 fees are deducted from each Portfolio of the underlying mutual funds.

Inquiries

If you have questions about your Contract or need to make changes, contact your financial representative who sold you the Contract, or contact us at:

Standard Insurance Company

Retirement Plans

P.O. Box 711

Portland, Oregon 97207

Telephone: 800-262-7111

“Free Look” Period

In certain states, if for any reason you are not satisfied with the Contract, you may return it to us within 10 days after you receive it. If you cancel the Contract within this 10-day “free look” period, we will generally refund the Account Value (plus any Charges and Deductions and any charges for premium taxes deducted before purchase payments were allocated to Investment Options) and the Contract will be void from its effective date. In some states, we will instead refund the full amount of deposits received. To cancel the Contract, you must mail or deliver it either to our Home Office or to the registered broker who sold it within 10 days after you receive it. The “free look” period may be longer than 10 days where required by state law.

Table of Fees and Expenses

The following tables describe the fees and expenses you will pay when owning and surrendering the Contract.

The first table describes the fees and expenses you will pay at the time you partially or fully surrender the Contract or take a loan from the Contract and for distributions from the Contract.

Participant Transaction Expenses

	Contract Year	1	2	3	4	5	6
Surrender Charge (% of amount being withdrawn)[1]:	%	5	4	3	2	1	0

Distribution Fee: The lesser of $25 or 2% of the distribution for each occurrence.

Loan Fee2: Either a one-time fee of $125 or an annual fee of $50.

Qualified Domestic Relations Order Fee: $300

Premium Tax: 0 to 3.5%

The next table describes the fees and expenses you or the Participants will pay periodically during the time you own the Contract, not including fees and expenses deducted by the funds you or the Participants select.

Annual Administration Fee    $25 per participant

Annual Variable Account Expenses

(as a percentage of the average account value)

Maximum[3]
Insurance and Financial Services Fee:	2.00%

The next table shows the lowest and highest total operating expenses charged by the Portfolio companies before any fee waivers or expense reimbursements for the year ended December 31, 2007. Actual expenses may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees, 12b-1 fees, and other expenses.)

Lowest	Highest
0.14%	1.75%

[1]	The Surrender Charge does not apply to benefit withdrawals. It will never exceed 9% of Deposits. See “Charges and Deductions” for more information.
[2]	Loan interest charged to the Participant is credited back to the Participant’s Account Value. The net interest rate charged to Participants is zero.
[3]	We reduce the fee by the amount of any administrative service or other revenue that we receive from the fund or fund manager.

Example

This Example is intended to help you and the Participants compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Surrender Charge, Distribution Fee, Administration Fee, and Insurance and Financial Services Fee.

The following tables give examples of expenses each Participant might pay indirectly, on a $10,000 deposit, assuming a 5% annual return on assets and assuming the highest fees and expenses of any of the Portfolios. These examples do not reflect any premium tax charges, loan fees or QDRO fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•	If you surrender the Certificate at the end of the applicable time period and it does not qualify as a benefit Withdrawal, you would pay the following expenses:

1 Year	3 Years	5 Years	10 Years
$893	$1,492	$2,182	$4,838

•	If you surrender the Certificate at the end of the applicable time period and it does qualify as a benefit withdrawal, you would pay the following expenses:

1 Year	3 Years	5 Years	10 Years
$386	$1,180	$2,075	$4,838

These examples reflect the $25 annual Administration Fee as a deduction of 0.0025% (annually) of assets in the variable Subaccounts (based on total fees collected over total average net assets).

These examples do not represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Financial Information

The table of accumulation unit values is provided in Appendix C. The financial statements of Separate Account C and Standard Insurance Company are in the Statement of Additional Information.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the underlying mutual funds’ prospectuses carefully before investing. The requirements of your particular retirement plan, an endorsement to the Contract, or limitations or penalties imposed by the Internal Revenue Code (the “Code”) may impose limits or restrictions on deposits, surrenders, distributions or benefits, or on other provisions of the Contract. This prospectus does not describe these limitations or restrictions. (See “Federal Tax Matters”.)

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts.”

Standard Insurance Company

1100 S.W. 6th Avenue

Portland, OR 97204

Standard offers a wide range of group and individual disability and annuity products, and group life, accidental death and dismemberment (“AD&D”) and dental insurance. Its largest business is the group long term disability and group life insurance business. Standard has earned a reputation for financial strength and fulfillment of its obligations and is dedicated to serving its customers.

Standard was founded in 1906 as the Oregon Life Insurance Company. It became a mutual insurance company in 1929 and adopted its present name in 1946. In 1999, Standard completed a demutualization process and is now a wholly-owned subsidiary of StanCorp Financial Group, Inc., a holding company for businesses that provide insurance, retirement, and investment products and services. Standard is licensed in all states except New York, and is licensed in the District of Columbia and the U.S. Territories of Guam and the Virgin Islands. In New York, Standard’s affiliate, The Standard Life Insurance Company of New York, is licensed to sell group disability, life, AD&D, and dental insurance products.

Published Ratings

We may publish (in advertisements, sales literature, and reports to Contractowners) the ratings and other information assigned to us by one or more of the following independent rating organizations: A. M. Best Company, Standard & Poor’s and Moody’s Investor Services, Inc. These ratings reflect each organization’s current opinion of an insurance company’s financial strength; they do not reflect the strength, performance, risk or safety (or lack thereof) of the variable Subaccounts. Financial strength ratings rate the claims paying ability of an insurance company.

Separate Account C – The Variable Account

Separate Account C (the “Variable Account”) was established on August 2, 1999, as an insurance company separate account under Oregon law. The variable Subaccounts are subaccounts or divisions of the Variable Account. The Variable Account is a segregated investment account, meaning that the portion of its assets equal to its reserves and other liabilities may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to each Subaccount are, in accordance with the Contract, credited to or charged against that Subaccount without regard to any other income, gains or losses of any other Subaccount or of Standard. We do not guarantee the investment performance of the Variable Account or any Subaccount. Any investment gain or loss depends on the investment performance of the funds. Contractowners or Participants, as applicable, assume the full investment risk for all amounts placed in the Variable Account. The obligations under the Contract are obligations of the depositor, Standard.

The Variable Account is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (the “1940 Act”). It meets the definition of a “separate account” under the federal securities law. The SEC does not supervise the Variable Account or Standard.

Subject to the terms of the applicable Plan, Participants may choose the Subaccount(s) to which deposits are allocated. Each Participant may be limited to 20 Investment Options. There is a separate Subaccount corresponding to each Portfolio. Contractowners or Participants, as applicable, currently may change allocations without penalty or charges. (In the future, redemption fees may apply to short-term allocations.) Shares of the Portfolios will be sold at net asset value (see the Portfolios’ prospectuses for an explanation of net asset value) to the Variable Account in order to fund the Contracts. The Portfolios generally are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute Portfolios.

The Portfolios

Each Subaccount of the Variable Account invests exclusively in shares of a particular Portfolio. The assets of each Portfolio are separate from the assets of the other Portfolios. Thus, each Portfolio operates separately, and the income, gains or losses of one Portfolio have no effect on the investment performance of any other Portfolio.

The investment objective of each Portfolio is summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the prospectuses of the Portfolios. You may call 800-858-5420 and request copies of the current fund prospectuses at any time. You should read the prospectuses carefully before investing.

Portfolio	Investment Adviser	Investment Objective
Alger American MidCap Growth Portfolio Class O	Fred Alger Management, Inc.	Long-term capital appreciation
Alger American Small Capitalization Portfolio Class O	Fred Alger Management, Inc.	Long-term capital appreciation
AllianceBernstein VPS International Value Portfolio A	AllianceBernstein L.P.	Long-term growth of capital
American Century VP Income & Growth Class I	American Century Investment Management, Inc.	Capital growth
American Century VP Ultra Class I	American Century Investment Management, Inc.	Long-term capital growth
American Century VP Value Class I	American Century Investment Management, Inc.	Long-term capital growth
American Century VP Vista Class I	American Century Investment Management, Inc.	Long-term capital growth

Portfolio	Investment Adviser	Investment Objective
BlackRock Large Cap Growth VI Fund Class I	BlackRock Advisors, LLC	Long-term capital growth
BlackRock Large Cap Value VI Fund Class I	BlackRock Advisors, LLC	Long-term capital growth
Davis Value Portfolio VA	Davis Selected Advisers, LP	Long-term growth of capital
Delaware VIP Growth Opportunities Series Standard Class	Delaware Management Company	Long-term capital appreciation
Delaware VIP International Value Equity Series Standard Class	Delaware Management Company	Long-term growth without undue risk to principal
Delaware VIP Small Cap Value Series Standard Class	Delaware Management Company	Capital appreciation
Dreyfus Small Cap Stock Index Portfolio Service Shares	The Dreyfus Corporation	Track performance of Index that measures investment return of small cap stocks
Dreyfus VIF International Equity Portfolio Service Shares	The Dreyfus Corporation	Capital growth
Federated Kaufmann Fund II VIP	Federated Equity Management Company of Pennsylvania	Capital appreciation
Fidelity VIP Equity Income Portfolio Initial Class	Fidelity Management & Research Company	Reasonable income with capital appreciation
Fidelity VIP Freedom Income Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation
Fidelity VIP Freedom 2005 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2010 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2015 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2020 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2025 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2030 Portfolio Initial Class	Strategic Advisors, Inc.	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond

Portfolio	Investment Adviser	Investment Objective
Fidelity VIP Investment Grade Bond Portfolio Initial Class	Fidelity Management & Research Company	High level of current income consistent with preservation of capital
Fidelity VIP Mid Cap Stock Portfolio Initial Class	Fidelity Management & Research Company	Long-term capital growth
Franklin Rising Dividends Securities Class I	Franklin Advisory Services, LLC	Long-term capital appreciation
GE Investments Premier Growth Equity Fund	GE Asset Management Incorporated	Long-term capital growth and future income
GE Investments Total Return Fund	GE Asset Management Incorporated	Highest total return, composed of current income and capital appreciation
GE Investments U.S. Equity Fund	GE Asset Management Incorporated	Long-term capital growth
Goldman Sachs VIT Capital Growth Fund	Goldman Sachs Asset Management LP	Long-term capital growth
Goldman Sachs VIT Growth and Income Fund	Goldman Sachs Asset Management LP	Long-term growth of capital and growth of income
Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs Asset Management LP	Long-term capital appreciation
Goldman Sachs VIT Structured Small Cap Equity Fund	Goldman Sachs Asset Management LP	Long-term capital growth
Goldman Sachs VIT Structured U.S. Equity Fund	Goldman Sachs Asset Management LP	Long-term capital growth and dividend income
LVIP Baron Growth Opportunities Fund	Lincoln Investment Advisors Corporation	Capital appreciation
Neuberger Berman AMT Fasciano Portfolio S	Neuberger Berman Management, Inc.	Long-term capital growth
Neuberger Berman AMT Mid-Cap Growth Portfolio I	Neuberger Berman Management, Inc.	Growth of capital
Neuberger Berman AMT Regency Portfolio I	Neuberger Berman Management, Inc.	Growth of capital
PIMCO VIT Total Return Administrative Shares	Pacific Investment Management Company LLC	Maximum total return consistent with preservation of capital
PVC Diversified International Account 1	Principal Global Investors, LLC	Long-term growth of capital
PVC Equity Income Account 1	Edge Asset Management, Inc.	Relatively high level of current income and long-term growth of income and capital
PVC Income Account 1	Edge Asset Management, Inc.	High level of current income consistent with preservation of capital
PVC SAM Balanced Portfolio 1	Edge Asset Management, Inc.	As high a level of total return as is consistent with reasonable risk
Royce Small-Cap Portfolio Investment Class	Royce & Associates, LLC	Long-term growth of capital
T. Rowe Price Equity Blue Chip Growth Portfolio VIP	T. Rowe Price Associates, Inc.	Long-term capital growth

Portfolio	Investment Adviser	Investment Objective
T. Rowe Price Equity Income Portfolio VIP	T. Rowe Price Associates, Inc.	Substantial dividend income and long-term capital growth
T. Rowe Price Equity Personal Strategy Balanced Portfolio VIP	T. Rowe Price Associates, Inc.	Capital appreciation and income
Universal Institutional Fund Equity and Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	Capital appreciation and current income
Van Kampen LIT Growth and Income Portfolio Class I	Van Kampen Asset Management	Long-term growth of capital
Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income
Vanguard VIF Capital Growth Portfolio	PRIMECAP Management Company	Long-term capital appreciation
Vanguard VIF Diversified Value Portfolio	Barrow, Hanley, Mewhinney & Strauss, Inc.	Long-term capital appreciation and income
Vanguard VIF Equity Index Portfolio	Vanguard’s Quantitative Equity Group	Track performance of benchmark index that measures investment return of large-cap stocks
Vanguard VIF International Portfolio	Schroeder Investment Management North America Inc. and Baillie Gifford Overseas LTD.	Long-term capital appreciation
Vanguard VIF Mid Cap Index Portfolio	Vanguard’s Quantitative Equity Group	Track performance of index that measures investment return of mid-cap stocks
Vanguard VIF Small Company Growth Portfolio	Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC	Long-term capital appreciation
Vanguard VIF Total Bond Market Index Portfolio	Vanguard Fixed Income Group	Track performance of broad market-weighted bond index
Victory VIF Diversified Stock Fund Class A	Victory Capital Management, Inc.	Long-term growth of capital

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the Portfolios available under the Contract may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios available under the Contract will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

We may receive payments or revenues from some or all of the Portfolios or their investment advisers, which will be applied to reduce the Insurance and Financial Services Fee with respect to these Portfolios. See “Insurance and Financial Services Fee.”

We will purchase shares of the Portfolios at net asset value and allocate them to the appropriate Subaccounts of the Variable Account. We will redeem sufficient shares of the appropriate Portfolios to pay annuity payments, death benefits, withdrawal proceeds, fees or for other purposes described in the Contract. If Contractowners or Participants desire to transfer all or part of their investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares in the other Subaccount.

Most Plans limit the Portfolios available to Participants.

In selecting the Portfolios offered through the Contract, we may consider various factors, such as asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.

Contractowners and Participants are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for individual circumstances and investment goals, financial situation, and risk tolerance. Since investment risk is borne by Participants, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage Contractowners and Participants to investigate thoroughly all of the information that is available regarding the Portfolios, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund. After an initial selection of Portfolios is made, Participants should monitor and periodically re-evaluate the allocations to determine if they are still appropriate.

Participants bear the risk of any decline in the Account Value resulting from the investment performance of the Portfolios that have been selected.

The Contract

The Contract is a deferred group variable annuity. Your rights and benefits as owner of the Contract are described in this prospectus, in the SAI, and in the Contract. However, we reserve the right to modify the Contract to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, are appropriate for your needs. Variable annuities generally provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Purchase of Contracts

A prospective Contractowner wishing to purchase a Contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a Contract is prepared and executed by our legally authorized officers. See “Distribution of the Contracts – Statement of Additional Information.”

When we receive a completed application and all other information necessary for processing a purchase order, an initial Deposit will be priced no later than two Business Days after we receive the later of the complete order or the Deposit. Information necessary for processing a Deposit includes the allocation of the Deposit among the Participant accounts, and the allocation among the Subaccounts for each Participant. If we receive Deposit amounts without allocation instructions, we will notify the Contractowner and direct the Deposit amounts for new Participants to a Pending Allocation Account until we receive all necessary information. As provided by the Plan, if we do not receive instructions from a Participant, we will accept instructions from a Plan fiduciary on the Participant’s behalf.

We will transfer the amounts in the Pending Allocation Account in accordance with allocation percentages elected on properly completed allocation instructions within two Business Days of receipt of such instructions, and allocate all future Deposits in accordance with these percentages until such time as we are notified of a change of allocations. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund the Deposits in the Pending Allocation Account, together with earnings thereon (unless applicable ERISA requirements preclude return of earnings), for which no properly completed instructions have been received within 105 days of the day we receive the initial Deposit.

The annual Administration Fee will not apply to the Pending Allocation Account. Participants may not allocate Deposits to, make transfers to or from, take loans from or make withdrawals from the Pending Allocation Account, except as set forth in the Contract.

When we have received your Deposit and have validated your crediting and allocation instructions, we will apply the Deposit for existing Participants pursuant to those instructions as of the Business Day of receipt and validation of all of the necessary information. Deposits are processed on Business Days only.

In order to purchase a Contract, the Plan on whose behalf the Contract will be held must be one of the qualified plans for which the Contracts are designed or a nonqualified deferred compensation arrangement or other benefit plan. Also, depending on applicable law, a minimum number of Participants may be required to be participating in the Plan. Standard may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.

Deposits

Deposits are payable to us at a frequency determined by the terms of the Plan. If Deposits stop, the Contract may remain in force as a paid-up Contract, subject to the termination provisions of Appendix B. Payments may be resumed at any time until the Contract terminates. We reserve the right to reject any deposit at any time.

Deposits are placed into the Subaccounts, each of which invests in shares of its corresponding Portfolio, or the Fixed Account, according to a Contractowner’s or a Participant’s instructions. Deposits for each Participant may be allocated to a maximum of 20 Subaccounts, or to a maximum of 19 Subaccounts and the Fixed Account, unless we agree otherwise with the Contractowner.

There may be delays in our receipt and processing of applications and in our receipt and crediting of Deposits for reasons that are beyond our control. For example, there may be delays because of the failure of a broker-dealer or Plan administrator to forward applications or Deposits promptly, or failing to provide all of the necessary information; or a delay may be necessary to determine whether suitability requirements are met. Any such delays will affect when the Contract can be issued and when Deposits can be allocated to Participant Accounts.

Valuation of Accumulation Units

Accumulation Units will be valued as of the close of trading on each Business Day.

Accumulation Units. Deposits allocated to the Variable Account are converted into Accumulation Units. The number of Accumulation Units resulting from each Deposit is equal to the Deposit divided by the value of an Accumulation Unit for the Subaccount for the Valuation Period during which the Deposit is received at our Home Office and accepted by us. The Accumulation Unit value for each Subaccount was or will be arbitrarily established at the inception of the Subaccount. The value may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Subaccount for any later Valuation Period is calculated by multiplying the value of that Accumulation Unit at the end of the prior Valuation Period by the Subaccount’s net investment factor for the Valuation Period. The value of an Accumulation Unit can go either up or down. The number of Accumulation Units credited to the Account Value will not be changed by any change in the dollar value of Accumulation Units in any Subaccount.

The net investment factor is used to determine the Accumulation Unit values for the end of a Valuation Period.

Net Investment Factor. For any Subaccount of the Variable Account, the net investment factor for a Valuation Period, before the Annuity Commencement Date, is (a) divided by (b), minus (c):

Where (a) is:

The net asset value per share of the underlying Portfolio held in the Subaccount, as of the end of the Valuation period; plus or minus the per-share amount of any dividend or capital gain distributions if the “ex-dividend” date occurs in the Valuation Period; plus or minus a per-share charge or credit as we may determine, as of the end of the Valuation period, for taxes.

Where (b) is:

The net asset value per share held in the Subaccount as of the end of the last prior Valuation Period.

Where (c) is:

The daily Insurance and Financial Services Fee times the number of calendar days in the current Valuation Period.

Account Value

A Participant’s Account Value prior to the Annuity Commencement Date is equal to:

(a) The Variable Account Value; plus

(b) The Fixed Account Value.

Variable Account Value. Variable Account Value is not guaranteed. It equals the sum of the values of the variable Subaccounts under the Contract. The value of each variable Subaccount is calculated on each Business Day.

Each Participant’s Variable Account Value is equal to the sum of that Participant’s value in each variable Subaccount. On any Business Day, the value of each variable Subaccount for a Participant equals:

(a) The value, if any, of the Subaccount on the previous Business Day, increased or decreased by its investment experience and daily charge (i.e., the number of Accumulation Units credited to that Participant in that Subaccount as of the previous Business Day, times the applicable Accumulation Unit Value as of that current Business Day); plus

(b) The amount of any Deposits allocated to the Subaccount since the previous Business Day (net of any premium taxes attributable to the Deposit); plus

(c) The amount of any transfers into the Subaccount since the previous Business Day; minus

(d) The amount of any withdrawals (including any Surrender Charge) from the Subaccount since the previous Business Day; minus

(e) The amount of any transfers out of the Subaccount since the previous Business Day (including any applicable transfer fee); minus

(f) The portion of the quarterly Administration Fee allocated to the Subaccount since the previous Business Day; minus

(g) The portion of any deduction for a loan fee, a Distribution Fee, or a Qualified Domestic Relations Order fee, or for premium taxes allocated to the Subaccount since the previous Business Day, or deducted from the Deposit.

Deductions (f) and (g) will be made from each Subaccount in the same proportion that the value of the Subaccount bears to the Participant Account Value.

Fixed Account Value. See Appendix A for a discussion of Fixed Account value.

Transfers

Prior to the Annuity Commencement Date (but not thereafter), the Participant or Contractowner may transfer all or a portion of Account Value from one Subaccount to another. A transfer involves the redemption of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values as of the Business Day we receive the transfer request (in good order).

Transfers shall be made by electronic communication, unless we have agreed to accept a request in writing or we have restricted transfer privileges as described below in “Potential Limits on Transfers.” Written confirmation of all transfer requests will be mailed to the Contractowner or Participant, as applicable.

Prior to the Annuity Commencement Date (but not thereafter), the Participant or Contractowner may also transfer all or any part of the Account Value from the Subaccount(s) to the Fixed Account or from the Fixed Account to the various Subaccount(s).

Transfers (and withdrawals) from the Fixed Account may be subject to a Market Value Adjustment and/or delayed for up to six (6) months. See Appendix A.

A Contractowner or Participant thinking about a transfer of Account Value should consider the inherent risk involved. Frequent transfers based on short-term expectations (such as for attempted “market timing”) may increase the risk that a transfer will be made at an inopportune time.

We impose no transfer fee except for any redemption fees imposed by the Portfolios. Information on the redemption fee imposed by each Portfolio, if any, is available in the fund’s prospectus.

Transfers are not allowed after the Annuity Commencement Date (since only fixed annuity payments are available under the Contract). However, transfers are available after commencement of automatic partial withdrawals.

Potential Limits on Transfers

Frequent, large, programmed or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account (“Harmful Trading”) can cause risks with adverse effects for other Participants or Contractowners (and beneficiaries). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a Subaccount if Deposits or transfers into a Subaccount are made at unit values that are below the true value, or surrenders or transfers out of the Subaccounts are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay surrenders or transfers out of the Subaccount; and (3) increased brokerage and administrative expenses. These costs are borne by all Participants or Contractowners, including the long-term investors who do not cause or generate the costs.

We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect or halt all Harmful Trading. In addition, because other insurance companies or other qualified plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that a Portfolio will not suffer harm from programmed, large or frequent transfers among subaccounts of variable products issued by these other insurance companies or plans.

Under our market timing policy, we could modify transfer privileges for some or all Participants, Contractowners, or Subaccounts. Modifications could include, but not be limited to, not accepting a transfer request from you or a participant, or from any person or asset allocation service on your or a Participant’s behalf. We may also limit the amount that may be transferred into or out of any Subaccount at any one time. Currently, if we identify Harmful Trading, we restrict the method of making a transfer (i.e., we require that all transfers into a particular Subaccount be submitted on a paper form and we rescind telephone and Internet privileges). Unless prohibited by the terms of the Contract, in the future we may also (but are not obligated to):

•	Limit the dollar amount, number and/or frequency of transfers;

•	Require a holding period for some Subaccounts (e.g., prohibit transfers into a particular Subaccount within a specified period of time after a transfer out of that Subaccount);

•	Impose redemption fees on short-term trading; or

•	Impose other limitations or restrictions.

We administer redemption fees, if any, imposed by certain Portfolios, collecting them from the Participant’s Account Value and paying them to the Portfolio.

You and your Participants should also be aware that we are contractually obligated to prohibit transfers by Participants or Contractowners identified by a Portfolio and to provide individual Participant or Contractowner transaction data to the Portfolios or their agents.

Telephone and Internet Transactions

We may allow telephone or Internet transfers and other transactions, but we may cancel telephone and Internet transactions at any time, for some or all Participants and Contractowners. We may record all telephone requests. We will employ reasonable means to confirm that telephone and Internet requests are genuine. These procedures may include requirements to provide certain information, such as name, social security number, account number, date of birth, or other information. We disclaim all liability for losses resulting from allegedly unauthorized telephone and Internet transactions that we believe are genuine.

Telephone and Internet access may not always be available. There may be outages or slowdowns for a variety of reasons, such as power or equipment failures, viruses or other computer problems, or a high volume of transactions. Such outages or slowdowns may prevent or delay our receipt of transaction requests.

There are risks associated with telephone and Internet transactions that may not apply when a signed, written request is made. Participants and Contractowners bear these risks.

Automatic Rebalancer

A Participant may elect the Automatic Rebalancer service. If it is selected, we will periodically transfer portions of the Participant’s Account Value to maintain an asset allocation that is consistent with current investment directives. Rebalancing may occur quarterly during February, May, August and November, semi-annually or annually, as elected by the Participant. Participation in the program may be terminated at any time. The program results in moving Account Value from Subaccounts that have performed well in terms of investment performance into Subaccounts that have not performed as well.

An election to activate or deactivate the Automatic Rebalancer service may be made on our interactive voice response system or our Participant Website.

Annuity Payments

We offer only fixed annuity payments under this Contract. Fixed annuity payments remain fixed in amount throughout the payment period (except that there may be a reduction to a new, lower fixed amount, under a joint and survivor annuity).

Purchase of Annuities. Beginning with the Contract Date and until the date this Contract is subsequently terminated, you shall have the right to purchase annuities. “Premium” means the purchase amount.

You may purchase an annuity for a Participant by sending us a request for an annuity, which is (1) acceptable to us; (2) provided for under the terms of your Plan; and (3) authorized by the Plan Administrator.

We currently offer the following types of annuities:

•	Life Annuity – Monthly income payable for the life of the Annuitant only, with no payments after the Annuitant’s death.

•

Certain and Life Annuity – Monthly income payable for the life of the Annuitant with the provision that if the Annuitant should die after commencement of payments, but before the end of a certain period of 60, 120, or 180 months, as elected, payments will be continued for the remainder of the certain period to a designated beneficiary; PROVIDED, however, that the certain period election shall not extend beyond any applicable limit imposed by law.

•

Joint and Survivor Annuity – Monthly income payable for the life of the Annuitant, and thereafter for the life of a designated Contingent Annuitant. Monthly payments to the Contingent Annuitant may be the same amount as, one-half of, or three-quarters of the monthly payments to the Annuitant, as you specify.

We may provide other annuity forms required by the Plan or requested by you and which are acceptable to us.

You must provide us with certain information, including the Participant, the purchase date, the form of annuity desired, the Annuity Commencement Date, the amount of payment or premium (if other than the Participant’s Account Value), information about the Annuitant and (if applicable) the Contingent Annuitant and Beneficiary, and how often we should make payments.

The first annuity payment will be made as of the Annuity Commencement Date. You select the Annuity Commencement Date, subject to certain restrictions. Generally, payments from a qualified plan must commence by April 1 following the year in which occurs the later of the date the Participant retires or attains age 70 (the required beginning date). If no selection is made, the Annuity Commencement Date will be the required beginning date, if applicable, or otherwise the later of the Annuitant’s age 85 or 10 years after the Contract’s effective date or the date required by state law. You may change the Annuity Commencement Date for a Participant by giving us Written Notice at least 30 days before the old Annuity Commencement Date (and at least 30 days before the new Annuity Commencement Date). An Annuity Commencement Date must be the first day of any calendar month.

In any case where we provide an annuity under this Contract, we will issue a single premium immediate annuity to the named Annuitant describing the terms and conditions of the relationship created between the Annuitant and our company, including any guarantees we undertake.

No annuity will be purchased if your funds or the Participant’s Account Value under this Contract are insufficient. We shall not be responsible for the lack of sufficient funds held under this Contract to purchase an annuity.

Annuity Purchase Rates. The annuity purchase rates are guaranteed to be at least as favorable as the amounts shown in the Table of Guaranteed Maximum Rates found in your Contract. If, at the time you purchase your annuity, we offer annuities on a more favorable basis than that guaranteed in the Contract; we will apply the more favorable rate. We reserve the right to modify the Table of Guaranteed Maximum Rates for benefits of Participants who enter the Plan after sixty (60) days Written Notice to you of such modification.

Amount and Form of Annuity Payments. The amount of each annuity payment will depend on the age of the Annuitant and the sex of the Annuitant (except in the cases where unisex rates are required) as of the Annuity Commencement Date and the Participant’s Account Value. A choice may be made to receive payments once each month, four times each year, or once each year. The Account Value used to effect annuity payments will be calculated as of the Annuity Commencement Date.

After the Annuity Commencement Date, you may not change the annuity payment option.

The total dollar amount of annuity payments to be made to an Annuitant cannot be predicted. There is a risk that this total payment amount will be less than the total Deposits and less than the Account Value at the time payments begin. The total payment amount depends on the date of the death of the Annuitant, and the date of death of the Contingent Annuitant for a Joint and Survivor Annuity. The closer the date of death is to the date the annuity payments begin, the more likely it is that the total payments will be less than the total deposits or the Account Value. It is even possible that only one annuity payment will be made, if the Annuitant dies shortly after the Annuity Commencement Date and a Life Annuity was chosen, or both Annuitants die shortly after the Annuity Commencement date under a Joint and Survivor Annuity.

We may choose to pay the Account Value in cash if the annuity payment would be less than $100 annually. If the annuity option chosen results in annuity payments of less than $100 per month, the frequency will be changed so that annuity payments will be at least $100.

Once annuity payments have begun and we later discover that the age or sex of an Annuitant or Contingent Annuitant has been misstated, the payment shall be adjusted based on the correct age and sex from the date payments began. If we underpaid, we will pay the underpaid amount in full with the next annuity payment. If we overpaid, we shall deduct the overpayments from future annuity payments until we are repaid in full.

No annuity option may be assigned or attached, except, if applicable, those benefits assigned or attached by a Qualified Domestic Relations Order under Section 414(p) of the Code, or pursuant to a federal tax levy under Section 6331 of the Code.

If we receive proof that a person receiving annuity payments under this Contract is legally or mentally incompetent, the annuity payments may be made to any person deemed a legal representative by a court of competent jurisdiction or as otherwise provided by applicable state law.

We may, at any time, require proof that any payee or Annuitant under this Contract is living when payment is contingent upon survival of that payee or Annuitant.

After the Annuity Commencement Date, the Account Value may not be withdrawn, nor may the single premium immediate annuity be surrendered.

Rights of Annuitants and Beneficiaries. The Annuitant may name the Beneficiary or Contingent Annuitant for any purchased annuity option. The Annuitant may change the Beneficiary at any time without the consent of the previous Beneficiary unless the previous designation provides otherwise. However, if the Annuitant is married, the Annuitant’s spouse must agree in writing to another person being named Beneficiary or Contingent Annuitant if required by the Plan or applicable law. The change is effective when written notice is received by us. The annuity option or the Contingent Annuitant may not be changed. The Beneficiary or the Contingent Annuitant does not have the right to name the Beneficiary.

If the Annuitant dies and there is no named Beneficiary living at the time of the Annuitant’s death, the Annuitant’s estate will be paid any remaining guaranteed annuity payments, under a period certain annuity option, in one lump sum. If the named Beneficiary is receiving guaranteed annuity payments and dies, the remaining annuity payments will be paid on one lump sum to the contingent Beneficiary if living at the time of the Beneficiary’s death. Payment will otherwise be made to the Beneficiary’s estate.

Death Benefits

If a Participant dies before the Annuity Commencement Date, a death benefit will be paid to the Participant’s designated Beneficiary as provided by the terms of the Plan. Unless otherwise provided, the death benefit is equal to the Participant’s Account Value less any outstanding loan balance. (No Surrender Charge, Administration Fee, or Market Value Adjustment is deducted from or applied to the death benefit.) The death benefit will be determined at the end of the Valuation Period during which due proof of death and election of a form of benefit and any other required information have been received by Standard.

A Participant may designate a Beneficiary during the life of the Participant as provided by the terms of the Plan. Unless otherwise stated in the Beneficiary designation, if there is more than one Beneficiary, they are presumed to share equally. The Participant may change any Beneficiary unless otherwise provided in the previous designation. A change of Beneficiary will revoke any previous designation. A change may be made by filing a written request with the Plan Administrator.

Unless otherwise provided in the Beneficiary designation, if any Beneficiary dies before the Participant, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests. If there are no Beneficiaries, the Beneficiary’s interest will pass to a contingent Beneficiary(s), if any. If no Beneficiary or contingent Beneficiary survives the Participant, the death benefit will be paid in one lump sum to the Participant’s estate.

Proof of death will be a certificate of death, a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us. All death benefit payments will be subject to the laws and regulations governing death benefits. In addition, no payment of death benefit will be allowed that does not satisfy the requirements of Section 401(a)(9) of the Code, if applicable.

The death benefit may be paid in a form permitted by this Contract and the Plan. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act. If no election regarding the form of the death benefit is made and the Plan does not designate a form of payment, payment will be made in the form of a lump sum.

Withdrawals

Withdrawals may be prohibited or restricted by the Plan or regulations applicable to the Plan, or both. The following generally describes only the Contract, and not any Plan or applicable law.

General. All withdrawal requests must be submitted to us on a paper form or electronically, as agreed by the Contractowner and Standard. Withdrawals generally must be authorized by the Contractowner.

The Account Value available upon withdrawal is determined at the end of the Valuation Period during which the request for withdrawal is received at the Home Office. Withdrawal payments from the Variable Account generally will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. A Distribution Fee equal to the lesser of $25 or 2% of the transaction amount will apply to Participant-initiated withdrawals, annuity purchases and payments pursuant to a Qualified Domestic Relations Order.

There may be Surrender Charges associated with withdrawal of Account Value (other than Benefit Withdrawals) during the first five Contract Years (and a Market Value Adjustment may apply to withdrawals from the Fixed Account; see Appendix A). Also, the Administration Fee will be deducted on a full surrender. See Charges and Deductions – below. You may specify that the Surrender Charge be deducted from the amount you request withdrawn or from the remaining Account Value. If you specify that the charge be deducted from the remaining Account Value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable Surrender Charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase.

The tax consequences of withdrawals are discussed later in this prospectus. See “Federal Tax Matters.”

The Contract or a Certificate will terminate when there is no applicable Account Value remaining. See the Contract for more information.

Automatic Partial Withdrawals. A Participant may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly or annual basis, provided each periodic payment is at least $100. Automatic partial withdrawals are only available before the Annuity Commencement Date. Withdrawals will continue until the Participant’s Account Value is exhausted, unless a written request to stop them earlier is submitted.

Automatic partial withdrawals are subject to all the other Contract provisions and terms. Automatic partial withdrawals that constitute benefit withdrawals are not subject to the Surrender Charge, but if an additional withdrawal is made from a Participant’s Account Value when automatic partial withdrawals are occurring, the automatic partial withdrawals will terminate automatically.

Automatic partial withdrawals may be subject to a 10% federal tax penalty and to income tax. The Distribution Fee will be charged only once, at the beginning of a series of automatic partial withdrawals.

Withdrawal Restrictions under Section 403(b) Plans. Restrictions apply to withdrawals from variable annuity contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. As required by Section 403(b), any Contract used for a Section 403(b) plan will prohibit distributions of:

(a) Elective contributions made in years beginning after December 31, 1988;

(b) Earnings on those contributions; and

(c) Earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

However, distributions of such amounts may be allowed, according to the terms of the Plan, upon:

(a) Death of the employee;

(b) Reaching age 59 1/2;

(c) Severance from employment;

(d) Disability; or

(e) Financial hardship (except that income attributable to elective contributions may not be distributed in the case of hardship).

Transfers of all or a portion of a Participant’s Account Value to other options under the Plan are permitted, as described in “Transfers” and “Potential Limits on Transfers.”

For Contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the Plan.

Restrictions under Qualified Plans

Other restrictions on surrenders and withdrawals or with respect to the election, commencement or distribution of benefits may apply under qualified Contracts or under the terms of the Plans for which Contracts are issued.

Loans

A Participant under a Plan that permits loans may apply for a loan under the Contract prior to such Participant’s Annuity Commencement Date. A Participant must complete a loan application and assign Account Value to the Plan trust equal to the loan amount as security for the loan. We will transfer Account Value from the Subaccounts and the Fixed Account on a pro rata basis to a loan account.

The minimum loan amount can be no more than $1,000. A Participant may borrow up to the lesser of 50% of the Account Value or $50,000 taking into account all outstanding loans to the Participant under all plans of the employer. If the Participant has taken a loan during the preceding twelve-month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve-month period over the outstanding current loan balance.

During the time that the loan is outstanding, the Participant’s loan account will earn interest at the rate in effect for the Plan at the time of loan initiation, but at least the minimum allowed by state law. The same amount of interest will be credited back to the Participant’s Account Value. Loan payments of principal and interest must be paid in level amortized payments at least quarterly. The payments reduce the outstanding loan account balance and are invested according to current Participant allocation instructions in the Fixed Account and/or the Subaccounts. The loan must be repaid within five years unless it is being used to purchase a principal residence for the Participant, in which case the loan must be repaid within 20 years or less.

The amounts and terms of a Participant loan may be subject to the restrictions imposed under Code Section 72(p), Title I of ERISA, and any applicable Plan. Loans that are not established or repaid in accordance with Code Section 72(p) are treated as taxable distributions, may be subject to penalty tax and may adversely affect the qualification of the Plan.

Delay of Payments

Contract proceeds from the Variable Account (for withdrawals, surrenders, transfers, loans, annuity payments, and death benefits) will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) when market trading is restricted or the SEC declares an emergency, and we cannot value Accumulation Units or the Portfolios cannot redeem shares; or (iii) when the SEC so orders to protect Contractowners or Participants.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a deposit and/or “freeze” or block your Contract or a Participant’s Account. If these laws apply in a particular situation, we would not be allowed to process any requests for surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a Contract or Account is frozen, the Contract or Account value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract and Participants to government agencies or departments.

Assignment

Assignment, Pledge or Transfer. You can assign, pledge, or transfer ownership of this Contract, but only if we have given you prior consent pursuant to a Written Notice and only if the assignment, pledge, or transfer complies with applicable state and federal law. Such transactions may have tax consequences. In general, qualified Contracts may not be assigned, pledged or transferred.

Commutation, Anticipation or Encumbrance. Any payments or benefits provided for by this Contract shall not be subject to commutation, anticipation, encumbrance, or alienation by any person, individual, or institution entitled to such payments or benefits unless it complies with applicable state or federal law and we have given you consent pursuant to a Written Notice prior to that transaction.

Seizure by Operation of Law. No payment or benefit provided by this Contract shall be seized, taken, appropriated, or applied by any legal or equitable process or operation of law to pay any debt or liability of any person entitled to such payments or benefits, except to the extent provided by applicable law and only if we have consented in a prior Written Notice.

Charges and Deductions

We do not deduct any charges from Deposits (except for any premium taxes charged in the Contractowner’s or Participant’s location). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the Contract, for administering and distributing the Contract, for any applicable taxes, and for assuming certain risks in connection with the Contract. These charges are described below.

Surrender Charge

We may deduct a Surrender Charge if the Contractowner or Participant:

(a) Makes partial withdrawals; or

(b) Surrenders the Contract or Certificate,

except that there is no Surrender Charge on Benefit Withdrawals.

All withdrawals other than Benefit Withdrawals, whether made by the Contractowner or a Participant, are “Contractowner withdrawals” and are subject to the Surrender Charge (and, if from the Fixed Amount, also subject to a Market Value Adjustment; see Appendix A). In addition, a Surrender Charge may be assessed if we terminate the Contract.

The Surrender Charge is a percent of the amount withdrawn, based on the Contract Year (without respect to how long the Participant has been enrolled under the Contract or how many years have elapsed between the applicable Deposit and the withdrawal), as specified in the following table.

Contract Year	Surrender Charge Percentage
1	5%
2	4
3	3
4	2
5	1
6 or greater	0

We will deduct the Surrender Charge from the remaining Account Value, or from the amount paid if there is not enough value remaining. The Surrender Charge partially compensates us for sales expenses, including broker sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities. In no event will total Surrender Charges exceed 9% of a Participant’s Deposits.

The amounts we receive from the Surrender Charge may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the Insurance and Financial Services Fee, as described below).

Administration Fee

We deduct an annual Administration Fee of $25 from each Participant Account in quarterly installments of $6.25 to cover expenses for administering the Contract. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and Contract changes, providing reports to Contractowners and Participants, and overhead costs. The Administration Fee shall be deducted from each Participant Account by reducing the number of Accumulation Units credited to that Account during the accumulation period.

Each calendar quarter, we will deduct the Administration Fee from the Account Value maintained on behalf of each Participant proportionately from the Participant’s Investment Options. The full Administration Fee will be deducted upon withdrawal of the entire Participant Account Value.

If you choose to pay the Administration Fee directly, you must give us Written Notice of your election. We will bill you after the end of each calendar quarter for an amount equal to the Administration Fee times the number of Participants on whose behalf Account Values are maintained as of the last day of the calendar quarter plus the number of Participants that have withdrawn their entire Account Values within that calendar quarter. You must pay the charges within thirty-one (31) days after the date on the statement, or we will deduct them as provided above. However, if this automatic deduction of Fees occurs twice within any twenty-four (24) month period, we may begin deducting fees from the assets in your Investment Options.

Insurance and Financial Services Fees

The Insurance and Financial Services Fee will be deducted from the Variable Account assets on a daily basis. (This type of fee may also be referred to as a “mortality and expense risk charge”).

The amount of the Insurance and Financial Services Fee will be a percentage, currently from 1.60% to 2.00%, of the average daily net assets in the Variable Account attributable to this group Contract (reduced by the Asset Based Discount, if applicable, described below), and will depend on the Portfolio(s) to which a Participant allocates his or her Deposits. The fee will reflect whether and to what extent the funds or fund managers pay us for certain administrative services or otherwise provide revenue to Standard. The daily fee is the Annual Fee Rate divided by the number of days in the calendar year.

Portfolio	Annual Fee Rate
Alger American Small Capitalization Portfolio Class O	2.00%
Alger American MidCap Growth Portfolio Class O	2.00
AllianceBernstein VPS International Value Portfolio A	1.90
American Century VP Income & Growth Class I	1.75
American Century VP Ultra Class I (Available only to Contracts that selected the Portfolio before October 16, 2006)	1.75
American Century VP Value Class I	1.75
American Century VP Vista Class I	1.75
BlackRock Large Cap Growth VI Fund Class I	2.00
BlackRock Large Cap Value VI Fund Class I	2.00
Davis Value Portfolio VA	1.80
Delaware VIP Growth Opportunities Series Standard Class (Available only to Contracts that selected the Portfolio before November 30, 2007)	2.00
Delaware VIP International Value Equity Series Standard Class	2.00
Delaware VIP Small Cap Value Series Standard Class	2.00
Dreyfus Small Cap Stock Index Portfolio Service Shares	1.75
Dreyfus VIF International Equity Portfolio Service Shares	1.75
Federated Kaufmann Fund II VIP	1.75
Fidelity VIP Equity Income Portfolio Initial Class	2.00
Fidelity VIP Freedom 2005 Portfolio Initial Class	2.00
Fidelity VIP Freedom 2010 Portfolio Initial Class	2.00
Fidelity VIP Freedom 2015 Portfolio Initial Class	2.00
Fidelity VIP Freedom 2020 Portfolio Initial Class	2.00
Fidelity VIP Freedom 2025 Portfolio Initial Class	2.00
Fidelity VIP Freedom 2030 Portfolio Initial Class	2.00
Fidelity VIP Freedom Income Portfolio Initial Class	2.00
Fidelity VIP Investment Grade Bond Portfolio Initial Class	2.00
Fidelity VIP Mid Cap Stock Portfolio Initial Class	2.00
Franklin Rising Dividends Securities Class I (Available only to Contracts that selected the Portfolio before April 30, 2007)	2.00
GE Investments Premier Growth Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006)	2.00

Portfolio	Annual Fee Rate
GE Investments Total Return Fund (Available only to Contracts that selected the Portfolio before May 1, 2006)	2.00
GE Investments U.S. Equity Fund (Available only to Contracts that selected the Portfolio before April 30, 2007)	2.00
Goldman Sachs VIT Capital Growth Fund (Available only to Contracts that selected the Portfolio before April 30, 2007)	1.80
Goldman Sachs VIT Growth and Income Fund	1.80
Goldman Sachs VIT Mid Cap Value Fund	1.80
Goldman Sachs VIT Structured Small Cap Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006)	1.80
Goldman Sachs VIT Structured U.S. Equity Fund	1.80
LVIP Baron Growth Opportunities Fund	1.70
Neuberger Berman AMT Fasciano Portfolio S (Available only to Contracts that selected the Portfolio before November 30, 2007)	1.75
Neuberger Berman AMT Mid-Cap Growth Portfolio I	1.75
Neuberger Berman AMT Regency Portfolio I	1.75
PIMCO VIT Total Return Administrative Shares	1.75
PVC Diversified International Account 1	2.00
PVC Equity Income Account 1	2.00
PVC Income Account 1	2.00
PVC SAM Balanced Portfolio 1	2.00
Royce Small-Cap Portfolio Investment Class	1.75
T. Rowe Price Equity Blue Chip Growth Portfolio VIP	2.00
T. Rowe Price Equity Income Portfolio VIP	2.00
T. Rowe Price Equity Personal Strategy Balanced Portfolio VIP	2.00
Universal Institutional Fund Equity and Income Portfolio Class II	1.85
Van Kampen LIT Growth and Income Portfolio Class I	1.85
Vanguard VIF Balanced Portfolio	2.00
Vanguard VIF Capital Growth Portfolio	2.00
Vanguard VIF Diversified Value Portfolio	2.00
Vanguard VIF Equity Index Portfolio	2.00
Vanguard VIF International Portfolio	2.00
Vanguard VIF Mid Cap Index Portfolio	2.00
Vanguard VIF Small Company Growth Portfolio	2.00
Vanguard VIF Total Bond Market Index Portfolio	2.00
Victory VIF Diversified Stock Fund Class A	1.60

This fee compensates us for financial services, record keeping, and distribution expenses. It also compensates us for assuming certain risks with respect to the Contracts. No Insurance and Financial Service Fee is deducted from the Fixed Account. We may realize a profit from this fee.

The Annual Fee Rate shown in the above table will be reduced by an Asset Based Discount shown in the table below. The applicable Asset Based Discount is based on the total assets in the Contract at the end of the prior business day.

Asset Balance Range (in Millions)	Annual Rate of Asset Based Discount
$0.0 – $2.5	0.00%
$2.5 – $5.0	0.16
$5.0 – $8.0	0.36
$8.0 – $12.0	0.41
$12.0 and up	0.46

The insurance risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all Annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the Contract. This assures you that neither the longevity of the Annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the Annuitant will receive under the Contract. Our obligation therefore relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur to provide the financial services under this Contract.

Transfer Fee

We impose no transfer fee except any redemption fees imposed by the Portfolios. Information on the fee imposed by each Portfolio, if any, is available in the fund’s prospectus.

Distribution Fee

We impose a Distribution Fee equal to the lesser of $25 or 2% of the transaction amount on Participant-initiated withdrawals, annuity purchases and payments pursuant to a Qualified Domestic Relations Order.

Premium Taxes

We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred when you make a Deposit. We may also choose to deduct premium taxes when Account Value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Loan Fees

A one-time fee of up to $125 or an annual fee of $50 may be charged to set up a loan. The fee will be deducted from the Participant’s remaining Account Value at the time of the loan or annually.

Interest will be charged to the Participant at a rate established by the Plan at the time the loan is taken. The same amount of interest will be credited back to the Participant’s Account Value.

Qualified Domestic Relations Orders

If the Plan and we agree, we will impose a fee for the review and administration of a QDRO. The fee will be deducted from the Account Value of the affected Participant and/or the alternate payee and will equal $300.

Reduction in Charges for Certain Groups

We may reduce or waive the Insurance and Financial Services Fee, annual Administration Fee and Surrender Charge:

(a) When sale of the Contract may result in savings of sales or administrative expenses; or

(b) Where the size and type of the group or level of Deposits may result in savings of administrative or insurance expenses.

We will not reduce or eliminate the Insurance and Financial Services Fee, quarterly Administration Fee, or Surrender Charges where such reduction or elimination will unfairly discriminate against any person.

Distribution of the Contracts

StanCorp Equities, Inc. (“StanCorp Equities”) 1100 S.W. Sixth Avenue, Portland, OR 97204 is the principal underwriter and the distributor of the Contracts. StanCorp Equities is an affiliate of Standard. StanCorp Equities may enter into written sales agreements with various broker-dealers to aid in the distribution of the Contracts. A commission plus bonus compensation may be paid to broker-dealers in connection with sales of the Contracts. Bonus compensation, if any, will be based on the amount of Deposits received.

The maximum commission, which could be paid to broker-dealers, is 2% on the total Deposits received and 1% of assets each Contract year or an equivalent schedule. Broker-dealers, sales representatives and their managers may also be eligible for various cash benefits, such as bonuses, that we may provide jointly with StanCorp Equities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, broker-dealers or sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help sales representatives and/or their managers qualify for such benefits. Broker-dealers, sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to broker-dealers may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Commissions and other incentives or payments described above are not charged directly to Participants or Contractowners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

Federal Tax Matters

The following discussion is general and is not intended as tax advice.

We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax-qualified basis (“nonqualified contract”) or as a qualified contract. Qualified contracts are designed for use with retirement plans entitled to special income tax treatment under the Code.

Qualified Contracts

The tax rules applicable to a qualified contract vary according to the type of Plan and the terms and conditions of the Plan. The following events may cause adverse tax consequences.

(a) Contributions in excess of specified limits;

(b) Distributions prior to age 59 1/2 (subject to certain exceptions);

(c) Distributions that do not conform to specified commencement and minimum distribution rules; and

(d) Other circumstances specified in the Code.

We make no attempt to provide more than general information about the use of the Contract with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified contract. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified contract comply with applicable law. If you are purchasing a contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Corporate Pension and Profit Sharing Plans. Section 401(a) of the Code permits employers to establish retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the Plan, to the Participant or to both may result if this Contract is purchased by a Section 401(a) plan and later assigned or transferred to any individual.

Section 403(b) Plans. Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, severance from employment, disability or financial hardship:

(a) Elective contributions made in years beginning after December 31, 1988;

(b) Earnings on those contributions; and

(c) Earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship. For Contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the Plan.

Deferred Compensation Plans. Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

Required Distributions. For qualified plans under Sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must begin by April 1 of the calendar year following the later of the calendar year in which the Plan Participant: (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the Participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Plan Participant reaches age 70 1/2.

Taxation of Annuities in General

The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. Section 72 of the Code governs taxation of annuities in general.

Non-natural Person Owners. An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the Account Value over the Contractowner’s “investment in the contract” during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor. Any Contract (or Certificate) purchased in connection with a nonqualified deferred compensation plan, which typically has owners that are non-natural persons, generally will not qualify for one of these exceptions. Therefore, Contracts (and Certificates) purchased in connection with a nonqualified deferred compensation plan generally will not be entitled to any tax deferral on such Contract’s (or Certificate’s) inside build-up. Rather, annual increases in such a Contract’s (or Certificate’s) Account Value will be currently taxable as ordinary income.

In the case of nonqualified Contracts owned by non-natural persons (e.g., Contracts purchased in connection with a nonqualified deferred compensation plan, which typically have Contractowners that are non-natural persons), the Annuitant will be treated as the Contractowner for purposes of the required distributions under section 72(s) of the Code. Section 72(s) of the Code requires any nonqualified Contract to provide that (a) if any Contractowner dies on or after the Annuity Commencement Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Contractowner’s death; and (b) if any Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of such Contractowner’s death or over the life of (or over a period not extending beyond the life expectancy of) that Beneficiary, provided that such distributions begin within one year of the Contractowner’s death.

The nonqualified Contracts contain provisions that are intended to comply with these Code requirements with regard to required distributions, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

A Contractowner who is a natural person generally is not taxed on any increase in the value of a Contract until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment method elected. For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

The following discussion applies to annuity contracts owned by natural persons.

Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the total account value. The “investment in the contract” generally equals the portion, if any, of Deposits paid with after-tax dollars (that is, Deposits that were not excluded from the individual’s gross income). For qualified Contracts, the “investment in the contract” can be zero. Special rules may apply to a withdrawal from a qualified Contract.

Generally, in the case of a partial withdrawal under a nonqualified Contract before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable.

In the case of a full surrender under a nonqualified Contract, the amount received generally will be taxable to the extent it exceeds the “investment in the contract.”

Annuity Payments. Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the account value exceeds the “investment in the contract” will be taxed.

For fixed annuity payments, in general there is no tax on the portion of each annuity payment, which reflects the ratio that the “investment in the contract” bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all other cases, after the “investment in the contract” is recovered, the full amount of any additional annuity payments is taxable.

Penalty Tax. In the case of a distribution from a nonqualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

(a) Made on or after the taxpayer attains age 59 1/2;

(b) Made as a result of an owner’s death or attributable to the taxpayer’s disability; or

(c) Received in substantially equal periodic payments as a life annuity.

Additional exceptions may also be available. Other tax penalties may apply to distributions from a qualified Contract.

Multiple Contracts. All nonqualified annuity contracts (e.g., all Certificates issued on a nonqualified basis) that are issued by us (or any of our affiliates) to the same owner during any calendar year shall be treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Taxable “eligible rollover distributions” from Section 401(a) plans, 403(a), 403(b), and certain 457 plans are subject to mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution from such a plan to an employee (or former employee or surviving spouse), except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Transfers and Assignments

A transfer or assignment of ownership of a Contract, or designation of an Annuitant or other Beneficiary who is not also the owner, may result in certain tax consequences to the Contractowner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Death Benefits

Amounts may be distributed from a Contract because of the death of a Participant or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

(a) If distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above; or

(b) If distributed under an annuity payment method, they are taxed in the same manner as annuity payments, as described above.

All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies.

In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Possible Changes in Taxation

The tax treatment of the Contract could change as a result of future legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change.) You should consult a tax advisor regarding such developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

Historical Performance Data

We may advertise yields and total returns for the Subaccounts of the Variable Account. These figures are historical and are not intended to indicate future performance.

We calculate the total return of Subaccounts for Portfolios for various periods of time, including (a) one year; (b) five years; (c) ten years; and (d) the period starting when the Subaccount commenced operations.

The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods. We may disclose performance figures that reflect the Surrender Charge, and also figures that assume the Contract is not surrendered and therefore do not reflect any Surrender Charge.

We may also disclose performance for periods beginning before the Subaccounts of the Variable Account commenced operations, based upon the actual performance of the underlying mutual fund portfolios adjusted to reflect the Contract’s and the Variable Account’s charges and deductions.

The Statement of Additional Information has more information about performance data calculations.

Voting Rights

To the extent required by law, we will vote shares of the Portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable Subaccounts (generally the Contractowner). If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the Portfolios’ shares in our own right, we may elect to do so. The mutual funds generally do not hold regular annual shareholder meetings.

The number of votes that you may direct us to cast will be calculated separately for each variable Subaccount. We will determine that number by applying your percentage interest, if any, in a particular variable Subaccount to the total number of votes attributable to that variable Subaccount. Before the Annuity Commencement Date, you hold a voting interest in each variable Subaccount to which Account Value is allocated. In determining the number of votes, fractional shares will be recognized.

The number of votes for a Portfolio, which are available, will be determined as of the record date established by each mutual fund. Voting instructions will be solicited by written communication in accordance with procedures established by the mutual funds.

Portfolio shares attributable to Contracts for which no timely instructions are received will be voted in proportion to the voting instructions, which are received with respect to all Contracts participating in the variable Subaccount. This means that a small number of voters could control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a variable Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio of the mutual funds.

Legal Proceedings

In the normal course of business, our Company is involved in various legal actions and other state and federal proceedings. A number of actions or proceedings were pending as of December 31, 2007. In some instances, lawsuits include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or other compensatory damages. In the opinion of management, the ultimate liability, if any, arising from the actions or proceedings is not expected to have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account. StanCorp Equities is not a party to any legal proceeding that is likely to have a material adverse effect on its ability to perform its contract as principal underwriter.

Financial Statements

Our financial statements and those of Separate Account C (as well as the Auditors’ Reports thereon) are in the Statement of Additional Information.

Statement of Additional Information

A Statement of Additional Information (SAI) is available, which contains more details concerning the subjects discussed in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus. It is available at no charge by calling the number on the cover page or writing to us. For your convenience, we have included a form for that purpose.

The following is the table of contents for the Statement of Additional Information:

TO:	Standard Insurance Company
Retirement Plans, P9A
P.O. Box 711
Portland, OR 97207

Please send me a Statement of Additional Information for The Standard Group Variable Annuity Contract.

Name

Address

Telephone (            )         -

Appendix A: The Fixed Account

The Fixed Account is a funding choice that guarantees that the amount available for Participant-initiated transactions will be the net Deposits accumulated at a specified rate of interest. Actions by the Contractowner could result in a Market Value Adjustment being imposed on Participants’ Account Values. Interests in the Fixed Account are not registered under the Securities Act of 1933, and it is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions or restrictions of these federal securities laws, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC.

The Fixed Account is a part of our general account, which includes all of our assets other than those in any separate account. The Fixed Account may not be available in all states.

The Contractowner or Participant determines the allocation of Account Value to the Fixed Account. Before the Annuity Commencement Date, you may transfer all or part of the Account Value in the Fixed Account to one or more of the variable Subaccounts. After the Annuity Commencement Date, transfers out of the Fixed Account are not allowed. See “Transfers.”

Transfers and withdrawals from the Fixed Account may be delayed for up to six months and/or may be subject to a Market Value Adjustment (see below).

Fixed Account Value

On any Business Day, a Participant’s Fixed Account value is equal to:

(a)	The value of the Fixed Account on the previous Business Day; plus

(b)	Total interest credited on the value of the Fixed Account since the previous Business Day; plus

(c)	The sum of all deposits (net of any applicable premium taxes) allocated to the Fixed Account since the previous Business Day; plus

(d)	Any amounts transferred into the Fixed Account since the previous Business Day; minus

(e)	Any amounts transferred out of the Fixed Account since the previous Business Day (including any transfer charge); minus

(f)	The amount of any withdrawals (including withdrawal charges) allocated to the Fixed Account since the previous Business Day; minus

(g)	The portion of any deduction for premium taxes allocated to the Fixed Account since the previous Business Day.

Interest Credits

The interest placement rate paid on transactions is announced in advance each month, reflecting Standard’s current investment expectations. At the end of each quarter, a single investment cell will be formed. The new cell will be the sum of new deposits, transfers to the Fixed Account, interest and the maturity amount of a prior cell, less disbursements from the Fixed Account. However, if the new cell amount would otherwise be negative, the new cell amount will be zero and the excess negative amount will be deducted from the oldest cell. The interest rate paid on the new cell will be the weighted average of the three monthly placement rates. The weighted average interest rate for each cell is guaranteed until the cell matures in five years or is used to pay benefits to participants, if earlier. All participants in the plan earn the same interest rate, which is a weighted average of the interest rates of all cells. Interest is accrued daily and compounded quarterly.

A-1

Market Value Adjustment

Prior to the maturity date, a Market Value Adjustment (“MVA”) will be charged on any Contractowner withdrawals from the Fixed Account or upon termination of this Investment Option or the Contract. Benefit Withdrawals are not subject to an MVA. The amount of the MVA will be deducted from the gross amount to be disbursed. The MVA is defined as a market value factor times the Account Value to be withdrawn. The market value factor is the greater of zero or the following formula:

1 –	Current Bond Price

Par Value of Bond

Current Bond Price equals the price of a bond:

(a)	Issued with a maturity of 5 years;

(b)	Bearing interest at the weighted average of the declared interest rates in effect as of the termination date; and

(c)	Calculated to yield the Merrill Lynch U.S. Industrial Corporates BBB Rated Index for the month ending in which the notice of withdrawal is received.

The MVA will be limited to the amount of interest previously credited. The amount payable shall never be less than the minimum required under applicable state minimum no forfeiture laws.

A-2

Appendix B: Termination

A group Contractowner may discontinue a group Contract at any time by giving Written Notice to Standard. The Written Notice must specify a date on which termination shall be effective. However, the date chosen for termination cannot be earlier than thirty (30) days after we receive your Written Notice at our Home Office, unless we agree otherwise.

We may terminate this Contract at any time after we send the group Contractowner Written Notice. We may terminate the Contract for reasonable cause, which may include any one of the following circumstances:

1.	If we believe you are not abiding by state and federal law in connection with this Contract or the Plan;

2.	If you have not rendered the performance necessary to comply with the terms of this Contract;

3.	If the balance in all of your Investment Options has fallen below $100,000;

4.	If the Internal Revenue Service disqualifies your Plan; or

5.	If your Plan has not been adopted within a reasonable period of time.

Our Written Notice of termination to you shall specify an effective date. The date chosen shall be no sooner than 30 days after the date you receive Written Notice. We will allow you a reasonable period to remedy the reason for termination.

As of the date the Contract is discontinued, no additional Deposits will be accepted. We will continue to deduct fees until the balance in your Investment Options is zero.

You shall direct us, by Written Notice, how to dispose of your funds. You may receive either: (a) a single payment, or (b) a distribution of annuities or benefits, as agreed to by you and us. Any distribution of funds may be subject to a Market Value Adjustment, Administration Fees and a Surrender Charge.

Subject to applicable regulatory requirements, if a Contract is discontinued because it fails to qualify for special tax treatment under Code Section 401, 403, 414 or 457, the Account Value will be paid to the Contractowner or Participant, subject to the charges and restrictions applicable to a withdrawal of the entire Account Value. Participants will be given Written Notice.

In the event that Standard ceases to offer the Contract to new purchasers, we may also deactivate a Contract by prohibiting additional Deposits and/or the addition of new Participants under the Contract. Contractowners will be given at least 90 days’ notice of deactivation of the Contract.

Appendix C: Accumulation Unit Values Table

The following table includes accumulation unit values for each class of Contracts offered by means of this prospectus for the year ended December 31, 2007:

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
Alger American Small Capitalization Portfolio Class O	AG	*	28.57	32.19	0.00	3,892.38
	AL	*	28.85	32.15	0.00	6,699.27
	AR	*	29.85	32.11	0.00	413.69
	BC	*	31.10	31.99	0.00	264.66
	BD	*	31.93	31.99	0.00	0.62
	BI	*	29.86	31.96	0.00	621.94
	O	*	28.44	32.27	0.00	74.31
	Y	*	31.76	32.11	0.00	56.04
AllianceBernstein VPS International Value Portfolio A	AB	*	28.69	30.31	0.00	21,331.67
	AH	*	30.54	30.26	0.00	8,781.09
	AI	*	32.58	30.20	0.00	67.63
	AO	*	30.54	30.23	0.00	2,052.28
	AQ	*	28.14	30.22	0.00	12,014.63
	AZ	*	29.91	30.12	0.00	1,538.19
	BA	*	30.97	30.11	0.00	90.50
	BE	*	29.78	30.13	0.00	879.01
	BH	*	31.19	30.08	0.00	1,171.26
	K	*	28.97	30.38	0.00	8,282.82
	R	*	32.16	30.23	0.00	10,898.75
American Century VP Income & Growth Class I	BF	*	32.36	29.46	0.00	268.45
American Century VP Ultra Class I	A		31.18	37.78	3,783.12	4,444.54
American Century VP Value Class I	BF		33.04	30.80	2,281.30	1,867.09
	K		33.16	31.27	30.84	239.84
American Century VP Vista Class I	AI	*	0.00	0.00	0.00	0.00
	AL		0.00	0.00	0.00	0.00
	AP		32.57	44.96	1,348.51	1,652.19
	BF	*	33.16	44.58	0.00	865.28
	E	*	33.52	45.02	0.00	5,472.50
	F		33.18	46.17	128.92	1,826.77
	J		32.89	45.68	3,735.16	10,266.02
	K		32.58	45.26	36.88	113.11
	N		0.00	0.00	0.00	0.00
	Q		32.90	45.66	1,010.74	1,013.59
	Z		32.85	45.50	149.82	59.15
BlackRock Large Cap Growth VI Fund Class I	AG	*	32.13	33.91	0.00	18,495.07
	AU	*	31.31	33.81	0.00	12,576.69
	BG	*	33.36	33.72	0.00	970.82
	BI	*	32.95	33.66	0.00	1,580.06
	O	*	32.47	33.99	0.00	13,560.18
	Y	*	34.29	33.82	0.00	10,578.97
BlackRock Large Cap Value VI Fund Class I	AG	*	32.46	34.19	0.00	10,225.85
	AM	*	36.14	34.07	0.00	61.18
	AR	*	32.56	34.17	0.00	2,663.69
	AU	*	32.27	34.09	0.00	5,587.09

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	BC	*	33.90	33.97	0.00	1,358.26
	BG	*	34.22	33.99	0.00	875.56
	BI	*	35.77	33.94	0.00	936.12
	O	*	33.52	34.27	0.00	6,612.00
	Y	*	35.91	34.10	0.00	6,556.49
Davis Value Portfolio VA AC	AC		37.35	38.72	7,429.33	8,093.61
	AK		37.00	38.30	2,928.82	4,413.81
	AO		37.13	38.38	2,666.52	3,101.86
	AR		37.01	38.23	395.41	531.27
	AW	*	37.76	37.97	0.00	1,592.14
	AX	*	38.65	37.97	0.00	87.82
	BB	*	37.77	37.99	0.00	535.86
	BE		36.95	38.01	225.42	453.13
	BG		36.91	37.93	5,428.63	6,307.62
	BJ	*	0.00	0.00	0.00	0.00
	G	*	37.03	38.31	0.00	7,787.43
	H		37.73	39.28	900.71	168.86
	K		37.45	38.96	2,179.80	2,926.39
	L		37.40	38.87	6,984.54	7,909.03
	M		37.27	38.75	8,203.44	8,929.84
	N	*	39.70	38.11	0.00	12,918.65
	O		36.96	38.41	22.11	294.30
	P		0.00	0.00	0.00	0.00
	W	*	36.51	38.21	0.00	18,268.78
Delaware VIP Growth Opportunities Series	AC	*	0.00	0.00	0.00	0.00
	AL		35.67	39.83	13,406.72	5,274.93
	AR	*	0.00	0.00	396.99	0.00
	AV		35.43	39.46	2,710.22	3,018.54
	AY	*	40.82	39.11	0.00	213.18
	BH		35.29	39.10	192.03	356.16
	BI		35.25	39.02	6,164.30	8,369.92
	C		42.57	48.03	6,296.63	6,163.22
	X		35.59	39.87	10,055.93	10,843.18
	Z		35.30	39.52	23.15	292.04
Delaware VIP International Value Equity Series	AA		0.00	0.00	0.00	0.00
	AL		0.00	0.00	5,330.20	0.00
	AR		0.00	0.00	239.29	0.00
	AY		44.85	46.49	202.97	347.92
	BI		44.57	45.97	3,904.80	5,060.98
	C		53.37	56.10	1,290.79	1,331.52
	P		45.56	47.61	8,855.61	6,175.05
	U		45.22	47.22	2,074.64	2,753.29
	V		45.16	47.10	240.32	259.20
	X		45.00	46.96	1,034.45	1,099.76
Delaware VIP Small Cap Value Series	AA		0.00	0.00	0.00	0.00
	AC	*	0.00	0.00	0.00	0.00
	AG	*	39.67	36.05	0.00	7,411.01
	AL		39.57	36.53	2,218.26	1,505.97
	AR		39.20	36.13	50.46	710.52

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	AU	*	38.53	35.95	0.00	4,516.65
	AV		39.30	36.18	1,471.99	1,912.89
	BG	*	40.91	35.85	0.00	506.80
	BH		39.14	35.86	69.96	94.90
	BI		39.10	35.78	2,594.28	2,970.42
	C		47.02	43.85	2,196.59	2,690.58
	O	*	39.75	36.14	0.00	3,419.84
	P		39.97	37.06	224.60	233.77
	U		39.68	36.76	823.01	1,398.76
	V		39.62	36.67	1,336.67	4,177.75
	X		39.24	36.34	10,389.65	12,366.35
	Y	*	42.19	35.96	0.00	3,636.12
	Z		39.16	36.24	12.28	190.09
Dreyfus Small Cap Stock Index Portfolio Service Shares	AM		41.12	40.38	73.25	94.42
	AP		40.94	40.16	253.00	254.96
	BF		40.91	39.93	40.15	6.83
	K		41.31	40.80	3,206.35	3,608.82
Federated Kaufmann Fund II VIP	AA	*	50.79	52.59	0.00	60.17
	AI		44.17	52.90	1,751.13	2,879.19
	AL	*	43.82	52.63	0.00	5,421.60
	AP		44.09	52.70	4,408.84	7,093.42
	AT	*	48.80	52.45	0.00	1,201.21
	AV	*	50.16	52.45	0.00	45.85
	BA	*	46.61	52.48	0.00	543.83
	BF		44.06	52.39	2,675.67	2,488.15
	I		44.71	53.82	1,161.38	1,374.22
	L	*	50.26	52.65	0.00	5,355.01
	T	*	44.66	52.79	0.00	9,096.44
	Z	*	47.32	52.71	0.00	5,891.55
Fidelity VIP Equity Income Portfolio Initial Class	AY		45.03	45.04	1,042.35	1,243.93
Fidelity VIP Investment Grade Bond Portfolio Initial Class	AL		39.53	40.78	220.60	278.84
	AR		39.07	40.24	112.22	618.92
	AU	*	39.51	40.03	0.00	1,175.66
	BI		38.97	39.85	10.80	202.06
Fidelity VIP Mid Cap Stock Portfolio Initial Class	AA		0.00	0.00	0.00	0.00
	AC	*	0.00	0.00	0.00	0.00
	AE		33.21	38.03	3,828.17	4,029.22
	AG	*	33.19	37.41	0.00	21,472.55
	AL		33.16	37.90	18,820.60	19,148.08
	AM		32.84	37.53	5,939.96	7,744.60
	AR		32.85	37.49	3,321.74	5,344.69
	AS		32.82	37.43	1,368.79	2,014.67
	AU	*	32.40	37.30	0.00	15,751.92
	AV		32.93	37.55	5,716.25	6,160.25
	AY		32.79	37.34	9,138.47	14,732.63
	BC	*	36.60	37.17	0.00	1,356.59
	BD	*	37.80	37.17	0.00	93.78
	BG	*	34.37	37.19	0.00	797.08

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	BH		32.80	37.21	300.29	520.47
	BI		32.76	37.13	6,328.62	12,619.07
	O	*	33.45	37.50	0.00	9,656.56
	P		33.49	38.46	1,083.12	910.98
	V		33.20	38.05	8,071.35	8,475.95
	X		33.09	37.94	4,258.84	5,183.65
	Y	*	37.40	37.31	0.00	13,361.25
	Z		32.82	37.60	24.91	896.02
Franklin Rising Dividends Securities Class I	AY	*	49.25	44.93	0.00	62.48
	BI	*	0.00	0.00	288.19	0.00
GE Investments Premier Growth Equity Fund	AA		0.00	0.00	3,532.81	0.00
	AE		44.50	46.44	1,559.98	1,835.44
	AL		44.43	46.28	8,434.39	10,072.82
	AR	*	0.00	0.00	0.00	0.00
	AV		44.12	45.85	1,997.94	2,255.69
	AY		44.18	45.86	123.23	362.97
	BI		43.90	45.34	216.90	776.36
	C		51.26	53.95	737.23	542.28
	P		0.00	0.00	566.89	0.00
GE Investments Total Return Fund	C		54.90	61.24	2,956.12	3,198.18
Goldman Sachs VIT Capital Growth Fund	AC		48.39	52.79	238.55	266.14
	BG		47.82	51.72	376.36	512.99
	M		48.26	52.81	472.96	764.94
	P		0.00	0.00	362.73	0.00
Goldman Sachs VIT Mid Cap Value Fund	AC		58.34	59.65	4,232.20	4,535.83
	AD	*	63.85	58.65	0.00	17.67
	AK		57.80	58.99	663.79	1,177.53
	AN	*	57.87	58.69	0.00	3,631.53
	AO		57.94	59.08	833.53	1,095.56
	AR		57.69	58.77	3,307.61	4,709.52
	AW	*	59.15	58.49	0.00	410.87
	AX	*	60.72	58.49	0.00	18.90
	B		66.48	68.66	2,483.04	2,747.12
	BB	*	61.21	58.53	0.00	296.22
	BE		57.71	58.55	66.23	126.93
	BG		57.65	58.43	2,969.48	4,237.30
	BJ	*	0.00	0.00	0.00	0.00
	G	*	59.63	59.01	0.00	2,276.65
	H		58.93	60.51	807.25	551.08
	K		58.50	60.02	1,287.45	2,099.02
	L		58.42	59.87	1,291.84	3,021.83
	M		57.86	59.33	7,259.89	8,239.15
	N	*	63.79	58.71	0.00	1,590.31
	O		57.74	59.17	5.83	204.38
	P		0.00	0.00	0.00	0.00
	S		58.44	59.85	455.78	613.24
	W	*	59.45	58.87	0.00	4,760.22
Goldman Sachs VIT Structured Small Cap Value Fund	B		61.49	51.39	225.08	19.79
	BG		53.44	43.83	318.84	500.26

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
Goldman Sachs VIT Structured U.S. Equity Fund	AR		50.20	48.74	4,468.16	7,950.63
LVIP Baron Growth Opportunities Fund(3)	AF	*	35.46	34.76	0.00	10.11
	AJ	*	33.69	34.76	0.00	4,266.91
	AO		34.26	35.00	82.59	232.93
	AY	*	35.99	34.67	0.00	114.88
	BE		34.04	34.61	862.75	1,003.00
	D		34.80	35.84	76.61	1,688.25
	G		34.54	35.55	1,002.59	1,893.43
	H		34.50	35.46	3,026.24	2,677.71
	X		34.45	35.33	808.07	877.97
	Y	*	36.93	34.74	0.00	29.08
Neuberger Berman AMT Fasciano Portfolio S	A		56.16	56.52	806.07	806.07
Neuberger Berman AMT Regency Portfolio I	AI		0.00	0.00	0.00	5.41
	Z		58.56	59.95	683.02	754.34
PIMCO VIT Total Return Administrative Shares	A		57.36	62.48	158.52	309.71
	AI		50.32	54.16	139.88	221.68
	BD		50.25	53.76	8.09	15.77
	BF		50.19	53.64	0.56	16.43
	F		51.31	55.56	208.62	960.00
	I		50.93	55.10	491.74	518.31
	K		50.68	54.80	4,895.50	5,272.68
PVC Diversified International Account 1	AR		89.94	106.72	85.07	281.8
	BI		89.71	105.70	483.69	436.55
	C		100.64	120.84	474.97	506.74
	O	*	94.11	106.75	0.00	103.42
PVC Equity Income Account 1	AA		0.00	0.00	0.00	0.00
	AL		78.31	81.47	2,988.76	3,256.54
	AM		77.54	80.66	625.92	813.55
	AR		78.30	81.33	124.77	202.20
	AS		77.49	80.45	584.18	800.66
	AY		77.43	80.26	1,763.41	3,116.90
	BH		77.46	79.98	48.70	101.29
	BI		77.38	79.81	1,888.73	2,751.82
	V		78.41	81.78	540.48	579.79
	X		78.13	81.53	3,817.72	4,472.45
PVC Income Account 1	AA		0.00	0.00	0.00	0.00
	AE		65.94	69.16	893.11	952.45
	AG	*	66.05	68.02	0.00	3,841.02
	AL		65.83	68.92	1,355.78	1,499.42
	AR		65.22	68.17	37.70	371.89
	AV		65.38	68.27	929.15	949.69
	AY		65.10	67.91	648.51	1,143.58
	BD	*	65.94	67.58	0.00	12.17
	BG	*	65.59	67.63	0.00	99.98
	BI		65.05	67.51	87.07	508.55
	O	*	65.13	68.19	0.00	731.83
	P		66.49	69.92	3,499.15	20.76
	V		65.91	69.18	1,285.44	1,377.58

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	X		65.69	68.98	5,104.81	5,908.18
	Y	*	64.79	67.84	0.00	4,496.86
PVC SAM Balanced Portfolio 1	AE		75.07	80.80	375.68	374.23
Royce Small Cap Portfolio Investment Class	AI	*	33.84	32.80	0.00	1,055.36
	AT	*	33.68	32.61	0.00	941.52
	AV	*	33.43	32.61	0.00	44.83
	BF	*	34.37	32.58	0.00	10.24
	E	*	34.19	32.90	0.00	706.28
T. Rowe Price Equity Blue Chip Growth Portfolio VIP	AC	*	0.00	0.00	0.00	0.00
	AL		57.73	64.35	5,748.46	6,003.44
	AM		57.04	63.56	1,700.71	2,258.87
	AP	*	0.00	0.00	0.00	484.49
	AR		57.06	63.50	2,168.76	3,494.69
	AS	*	0.00	0.00	0.00	337.71
	AV		57.25	63.64	1,084.86	1,320.84
	AY		56.95	63.25	4,900.65	8,197.94
	BC	*	61.98	62.96	0.00	1,139.43
	BD	*	63.87	62.95	0.00	61.21
	BH		56.98	63.02	192.35	350.97
	BI		56.91	62.89	5,377.14	7,966.61
	P	*	61.23	63.42	0.00	2,002.59
	U		57.75	64.60	1,627.50	1,868.96
	V	*	64.66	63.02	0.00	8,710.32
	X		57.12	63.86	7,518.69	8,489.48
	Z		57.00	63.69	20.24	790.97
T. Rowe Price Equity Income Portfolio VIP	AR		61.97	63.16	11.98	9.47
	BG	*	63.07	62.67	0.00	10.61
	BI		61.81	62.56	856.56	981.24
Vanguard VIF Balanced Portfolio	AA		0.00	0.00	0.00	0.00
	AG	*	67.68	72.42	0.00	3,131.00
	AL		68.50	73.38	1,140.21	2,072.92
	AR		67.86	72.58	93.58	655.79
	AU	*	66.79	72.21	0.00	866.71
	AV		68.05	72.71	771.03	1,490.84
	AY		67.74	72.30	1,072.78	1,821.81
	BC	*	71.14	71.97	0.00	705.10
	BD	*	72.70	71.96	0.00	5.56
	BG	*	68.73	72.01	0.00	15.99
	BH		67.76	72.04	38.78	52.16
	BI		67.69	71.89	1,304.01	2,257.86
	C		76.58	82.88	700.68	947.81
	O	*	67.95	72.60	0.00	389.46
	P		69.19	74.45	969.34	1,147.32
	U		0.00	0.00	185.64	0.00
	V		68.59	73.66	1,268.83	1,344.94
	X		67.94	73.00	806.67	1,203.48
	Y	*	71.65	72.24	0.00	6,189.22
Vanguard VIF Capital Growth Portfolio	AM		63.12	70.18	1,493.15	1,960.28
	AU	*	61.88	69.75	0.00	5,318.26

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	BI		62.98	69.43	2,367.20	4,925.28
	Y	*	68.83	69.77	0.00	1,152.67
Vanguard VIF Diversified Value Portfolio	AA		0.00	0.00	0.00	0.00
	AC	*	0.00	0.00	0.00	0.00
	AE		65.17	67.08	843.89	1,015.30
	AL		65.06	66.85	3,195.27	3,633.88
	AR		64.45	66.12	896.85	1,093.77
	AV		64.63	66.23	1,771.04	2,078.06
	AY		64.47	66.00	208.41	642.15
	BD	*	70.05	65.55	0.00	24.44
	BI		64.29	65.49	1.81	74.61
	C		73.30	76.09	1,030.15	1,092.54
	P		65.72	67.83	6,044.02	6,839.10
	U		65.24	67.27	1,048.52	2,392.93
	V		65.14	67.11	2,276.88	3,103.59
	X		64.92	66.91	1,251.99	1,511.75
	Z		64.39	66.32	7.47	109.47
Vanguard VIF Equity Index Portfolio	AE		62.96	65.71	1,757.14	2,000.00
	AL		63.01	65.64	4,646.35	5,044.31
	AM	*	66.96	64.40	0.00	47.95
	AR		62.27	64.77	295.56	561.79
	AV		62.43	64.87	1,074.28	1,161.13
	AY		62.38	64.76	1,804.95	2,311.74
	BC	*	64.88	64.22	0.00	84.46
	BI		62.11	64.15	486.60	659.35
	C		70.70	74.42	6,285.00	7,806.00
	O	*	62.71	64.79	0.00	357.42
	X		62.34	65.14	1,886.22	2,172.15
Vanguard VIF International Portfolio	AA		0.00	0.00	0.00	0.00
	AC	*	0.00	0.00	0.00	0.00
	AE		83.82	97.47	1,799.78	2,231.28
	AL		83.68	97.14	4,786.48	4,900.78
	AM		82.86	96.18	1,214.15	1,558.94
	AR		82.90	96.07	1,004.35	987.93
	AV		83.11	96.22	1,639.83	1,788.43
	AY		82.75	95.70	3,530.37	5,832.13
	BG	*	85.62	95.32	0.00	129.54
	BH		82.78	95.36	84.21	155.32
	BI		82.69	95.15	1,024.92	2,765.17
	C		93.42	109.56	533.62	806.90
	O	*	83.75	96.10	0.00	415.96
	V		83.79	97.51	2,474.46	14,715.70
	X		82.99	96.62	10,520.7	11,038.82
	Y	*	94.04	95.62	0.00	645.43
	Z		82.82	96.37	35.30	789.77
Vanguard VIF Mid Cap Index Portfolio	AL		70.28	73.74	266.20	398.45
	AR	*	69.32	72.74	0.00	504.06
	AV		69.80	73.05	151.09	207.83
	AY	*	78.33	72.42	0.00	213.16

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2007	1/1/2007	12/31/2007
	BF	*	0.00	0.00	0.00	975.50
	BI		69.44	72.24	1,425.06	1,305.43
	C		78.80	83.54	290.52	326.21
	O	*	72.13	72.96	0.00	272.52
	U		70.47	74.20	1,299.69	1,570.83
	X		69.70	73.36	1,991.71	2,220.82
	Y	*	77.78	72.59	0.00	973.92
Vanguard VIF Small Company Growth Portfolio	AE		64.90	66.56	745.42	968.60
	AL		64.79	66.33	4,216.75	1,795.99
	AM		64.16	65.68	733.18	960.55
	AR		64.19	65.61	737.07	747.16
	AV		64.35	65.71	452.91	574.25
	AY		64.07	65.35	2,994.89	4,511.55
	BH		64.10	65.12	106.82	174.71
	BI		64.02	64.98	451.47	1,323.02
	C		72.54	75.03	622.35	681.79
	X		64.65	66.39	6,314.41	6,967.07
Vanguard VIF Total Bond Market Index Portfolio	AV		61.07	64.42	397.83	474.94
	AY		60.97	64.25	941.10	1,148.70
	BH		60.83	63.85	1.84	13.93
	BI		60.76	63.71	345.12	472.91
	X		61.36	65.09	8,359.58	9,018.95

(1)

Different classes reflect unit values resulting from different levels of Insurance and Financial Services Fees based on different asset levels and other factors. An “*” signifies Subaccounts without invested assets at 1/1/2007.

(2)	Value of first deposit into fee class.
(3)

Effective June 5, 2007, Baron Capital Funds Trust sold the assets of the Baron Capital Asset Fund to the Lincoln Trust. The Baron Capital Asset Fund was liquidated and shares of the LVIP Baron Growth Opportunities Fund with similar investment policies, objectives and restrictions were made available in its place.

The following table includes accumulation unit values for each class of Contracts offered by means of this prospectus for the year ended December 31, 2006:

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
Alger American Small Capitalization Portfolio Class O	A		NA	NA	0	0
AllianceBernstein VPS International Value Portfolio A	A		NA	NA	0	0
American Century VP Ultra Class I	AN		32.21	31.18	3,036	3,783
American Century VP Value Class I	Y		29.79	33.16	0	31
	A		28.34	33.04	0	2,281
American Century VP Vista Class I	S		30.40	32.90	642	1,011
	V		30.37	32.89	0	3,735
	Y		30.24	32.58	0	37
	AD		30.57	33.18	137	129
	H		30.34	32.67	0	1,349
	J		NA	NA	0	0
	L	(4)	30.45	30.65	152	0
	P	(4)	30.42	32.85	7,187	150

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
Baron Capital Asset Fund Insurance Shares	V		30.04	34.50	0	3,026
	Z		30.05	34.54	43	1,003
	AD		30.24	30.80	38	77
	A		29.97	34.04	0	863
	H		30.01	34.26	0	83
	P		30.09	34.45	846	808
BlackRock Large Cap Growth VI Fund Class I	A		NA	NA	0	0
BlackRock Large Cap Value Fund Class I	A		NA	NA	0	0
Davis Value Portfolio VA	U		35.60	36.96	0	22
	V		32.79	37.40	0	6,985
	Y		32.91	37.27	0	8,203
	Z		32.80	37.45	79	2,180
	AD		33.01	37.73	375	901
	A		32.71	36.91	0	5,429
	B		32.72	36.95	0	225
	H	(4)	32.76	37.14	0	395
	I		32.71	37.13	0	2,667
	L		32.87	37.35	0	2,929
	P	(4)	32.90	37.44	7,809	7,429
Delaware VIP Growth Opportunities Series	A		33.81	35.25	0	6,164
	AN		40.06	42.57	5,048	6,297
	B		33.81	35.29	0	192
	I		33.81	35.46	0	2,710
	L		33.43	35.37	0	397
	P		33.94	35.67	5,725	13,407
	U		34.41	35.30	0	23
	Y		35.85	35.59	0	10,056
Delaware VIP International Value Equity Series	A		43.99	44.57	0	3,905
	AD		37.12	45.56	1,465	8,856
	AN		43.22	53.37	1,278	1,291
	H		36.84	44.85	69	203
	L		36.97	45.10	96	239
	P		37.00	45.21	5,459	5,330
	V		36.87	45.16	0	240
	Y		38.61	45.00	0	1,034
	Z		36.88	45.22	77	2,075
Delaware VIP Small Cap Value Series	A		37.60	39.10	0	2,594
	AD		34.64	39.97	222	225
	AN		40.50	47.02	1,655	2,197
	B		34.33	39.14	0	70
	I		34.33	39.33	0	1,472
	L		36.52	39.20	0	50
	P		34.47	39.57	1,168	2,218
	U		38.17	39.16	0	12
	V		34.41	39.62	0	1,337
	Y		36.50	39.48	0	10,390
	Z		34.42	39.68	12	823
Dreyfus Small Cap Stock Index Portfolio Service Shares	Y		38.92	41.31	0	3,206
	A		36.35	40.91	0	40

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
	H		36.69	41.00	0	253
	I		38.87	41.12	0	73
Federated Kaufmann Fund II VIP	Z		39.13	44.71	50	1,161
	A		39.03	44.06	0	2,676
	H		38.98	44.18	0	4,409
	L		38.79	44.17	0	1,751
Fidelity VIP Equity Income Initial Class	H		38.82	45.03	0	1,042
Fidelity VIP Investment Grade Bond Initial Class	A		38.46	38.97	0	11
	L		38.28	39.43	0	112
	P		38.31	39.53	211	221
Fidelity VIP Mid Cap Stock Initial Class	A		32.78	32.76	0	6,329
	AD		29.93	33.49	704	1,083
	B		29.66	32.80	0	300
	H		29.70	32.97	258	9,138
	I		29.66	32.96	0	5,716
	K		30.51	32.82	0	1,369
	L	(4)	29.80	33.16	175	3,322
	O		30.81	32.84	0	5,940
	P	(4)	29.83	33.24	18,670	18,821
	S		29.75	33.21	2,895	3,828
	U		32.14	32.82	0	25
	V		29.73	33.20	0	8,071
	Y		31.87	33.09	0	4,259
Franklin Rising Dividends Securities Class I	A		46.90	46.86	0	288
GE Investments Premier Growth Equity VIT	A		41.06	43.90	0	217
	AD		41.69	45.16	24	567
	AN		47.03	51.26	399	737
	H		41.12	44.18	0	123
	I		42.00	44.12	0	1,998
	L	(4)	41.26	39.88	139	0
	P	(4)	41.22	44.43	13,881	8,434
	S		41.19	44.50	1,126	1,560
	V		41.15	44.48	0	3,533
GE Investments Total Return VIT	AN		48.30	54.90	2,091	2,956
Goldman Sachs VIT Capital Growth	V		44.95	48.45	0	363
	Y		46.24	48.29	0	473
	A		45.55	47.82	0	376
	P		45.02	48.39	200	239
Goldman Sachs VIT Mid Cap Value	U		55.84	57.74	0	6
	V		50.64	58.42	0	1,292
	Y		52.10	58.22	0	7,260
	Z		50.66	58.50	32	1,287
	AD		50.99	58.93	923	807
	AN		57.20	66.48	1,847	2,483
	A		50.53	57.65	0	2,969
	B		50.53	57.71	0	66
	H		50.60	58.02	0	3,308
	I		50.53	58.00	0	834
	L	(4)	50.77	58.34	42	664

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
	P	(4)	50.82	58.48	3,967	4,232
	S		50.69	58.44	305	456
Goldman Sachs Structured Small Cap Equity	AN		54.74	61.49	22	225
	A		49.18	53.44	0	319
Goldman Sachs VIT Structured U.S. Equity	H		46.18	50.28	0	4,468
Neuberger Berman AMT Fasciano Portfolio S	AN		53.31	56.16	806	806
Neuberger Berman AMT Regency Portfolio I	L		53.23	58.56	0	0
	P		53.27	58.70	601	683
PIMCO VIT Total Return Administrative Shares A	Y		49.20	50.68	0	4,896
	Z		49.41	50.93	0	492
	AD		49.73	51.31	321	209
	AN		55.31	57.36	86	159
	A		48.15	50.19	0	1
	B		49.29	50.25	0	8
	L		49.30	50.32	0	140
PVC Diversified International Account(3)	A		75.32	89.71	0	484
	AN		83.55	100.64	325	475
	L		81.57	89.94	0	85
PVC Equity Income Account(3)	A		66.80	77.38	0	1,889
	B		66.81	77.46	0	49
	H		69.85	77.54	0	1,763
	K		73.69	77.49	0	584
	L	(4)	67.13	78.30	47	125
	O		72.91	77.54	0	626
	P	(4)	67.18	78.49	2,186	2,989
	V		66.95	78.41	0	540
	Y		68.68	78.13	0	3,818
PVC Mid Cap Stock Account(3)	AO
PVC Income Account(3)	A		63.26	65.05	0	87
	AD		63.83	66.49	2,334	3,499
	H		63.35	65.46	117	649
	I		63.26	65.44	0	929
	L	(4)	63.57	65.83	0	38
	P	(4)	63.63	65.99	1,162	1,356
	S		63.47	65.94	917	893
	V		63.40	65.91	0	1,285
	Y		63.20	65.69	0	5,105
PVC SAM Balanced Portfolio(3)	S		68.53	75.07	356	376
T. Rowe Price Equity Blue Chip Growth VIP	A		52.94	56.91	0	5,377
	B		52.95	56.98	0	192
	H		53.02	57.28	0	4,901
	I		52.94	57.26	0	1,085
	K		54.53	57.00	0	0
	L		53.20	57.59	0	2,169
	M		56.71	56.96	0	0
	O		54.06	57.04	0	1,701
	P		53.25	57.73	0	5,748
	U		55.24	57.00	0	20
	Y		53.94	57.47	0	7,519
	Z		53.08	57.75	67	1,628

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
T. Rowe Price Equity Income VIP	A		61.50	61.81	0	857
	L		56.20	61.97	0	12
Vanguard VIF Balanced Port	A		60.06	67.69	0	1,304
	AD		60.61	69.19	5,767	969
	AN		66.66	76.58	544	701
	B		60.07	67.76	0	39
	H		60.15	68.12	82	1,073
	I		60.07	68.09	0	771
	L	(4)	60.36	68.50	9	94
	P	(4)	60.41	68.66	934	1,140
	V		60.20	68.59	0	1,269
	Y		61.05	68.35	0	807
	Z		60.22	68.69	0	186
Vanguard VIF Capital Growth	A		57.56	62.98	0	2,367
	O		61.26	63.12	0	1,493
Vanguard VIF Diversified Value	A		56.24	64.29	0	2
	AD		55.67	65.72	812	6,044
	AN		61.70	73.30	742	1,030
	H		55.25	64.70	0	208
	I		55.17	64.67	0	1,771
	L	(4)	55.44	65.06	0	897
	P	(4)	55.49	65.21	3,260	3,195
	S		55.35	65.17	663	844
	U		61.90	64.39	0	7
	V		55.29	65.14	0	2,277
	Y		55.64	64.92	0	1,252
	Z		55.31	65.24	31	1,049
Vanguard VIF Equity Index	A		55.65	62.11	0	487
	AN		61.15	70.70	4,794	6,285
	H		54.84	62.51	134	1,805
	I		56.27	62.43	0	1,074
	L		55.03	62.85	98	296
	P		55.08	63.01	4,420	4,646
	S		54.94	62.96	1,468	1,757
	Y		55.72	62.72	0	1,886
Vanguard VIF International	A		68.49	82.69	0	1,025
	AN		73.76	93.42	231	534
	B		66.56	82.78	0	84
	H		66.64	83.22	0	3,530
	I		66.55	83.19	0	1,640
	L	(4)	66.88	83.67	0	1,004
	O		75.32	82.86	0	1,214
	P	(4)	66.93	83.88	3,970	4,786
	S		66.76	83.82	1,579	1,800
	U		78.89	82.82	0	35
	V		66.70	83.79	0	2,474
	Y		70.60	83.50	0	10,521
Vanguard VIF Mid Cap Index	A		62.28	69.44	0	1,425
	AN		69.32	78.80	87	291

			Unit Value		Units Outstanding
	Class(1)		Beginning Value(2)	12/31/2006	1/1/2006	12/31/2006
	D		68.55	69.46	0	0
	I		64.97	69.80	0	151
	L	(4)	62.58	70.27	0	0
	P	(4)	62.64	70.44	205	266
	Y		64.97	70.13	0	1,992
	Z		62.44	70.47	52	1,300
Vanguard VIF Small Company Growth	A		57.62	64.02	0	451
	AN		65.87	72.54	455	622
	B		59.27	64.10	0	107
	H		63.00	64.30	0	2,995
	I		59.26	64.41	0	453
	L	(4)	59.55	64.79	43	737
	O		60.68	64.16	0	733
	P	(4)	59.60	64.94	3,699	4,217
	S		59.45	64.90	1,144	745
	Y		64.49	64.65	0	6,314
Vanguard VIF Total Bond Market Index	A		59.51	60.76	0	345
	B		59.43	60.83	0	2
	H		58.47	60.97	0	941
	I		59.35	61.07	0	398
	Y		59.25	61.36	0	8,360

(1)

Different classes reflect unit values resulting from different levels of Insurance and Financial Services Fees based on different asset levels and other factors. “NA” signifies Subaccounts without invested assets at 12/31/06.

(2)	Value as of first deposit into fee class.
(3)

Effective December 31, 2006, WM Advisors, Inc., manager of the WM Funds, a family of retail mutual funds and variable trust funds, was acquired by Principal Financial Group, Inc. In January 2007, the WM Variable Trust funds were reorganized and combined into Principal Variable Contracts Fund, Inc.

(4)	Contracts changed class during 2006 and were recategorized as of December 31, 2006.

The following table includes accumulation unit values for each class of Contracts offered by means of this prospectus for the year ended December 31, 2005:

		Unit Value		Units Outstanding
	Class(1)	Beginning Value(2)	12/31/2005	1/1/2005	12/31/2005
American Century VP Income & Growth	NA	NA	NA	0	0
American Century VP Ultra Class I	G	30.26	32.21	0	3,036
American Century VP Value Class I	NA	NA	NA	0	0
American Century VP Vista Class I	B	28.14	30.45	0	279
	C	27.94	30.47	0	7,059
	D	28.90	30.40	0	642
	F	26.82	30.57	0	137
Baron Capital Asset Fund Insurance Shares	B	30.81	30.09	0	846
	E	29.76	30.05	0	43
	F	27.75	30.24	0	38
Davis Value Portfolio VA	B	31.48	32.84	0	7,788
	C	30.76	32.90	0	21
	E	32.17	32.80	0	79

		Unit Value		Units Outstanding
	Class(1)	Beginning Value(2)	12/31/2005	1/1/2005	12/31/2005
	F	29.46	33.01	0	375
Delaware VIP Growth Opportunities Series	B	32.80	33.94	0	5,725
	G	36.05	40.06	0	5,048
Delaware VIP International Value Equity Series	A	35.33	36.84	0	69
	B	33.81	36.97	0	96
	C	33.12	37.00	0	5,459
	E	35.33	36.88	0	77
	F	32.53	37.12	0	1,465
	G	38.62	43.22	0	1,278
Delaware VIP Small Cap Value Series	B	34.85	34.47	0	1,168
	E	33.96	34.42	0	12
	F	30.20	34.64	0	222
	G	38.12	40.50	0	1,655
Dreyfus Small Cap Stock Index Portfolio Service Shares	NA	NA	NA	0	0
Federated Kaufman Fund II VIP	E	38.02	39.13	0	50
Fidelity VIP Equity Income Initial Class	A	NA	NA	0	0
Fidelity VIP Investment Grade Bond Initial Class	C	38.25	38.31	0	211
Fidelity VIP Mid Cap Stock Initial Class	A	27.80	29.70	0	258
	B	26.15	29.80	0	10,419
	C	25.85	29.83	0	8,427
	D	27.71	29.75	0	2,895
	F	24.50	29.93	0	704
Franklin Rising Dividends Securities Class I	NA	NA	NA	0	0
GE Investment Premier Growth Equity VIT	B	40.62	41.26	0	7,231
	C	40.31	41.30	0	6,789
	D	40.34	41.19	0	1,126
	F	38.34	41.69	0	24
	G	45.09	47.03	0	399
GE Investments Total Return VIT	G	45.98	48.30	0	2,091
GE Investments U.S. Equity Fund VIT	NA	NA	NA	0	0
Goldman Sachs VIT Capital Growth	B	44.74	45.02	0	200
Goldman Sachs VIT Mid Cap Value	B	48.11	50.77	0	1,992
	C	47.73	50.82	0	2,016
	D	48.66	50.69	0	305
	E	49.29	50.66	0	32
	F	44.52	50.99	0	923
	G	53.85	57.20	0	1,847
Goldman Sachs Structured Small Cap Equity	G	50.11	54.74	0	22
Goldman Sachs VIT Structured U.S. Equity	NA	NA	NA	0	0
Neuberger Berman AMT Fasciano Portfolio S	G	50.24	53.31	0	806
Neuberger Berman AMT Regency Portfolio I	B	52.52	53.18	0	400
	C	44.83	53.27	0	201
PIMCO VIT Total Return Administrative Shares A	F	49.05	49.73	0	321
	G	55.48	55.31	0	86
T. Rowe Price Equity Blue Chip Growth VIP	E	52.47	53.08	0	67
T. Rowe Price Equity Income VIP	NA	NA	NA	0	0
Vanguard VIF Balanced Port	A	58.52	60.15	0	82
	B	58.09	60.36	0	668
	C	57.59	60.41	0	275

		Unit Value		Units Outstanding
	Class(1)	Beginning Value(2)	12/31/2005	1/1/2005	12/31/2005
	F	55.86	60.61	0	5,767
	G	63.09	66.66	0	544
Vanguard VIF Capital Growth	C	NA	NA	0	0
Vanguard VIF Diversified Value	B	55.57	55.39	0	3,047
	C	53.85	55.49	0	212
	D	54.08	55.35	0	663
	E	54.45	55.31	0	31
	F	51.35	55.67	0	812
	G	60.03	61.70	0	742
Vanguard VIF Equity Index	A	52.50	54.84	0	134
	B	53.38	55.03	0	98
	C	52.96	55.08	0	4,420
	D	53.01	54.94	0	1,468
	G	57.86	61.15	0	4,794
Vanguard VIF International	B	60.21	66.81	0	3,712
	C	57.04	66.93	0	258
	D	61.79	66.76	0	1,579
	G	62.76	73.76	0	231
Vanguard VIF Mid Cap Index	B	60.91	62.52	0	74
	C	57.12	62.64	0	131
	E	60.15	62.44	0	52
	G	63.24	69.32	0	87
Vanguard VIF Small Company Growth	B	55.43	59.55	0	1,783
	C	54.68	59.60	0	1,959
	D	56.27	59.45	0	1,144
	G	60.76	65.87	0	455
Vanguard VIF Total Bond Market Index	NA	NA	NA	0	0
WM VT Equity Income	B	64.87	67.13	0	248
	C	64.25	67.18	0	1,985
WM VT Income	A	63.09	63.35	0	117
	B	63.19	63.51	0	906
	C	63.20	63.63	0	256
	D	62.55	63.47	0	917
	F	62.53	63.83	0	2,334
WM VT International Growth	G	69.27	83.55	0	325
WM VT Mid Cap Stock	NA	NA	NA	0	0
WM VT Strategic Asset Mgmt Balanced	D	66.30	68.53	0	356

(1)

Different classes reflect unit values resulting from different levels of Insurance and Financial Services Fees based on different asset levels and other factors. “NA” signifies Subaccounts without invested assets at 12/31/05.

(2)	Value as of first deposit into fee class.

Standard Insurance Company 1100 SW Sixth Avenue Portland OR 97204 800.858.5420

www. standard.com

StanCorp Equities, Inc., member FINRA/SIPC, distributes group variable annuity and group annuity contracts issued by Standard Insurance Company and may provide other brokerage services. Third party administrative services are provided by Standard Retirement Services, Inc. Investment advisory services are provided by StanCorp Investment Advisers, Inc, a registered investment advisor. StanCorp Equities, Inc., Standard Insurance Company, Standard Retirement Services, Inc., and StanCorp Investment Advisers, Inc. are subsidiaries of StanCorp Financial Group, Inc. and all are Oregon corporations.

RP-12490 (4/08)

Statement of Additional Information

for

The Standard

Group Variable Annuity Contract

Issued Through

Separate Account C

Offered by

Standard Insurance Company

This statement of additional information (“SAI”) should be read in conjunction with the prospectus of Separate Account C (the “Variable Account”) dated April 30, 2008. You may obtain a copy of Separate Account C’s prospectus on request and without charge. Please write Standard Insurance Company, Retirement Plans, P.O. Box 711, Portland, Oregon 97207 or call 1-800-858-5420.

The special terms used in this SAI are the ones defined in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for your Contract and the underlying mutual funds.

The date of this Statement of Additional Information is April 30, 2008.

In order to supplement the description in the prospectus, the following provides additional information about Standard and the Contract, which may be of interest to a prospective purchaser.

Additional Contract Provisions

Your Responsibilities

Authority to Control And Manage. You (or person(s) you nominate) are the Plan Administrator who has the authority to control and manage the operation and administration of the Plan and Plan assets. We do not assume this responsibility.

Retain Legal, Tax, and Accounting Advice. You must obtain your own legal, tax, and accounting advice concerning your Plan.

Meeting Legal Deadlines. You are responsible for meeting all filing deadlines with the IRS and the Department of Labor. This also includes securing and maintaining the qualified status of your Plan, if applicable. We are not responsible for payment of any damages, fines or penalties for the acts or omissions of the Plan Administrator.

Non-Waiver

Our failure to enforce any provision of the Contract at any time shall not affect our right, by doctrine of waiver, estoppel, or otherwise, to enforce that provision or any other provision at any other time.

Data Supplied by You

You shall furnish any information that we may reasonably require in order to administer the Contract. We will be permitted to rely conclusively upon any statement by you or information you provide. All statements that you make will, in the absence of fraud, be deemed representations and not warranties.

Entire Contract

The Contract, the attached schedules and endorsements, and the Contract application, constitute the entire Contract between you, the Contractowner, and our company. We are responsible for performing only those duties, obligations, and responsibilities specifically described in the Contract.

Amendment

Description. You and our Company may amend the Contract by mutual agreement. Such an amendment must be signed by your authorized representative and our president or one of our vice presidents.

The Contract may be amended without the consent of any employee, Participant, or Beneficiary of the Plan.

Authority to Sign. No other person has the authority to sign or amend the Contract, or waive any provision of the Contract on our behalf.

Modification

Modifications to Comply with Applicable Law. We may unilaterally modify any provision of the Contract without your consent in order to comply with applicable laws or regulations. However, we shall give you Written Notice of any such compliance changes.

Modifications We Propose. We may propose other modifications to the Contract, which will be effective no sooner than sixty (60) days after we have given you Written Notice. You may reject our proposed modification by giving us Written Notice before it becomes effective.

Incontestability

We will not contest the Contract after the issue date.

Nonparticipation

The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

Independent Registered Public Accounting Firm

The financial statements of Separate Account C and Standard Insurance Company appearing in this SAI and Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report on Standard Insurance Company expresses an unqualified opinion on the financial statements and includes an explanatory paragraph regarding the adoption, on January 1, 2007, Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts, and on December 31, 2006, of Statement of Financial Accounting Standards No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Books and Records

All accounts, books, records and other documents, which are required to be maintained for the Variable Account, are maintained by Standard.

Administrative Services

On January 1, 2007, Standard Retirement Services, Inc., an affiliate of Standard, began to provide administrative services for the Contracts, including recordkeeping and third party administration services. Services provided by Standard Retirement Services, Inc. to Standard totaled $165,751 for the year ended December 31, 2007.

Distribution of the Contracts

StanCorp Equities, Inc. (“StanCorp Equities”), 1100 SW Sixth Ave., Portland, OR 97204 acts as principal underwriter and distributor for the Contracts. StanCorp Equities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. StanCorp Equities is an affiliate of Standard.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but we reserve the right to discontinue the offering. Brokers who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of StanCorp Equities or broker-dealers having selling agreements with StanCorp Equities.

We may pay sales commissions to broker-dealers up to an amount equal to 2% of the deposits paid and 1% annually of the assets held under a Contract, or the equivalent. We expect the broker-dealers to compensate registered representatives in varying amounts from these commissions. We may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges against the Contracts other than those described in the Prospectus. Commissions in the amount of $193,595 were paid to StanCorp Equities in 2007, but none were retained. Commissions in the amount of $133,391 were paid to StanCorp Equities in 2006, but none were retained. There were no commissions paid in 2005. Incentive compensation for the sale of Contracts paid to StanCorp Equities employees was $362,483 in 2007 and $174,670 in 2006.

Legal Matters

Marilyn R. Bishop, Assistant Vice President and Associate Counsel, Standard, has passed upon all matters relating to Oregon law pertaining to the Contracts, including the validity of the Contracts and Standard’s authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

Calculation of Variable Account and Adjusted Historical Portfolio Performance Data

We may advertise and disclose historical performance data for the Subaccounts, including standard annual total returns and nonstandard measures of performance of the Subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

Average Annual Total Returns

Sales literature or advertisements may quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period’s ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

We calculate the standard average annual total returns using Subaccount Accumulation Unit values that we calculate on each valuation day based on the performance of the Subaccount’s underlying Portfolio, the deductions for the Insurance and Financial Services Fee, and the deductions for the Administration Fee and the Distribution Fee. The calculation assumes that we deduct a quarterly Administration Fee of $6.25 at the end of each calendar quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day quarterly Administration Fee attributable to the hypothetical subaccount for the period. The calculation also assumes total surrender of the Contract at the end of the period for the return quotation and will take into account the Surrender Charge applicable to the Contract that we assess on surrenders of Account Value.

We calculate the standard average annual total return by the following formula:

T	=	((ERV/P)1/n) – 1

Where:

T	=	the average annual total return net of Subaccount recurring charges.
ERV	=	the ending redeemable value (net of any applicable withdrawal charge) of the hypothetical subaccount at the end of the period.
P	=	a hypothetical initial payment of $1,000.
n	=	the number of years in the period.

Non-Standard Subaccount Total Returns

Sales literature or advertisements may quote average annual total returns for the Subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges or Distribution Fees.

We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

CT	=	(ERV/P) – 1

Where:

CT	=	the cumulative total return net of Subaccount recurring charges for the period.
ERV	=	the ending redeemable value of the hypothetical investment at the end of the period.
P	=	a hypothetical single payment of $1,000.

Adjusted Historical Portfolio Performance Data

Sales literature or advertisements may quote adjusted yields and total returns for the Portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historical Portfolio performance may include data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

Effect of the Quarterly Administration Charge on Performance Data

We deduct an annual Administration Fee of $25 in quarterly installments of $6.25 from the Fixed Account and the Subaccounts. We base it on the proportion that the value of each such account bears to the total Account Value. For purposes of reflecting the quarterly Administration Fee in total return quotations, we convert the quarterly Administration Fee into a per-dollar per-day charge based on the average Account Value in the Subaccount for all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.

Federal Tax Matters

General

The operations of the Variable Account form a part of, and are taxed with, the operations of Standard under the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Accumulation Unit values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Standard files as a life insurance company for federal income tax purposes, and under existing federal income tax law, believes that Variable Account investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the Contracts. Accordingly, Standard does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore it does not intend to make any provision for such taxes. However, if changes in our tax filing status, the federal tax laws or interpretations thereof result in Standard’s being taxed on income or gains attributable to the Variable Account, then Standard may impose a charge against the Variable Account in order to make provision for payment of such taxes.

Qualified Plans

The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of plans, based on Standard’s understanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts and Plan Participants and Beneficiaries should consult counsel and other competent advisors as to the suitability of the Plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Participants under such plans, as well as Contractowners, Annuitants and Beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

Public School Systems and Section 501(c)(3) Organizations (403(b) Plans) Payments made to purchase annuity contracts by public school systems or certain Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the over-all limits for excludable contributions of Section 415 of the Code or the limit on elective contributions. Furthermore, the investment results of the fund or series credited to the account generally are not taxable until benefits are received either in the form of annuity payouts or in a single sum. If an employee’s individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

Roth contributions, which may be offered by a 403(b) plan beginning January 1, 2006, are after-tax contributions from an employee’s compensation. Investment earnings are tax-deferred and distributions are tax-free if certain conditions are met.

Qualified Corporate Employee’s Pension and Profit-Sharing Trusts Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. The employee may be required to include pre-tax amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Section 401(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits.

Employees may make pre-tax salary deferrals to 401(k) plans and, if the plan permits, Roth after-tax contributions, subject to the limit on elective contributions and other limits.

Deferred Compensation (457) Plans Under Section 457 of the code, state and local governments and tax-exempt organizations may establish deferred compensation plans for employees and independent contractors (participants).

Plans of state or local governments must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. The amounts deferred under such plans are taxable to the Participant when distributed. The maximum deferral is $15,500 in 2007, and indexed thereafter. Additional amounts may be deferred by participants who have attained age 50 or are within three years of retirement.

While Participants in 457 plans of tax-exempt organizations may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. The amounts deferred under such a plan are taxable as income to the participant when distributed or otherwise made available to the participant or beneficiary. The maximum amount that can be deferred is $15,500 in 2007, and indexed thereafter. Additional amounts may be deferred in the last three years before retirement.

Tax on Distributions from Qualified Contracts

The following rules generally apply to distributions from Contracts purchased in connection with the plans discussed previously, other than deferred compensation plans.

The portion, if any, of any contribution under a Contract made by or on behalf of an individual which is not excluded from the employee’s gross income (generally, the employee’s own nondeductible contributions) constitutes the investment in the Contract. If a distribution is made in the form of annuity payouts, the employee’s investment in the Contract (adjusted for certain refund provisions) divided by the life expectancy (or other period for which annuity payouts are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. All distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of the investment in the Contract.

The amount by which the payment exceeds the investment in the contract (adjusted for any prior withdrawal) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).

Taxable distributions from qualified plans and 403(b) plans will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an employee’s death, the taxation of benefits payable to the beneficiary generally follows these same principles, subject to a variety of special rules.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity contract must satisfy certain diversification requirements in order to be treated as an annuity contract for federal tax purposes. It is intended that the Contracts and their Certificates will satisfy these diversification requirements.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contracts (and their Certificates), such as the flexibility of a Contractowner (or Participant) to allocate premium payments and transfer amounts among the investment divisions of the Variable Account, have not been explicitly addressed in published rulings. While we believe that the Contracts (and Certificates) do not give Contractowners or Participants investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner (or Participant) from being treated as the owner of the Variable Account assets supporting their Contract (or Certificate).

Other Considerations

It should be understood that the foregoing comments about the federal tax consequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in the Contract, a competent tax advisor should be consulted.

Addition, Deletion or Substitution of Investments

We cannot and do not guarantee that any of the Subaccounts will always be available for deposits, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the Variable Account and its investments. We reserve the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another portfolio of the underlying mutual funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in our judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Participant’s interest in a Subaccount will not be made without prior notice to you and the Participant and the SEC’s prior approval. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

We may establish new Subaccounts when, in our sole discretion, marketing, tax, investment or other conditions warrant. We may make any new Subaccounts available to existing Contractowners or Participants on a basis we determine. Each additional Subaccount will purchase shares in a Portfolio or other investment vehicle. We may also eliminate one or more Subaccounts, if in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event we eliminate any Subaccount, we will notify you and request a reallocation of the amounts invested in the eliminated Subaccount.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if we deem it to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other variable accounts. To the extent permitted by applicable law, we may also transfer the assets of the Variable Account associated with the Contracts to another account or accounts.

Other Information

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial Statements

The financial statements of Separate Account C and Standard Insurance Company appear on the following pages.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Standard Insurance Company

Portland, Oregon

We have audited the accompanying statement of assets and liabilities of Standard Insurance Company Separate Account C (the “Separate Account”) (comprised of Alger American Small Capitalization Portfolio Class O, AllianceBernstein VPS International Value Portfolio, American Century VP Income & Growth Class I, American Century VP Ultra Class I, American Century VP Value Class I, American Century VP Vista Class I, BlackRock Large Cap Growth VI Fund Class I, BlackRock Large Cap Value VI Fund Class I, Davis Value Portfolio VA, Delaware VIP Growth Opportunities Series Standard Class, Delaware VIP International Value Equity Series Standard Class, Delaware VIP Small Cap Value Series Standard Class, Dreyfus Small Cap Stock Index Portfolio Service Shares, Federated Kaufmann Fund II, Fidelity VIP Equity Income Portfolio Initial Class, Fidelity VIP Investment Grade Bond Portfolio Initial Class, Fidelity VIP Mid Cap Stock Portfolio Initial Class, Franklin Rising Dividends Securities Class I, GE Investments Premier Growth Equity Fund, GE Investments Total Return Fund, Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund, Goldman Sachs VIT Structured U.S. Equity Fund, LVIP Baron Growth Opportunities Fund, Neuberger Berman AMT Fasciano Portfolio S, Neuberger Berman AMT Regency Portfolio I, PIMCO VIT Total Return Administrative Shares, PVC Diversified International Account 1, PVC Equity Income Account 1, PVC Income Account 1, PVC SAM Balanced Portfolio 1, Royce Small-Cap Portfolio Investment Class, T. Rowe Price Equity Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, Vanguard VIF Balanced Portfolio, Vanguard VIF Capital Growth Portfolio, Vanguard VIF Diversified Value Portfolio, Vanguard VIF Equity Index Portfolio, Vanguard VIF International Portfolio, Vanguard VIF Mid Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF Small Company Growth Portfolio, Vanguard VIF Total Bond Market Index Portfolio, collectively, the “Variable Accounts”) as of December 31, 2007, and the related statement of operations for the year or respective period then ended and statements of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2007, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/S/ DELOITTE & TOUCHE LLP
Deloitte & Touche LLP

Portland, Oregon

April 30, 2008

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Assets and Liabilities

December 31, 2007

	ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO CLASS O	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A	AMERICAN CENTURY VP INCOME & GROWTH CLASS I	AMERICAN CENTURY VP ULTRA CLASS I	AMERICAN CENTURY VP VALUE CLASS I	AMERICAN CENTURY VP VISTA CLASS I	BLACKROCK LARGE CAP GROWTH VI FUND CLASS I	BLACKROCK LARGE CAP VALUE VI FUND CLASS I	DAVIS VALUE PORTFOLIO VA
Assets:
Investments at market value	$386,594	$2,031,427	$7,917	$167,924	$99,148	$1,023,530	$1,954,857	$1,191,123	$3,491,369
Cash	—	—	—	—	—	—	2,145	—	762

Total assets	$386,594	$2,031,427	$7,917	$167,924	$99,148	$1,023,530	$1,957,002	$1,191,123	$3,492,131

Liabilities:
Due to mutual funds	53	182	7	—	38	130	—	125	—

Total liabilities	$53	$182	$7	$—	$38	$130	$—	$125	$—

Net assets	$386,541	$2,031,245	$7,910	$167,924	$99,110	$1,023,400	$1,957,002	$1,190,998	$3,492,131

Total investments at market value:
Number of units outstanding	11,602	80,805	936	13,821	13,273	46,524	153,808	89,423	241,117
Unit value	33.32	25.14	8.46	12.15	7.47	22.00	12.71	13.32	14.48

Total investments at market value	$386,594	$2,031,427	$7,917	$167,924	$99,148	$1,023,530	$1,954,857	$1,191,123	$3,491,369

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Assets and Liabilities

December 31, 2007

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS	DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMANN FUND II VIP	FIDELITY VIP EQUITY INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP MID CAP STOCK PORTFOLIO INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS I
Assets:
Investments at market value	$1,596,988	$811,345	$1,789,608	$522,589	$2,183,932	$55,862	$94,412	$5,662,582	$2,679
Cash	—	—	2,432	89	1,841	166	—	342	128

Total assets	$1,596,988	$811,345	$1,792,040	$522,678	$2,185,773	$56,028	$94,412	$5,662,924	$2,807

Liabilities:
Due to mutual funds	57	1	—	—	—	—	12	—	—

Total liabilities	$57	$1	$—	$—	$—	$—	$12	$—	$—

Net assets	$1,596,931	$811,344	$1,792,040	$522,678	$2,185,773	$56,028	$94,400	$5,662,924	$2,807

Total investments at market value:
Number of units outstanding	74,765	55,194	62,465	29,625	116,043	2,336	7,399	156,598	137
Unit value	21.36	14.70	28.65	17.64	18.82	23.91	12.76	36.16	19.55

Total investments at market value	$1,596,988	$811,345	$1,789,608	$522,589	$2,183,932	$55,862	$94,412	$5,662,582	$2,679

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Assets and Liabilities

December 31, 2007

	GE INVESTMENTS PREMIER GROWTH EQUITY FUND	GE INVESTMENTS TOTAL RETURN FUND	GOLDMAN SACHS VIT CAPITAL GROWTH FUND	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STUCTURED SMALL CAP EQUITY FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	LVIP BARON GROWTH OPPORTUNITIES FUND	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I
Assets:
Investments at market value	$735,818	$195,841	$81,537	$2,807,640	$22,934	$402,764	$450,889	$46,453	$45,472
Cash	149	6	—	2,234	7	—	226	101	121

Total assets	$735,967	$195,847	$81,537	$2,809,874	$22,941	$402,764	$451,115	$46,554	$45,593

Liabilities:
Due to mutual funds	—	—	1	—	—	180	—	—	—

Total liabilities	$—	$—	$1	$—	$—	$180	$—	$—	$—

Net assets	$735,967	$195,847	$81,536	$2,809,874	$22,941	$402,584	$451,115	$46,554	$45,593

Total investments at market value:
Number of units outstanding	9,320	10,523	6,405	200,260	2,141	30,605	15,060	3,204	2,802
Unit value	78.95	18.61	12.73	14.02	10.71	13.16	29.94	14.50	16.23

Total investments at market value	$735,818	$195,841	$81,537	$2,807,640	$22,934	$402,764	$450,889	$46,453	$45,472

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Assets and Liabilities

December 31, 2007

	PIMCO VIT TOTAL RETURN ADMINISTRATIVE SHARES	PVC DIVERSIFIED INTERNATIONAL ACCOUNT 1	PVC EQUITY INCOME ACCOUNT 1	PVC INCOME ACCOUNT 1	PVC SAM BALANCED PORTFOLIO 1	ROYCE SMALL CAP PORTFOLIO INVESTMENT CLASS	T. ROWE PRICE EQUITY BLUE CHIP GROWTH PORTFOLIO VIP	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP	VANGUARD VIF BALANCED PORTFOLIO
Assets:
Investments at market value	$403,912	$150,503	$1,302,359	$1,503,571	$30,024	$90,388	$3,692,934	$209,495	$1,841,156
Cash	239	—	108	—	212	—	2,648	271	295

Total assets	$404,151	$150,503	$1,302,467	$1,503,571	$30,236	$90,388	$3,695,582	$209,766	$1,841,451

Liabilities:
Due to mutual funds	—	11	—	107	—	27	—	—	—

Total liabilities	$—	$11	$—	$107	$—	$27	$—	$—	$—

Net assets	$404,151	$150,492	$1,302,467	$1,503,464	$30,236	$90,361	$3,695,582	$209,766	$1,841,451

Total investments at market value:
Number of units outstanding	38,504	6,945	67,410	143,745	1,566	9,075	312,695	8,843	88,688
Unit value	10.49	21.67	19.32	10.46	19.17	9.96	11.81	23.69	20.76

Total investments at market value	$403,912	$150,503	$1,302,359	$1,503,571	$30,024	$90,388	$3,692,934	$209,495	$1,841,156

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Assets and Liabilities

December 31, 2007

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID CAP INDEX PORTFOLIO	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
Assets:
Investments at market value	$1,987,111	$1,780,382	$2,693,572	$5,086,362	$1,618,840	$11,979	$1,237,538	$732,102
Cash	526	647	2	—	575	—	2,313	—

Total assets	$1,987,637	$1,781,029	$2,693,574	$5,086,362	$1,619,415	$11,979	$1,239,851	$732,102

Liabilities:
Due to mutual funds	—	—	—	42	—	19	—	85

Total liabilities	$—	$—	$—	$42	$—	$19	$—	$85

Net assets	$1,987,637	$1,781,029	$2,693,574	$5,086,320	$1,619,415	$11,960	$1,239,851	$732,017

Total investments at market value:
Number of units outstanding	107,122	109,025	91,184	213,354	87,128	11,979	68,184	63,440
Unit value	18.55	16.33	29.54	23.84	18.58	1.00	18.15	11.54

Total investments at market value	$1,987,111	$1,780,382	$2,693,572	$5,086,362	$1,618,840	$11,979	$1,237,538	$732,102

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO CLASS 0	ALLIANCEBERENSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A	AMERICAN CENTURY VP INCOME & GROWTH CLASS I	AMERICAN CENTURY VP ULTRA CLASS I	AMERICAN CENTURY VP VALUE CLASS I	AMERICAN CENTURY VP VISTA CLASS I	BLACKROCK LARGE CAP GROWTH VI FUND CLASS I	BLACKROCK LARGE CAP VALUE VI FUND CLASS I
Investment income:
Dividends	$—	$49,767	$—	$—	$11,539	$—	$5,602	$191,488

Total income	—	49,767	—	—	11,539	—	5,602	191,488

Expenses, insurance and financial services fee	2,716	10,823	57	(192)	1,828	4,924	10,485	6,127

Total expenses	2,716	10,823	57	(192)	1,828	4,924	10,485	6,127

Net investment income (loss)	$(2,716)	$38,944	$(57)	$192	$9,711	$(4,924)	$(4,883)	$185,361

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$2,422	$(480)	$(80)	$1,252	$1,724	$21,730	$3,045	$1,423
Net unrealized appreciation (depreciation) on investments	21,923	(90,385)	(551)	27,595	(18,161)	181,476	1,835	(220,296)

Net gain (loss) on investments	$24,345	$(90,865)	$(631)	$28,847	$(16,437)	$203,206	$4,880	$(218,873)

Net increase (decrease) in net asset resulting from operations	$21,629	$(51,921)	$(688)	$29,039	$(6,726)	$198,282	$(3)	$(33,512)

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	DAVIS VALUE PORTFOLIO VA	DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS	DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMANN FUND II VIP	FIDELITY VIP EQUITY INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
Investment income:
Dividends	$175,937	$—	$480,767	$82,010	$19,095	$29,384	$5,713	$812

Total income	175,937	—	480,767	82,010	19,095	29,384	5,713	812

Expenses, insurance and financial services fee	22,857	16,796	9,881	13,851	2,737	14,130	816	752

Total expenses	22,857	16,796	9,881	13,851	2,737	14,130	816	752

Net investment income (loss)	$153,080	$(16,796)	$470,886	$68,159	$16,358	$15,254	$4,897	$60

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$19,467	$94,468	$(176,658)	$4,396	$489	$27,268	$31	$(139)
Net unrealized appreciation (depreciation) on investments	(128,859)	107,111	(224,254)	(256,496)	(43,955)	171,375	(5,344)	2,760

Net gain (loss) on investments	$(109,392)	$201,579	$(400,912)	$(252,100)	$(43,466)	$198,643	$(5,313)	$2,621

Net increase (decrease) in net asset resulting from operations	$43,688	$184,783	$69,974	$(183,941)	$(27,108)	$213,897	$(416)	$2,681

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	FIDELITY VIP MID CAP STOCK PORTFOLIO INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS I	GE INVESTMENTS PREMIER GROWTH EQUITY FUND	GE INVESTMENTS TOTAL RETURN FUND	GOLDMAN SACKS VIT CAPITAL GROWTH FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND	GOLDMAN SACHS VIT MID CAP VALUE FUND
Investment income:
Dividends	$269,099	$1,044	$64,936	$11,279	$149	$2,597	$35,495	$439,210

Total income	269,099	1,044	64,936	11,279	149	2,597	35,495	439,210

Expenses, insurance and financial services fee	51,739	323	9,173	235	883	348	4,532	20,615

Total expenses	51,739	323	9,173	235	883	348	4,532	20,615

Net investment income (loss)	$217,360	$721	$55,763	$11,044	$(734)	$2,249	$30,963	$418,595

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$40,014	$(778)	$36,636	$4,038	$4,871	$(1,620)	$912	$7,936
Net unrealized appreciation (depreciation) on investments	195,527	(68)	(54,010)	5,795	4,378	(6,202)	(45,922)	(450,869)

Net gain (loss) on investments	$235,541	$(846)	$(17,374)	$9,833	$9,249	$(7,822)	$(45,010)	$(442,933)

Net increase (decrease) in net asset resulting from operations	$452,901	$(125)	$38,389	$20,877	$8,515	$(5,573)	$(14,047)	$(24,338)

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	LVIP BARON GROWTH OPPORTUNITIES FUND	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I	PIMCO VIT TOTAL RETURN ADMINISTRATIVE SHARES	PVC DIVERSIFIED INTERNATIONAL ACCOUNT 1	PVC EQUITY INCOME ACCOUNT 1	PVC INCOME ACCOUNT 1	PVC SAM BALANCED PORTFOLIO 1
Investment income:
Dividends	$37,196	$357	$1,397	$15,610	$29,430	$67,572	$69,554	$745

Total income	37,196	357	1,397	15,610	29,430	67,572	69,554	745

Expenses, insurance and financial services fee	3,066	(49)	399	1,835	1,356	15,407	10,910	288

Total expenses	3,066	(49)	399	1,835	1,356	15,407	10,910	288

Net investment income (loss)	$34,130	$406	$998	$13,775	$28,074	$52,165	$58,644	$457

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$3,390	$—	$181	$(150)	$6,018	$4,917	$3,764	$310
Net unrealized appreciation (depreciation) on investments	(36,663)	(91)	(303)	13,528	(15,955)	(19,322)	(8,649)	1,431

Net gain (loss) on investments	$(33,273)	$(91)	$(122)	$13,378	$(9,937)	$(14,405)	$(4,885)	$1,741

Net increase (decrease) in net asset resulting from operations	$857	$315	$876	$27,153	$18,137	$37,760	$53,759	$2,198

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	ROYCE SMALL CAP PORTFOLIO INVESTMENT CLASS	T.ROWE PRICE EQUITY BLUE CHIP GROWTH PORTFOLIO VIP	T.ROWE PRICE EQUITY INCOME PORTFOLIO VIP	VANGUARD VIF BALANCED PORTFOLIO	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF INTERNATIONAL PORTFOLIO
Investment income:
Dividends	$4,171	$15,508	$15,911	$52,709	$34,471	$78,476	$115,565	$214,284

Total income	4,171	15,508	15,911	52,709	34,471	78,476	115,565	214,284

Expenses, insurance and financial services fee	309	36,407	2,377	15,137	16,711	14,952	18,067	44,593

Total expenses	309	36,407	2,377	15,137	16,711	14,952	18,067	44,593

Net investment income (loss)	$3,862	$(20,899)	$13,534	$37,572	$17,760	$63,524	$97,498	$169,691

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$(78)	$14,240	$3,381	$35,651	$10,926	$66,678	$4,751	$156,090
Net unrealized appreciation (depreciation) on investments	(10,881)	274,410	(18,684)	(56,195)	81,332	(90,780)	(41,408)	266,829

Net gain (loss) on investments	(10,959)	$288,650	$(15,303)	$(20,544)	$92,258	$(24,102)	$(36,657)	$422,919

Net increase (decrease) in net asset resulting from operations	$(7,097)	$267,751	$(1,769)	$17,028	$110,018	$39,422	$60,841	$592,610

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Operations

For the Year Ended December 31, 2007

	VANGUARD VIF MID CAP INDEX PORTFOLIO	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
Investment income:
Dividends	$134,761	$26,881	$121,620	$25,799

Total income	134,761	26,881	121,620	25,799

Expenses, insurance and financial services fee	12,009	8,024	13,923	6,730

Total expenses	12,009	8,024	13,923	6,730

Net investment income (loss)	$122,752	$18,857	$107,697	$19,069

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$749	$—	$(13,892)	$(327)
Net unrealized appreciation (depreciation) on investments	(127,113)	—	(63,250)	21,446

Net gain (loss) on investments	$(126,364)	$—	$(77,142)	$21,119

Net increase (decrease) in net asset resulting from operations	$(3,612)	$18,857	$30,555	$40,188

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO CLASS O	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A	AMERICAN CENTURY VP INCOME & GROWTH CLASS I	AMERICAN CENTURY VP ULTRA CLASS I	AMERICAN CENTURY VP VALUE CLASS I	AMERICAN CENTURY VP VISTA CLASS I	BLACKROCK LARGE CAP GROWTH VI FUND CLASS I	BLACKROCK LARGE CAP VALUE VI FUND CLASS I
Operations:
Net investment income (loss)	$(2,716)	$38,944	$(57)	$192	$9,711	$(4,924)	$(4,883)	$185,361
Net realized gain (loss) on investments	2,422	(480)	(80)	1,252	1,724	21,730	3,045	1,423
Net unrealized appreciation (depreciation) on investments	21,923	(90,385)	(551)	27,595	(18,161)	181,476	1,835	(220,296)

Net increase (decrease) in net assets resulting from operations	21,629	(51,921)	(688)	29,039	(6,726)	198,282	(3)	(33,512)

Contract transactions:
Premiums and considerations	66,794	416,787	1,886	27,990	36,458	381,441	375,166	284,056
Net transfers including fixed account	312,505	1,735,788	7,766	(7,053)	(3,773)	238,662	1,639,027	969,512
Annuity benefits	(14,387)	(69,409)	(1,054)	(10)	(3,245)	(5,408)	(57,188)	(29,058)
Other transfers	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	364,912	2,083,166	8,598	20,927	29,440	614,695	1,957,005	1,224,510

Total increase (decrease) in net assets from contract transactions	$386,541	$2,031,245	$7,910	$49,966	$22,714	$812,977	$1,957,002	$1,190,998

Net assets:
Beginning of period	$—	$—	$—	$117,958	$76,396	$210,423	$—	$—
End of period	386,541	2,031,245	7,910	167,924	99,110	1,023,400	1,957,002	1,190,998

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	DAVIS VALUE PORTFOLIO VA	DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS	DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMANN FUND II VIP	FIDELITY VIP EQUITY INCOME PORTFOLIO INITIAL CLASS	FIDALITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
Operations:
Net investment income (loss)	$153,080	$(16,796)	$470,886	$68,159	$16,358	$15,254	$4,897	$60
Net realized gain (loss) on investments	19,467	94,468	(176,658)	4,396	489	27,268	31	(139)
Net unrealized appreciation (depreciation) on investments	(128,859)	107,111	(224,254)	(256,496)	(43,955)	171,375	(5,344)	2,760

Net increase (decrease) in net assets resulting from operations	43,688	184,783	69,974	(183,941)	(27,108)	213,897	(416)	2,681

Contract transactions:
Premiums and considerations	725,728	339,733	93,016	479,609	398,962	475,501	9,508	16,315
Net transfers including fixed account	1,466,554	(302,831)	(374,680)	694,834	7,891	1,179,381	0	65,193
Annuity benefits	(135,417)	(61,965)	(35,439)	(58,825)	(4,546)	(124,735)	(5)	(3,314)
Other transfers	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	2,056,865	(25,063)	(317,103)	1,115,618	402,307	1,530,147	9,503	78,194

Total increase (decrease) in net assets from contract transactions	$2,100,553	$159,720	$(247,129)	$931,677	$375,199	$1,744,044	$9,087	$80,875

Net assets:
Beginning of period	$1,391,578	$1,437,211	$1,058,473	$860,363	$147,479	$441,729	$46,941	$13,525
End of period	3,492,131	1,596,931	811,344	1,792,040	522,678	2,185,773	56,028	94,400

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	FIDELITY VIP MID CAP STOCK PORTFOLIO INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS I	GE INVESTMENTS PREMIER GROWTH EQUITY FUND	GE INVESTMENTS TOTAL RETURN FUND	GOLDMAN SACHS VIT CAPITAL GROWTH FUND	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
Operations:
Net investment income (loss)	$217,360	$721	$55,763	$11,044	$(734)	$418,595	$2,249	$30,963
Net realized gain (loss) on investments	40,014	(778)	36,636	4,038	4,871	7,936	(1,620)	912
Net unrealized appreciation (depreciation) on investments	195,527	(68)	(54,010)	5,795	4,378	(450,869)	(6,202)	(45,922)

Net increase (decrease) in net assets resulting from operations	452,901	(125)	38,389	20,877	8,515	(24,338)	(5,573)	(14,047)

Contract transactions:
Premiums and considerations	1,186,240	779	127,791	30,209	19,570	702,694	18,756	141,138
Net transfers including fixed account	2,022,416	(11,358)	(167,329)	(16,903)	(7,879)	742,043	(20,803)	82,472
Annuity benefits	(251,386)	5	(30,688)	(630)	(8,623)	(123,786)	(317)	(31,498)
Other transfers	0	0	0	0	0	0	0	0

Net increase (decrease) in net assets from contract transactions	2,957,270	(10,574)	(70,226)	12,676	3,068	1,320,951	(2,364)	192,112

Total increase (decrease) in net assets from contract transactions	$3,410,171	$(10,699)	$(31,837)	$33,553	$11,583	$1,296,613	$(7,937)	$178,065

Net assets:
Beginning of period	$2,252,753	$13,506	$767,804	$162,294	$69,953	$1,513,261	$30,878	$224,519
End of period	5,662,924	2,807	735,967	195,847	81,536	2,809,874	22,941	402,584

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	LVIP BARON GROWTH OPPORTUNITIES FUND	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I	PIMCO VIT TOTAL RETURN ADMINISTRATIVE SHARES	PVC DIVERSIFIED INTERNATIONAL ACCOUNT 1	PVC EQUITY INCOME ACCOUNT 1	PVC INCOME ACCOUNT 1	PVC SAM BALANCE PORTFOLIO I
Operations:
Net investment income (loss)	$34,130	$406	$998	$13,775	$28,074	$52,165	$58,644	$457
Net realized gain (loss) on investments	3,390	—	181	(150)	6,018	4,917	3,764	310
Net unrealized appreciation (depreciation) on investments	(36,663)	(91)	(303)	13,528	(15,955)	(19,322)	(8,649)	1,431

Net increase (decrease) in net assets resulting from operations	857	315	876	27,153	18,137	37,760	53,759	2,198

Contract transactions:
Premiums and considerations	91,210	1,062	5,907	57,414	34,638	252,709	233,876	1,808
Net transfers including fixed account	174,665	—	(140)	47,631	472	124,059	362,720	(1,343)
Annuity benefits	(17,349)	(91)	(1,088)	(28,478)	(1,601)	(77,315)	(58,988)	(631)
Other transfers	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	248,526	971	4,679	76,567	33,509	299,453	537,608	(166)

Total increase (decrease) in net assets from contract transactions	$249,383	$1,286	$5,555	$103,720	$51,646	$337,213	$591,367	$2,032

Net assets:
Beginning of period	$201,732	$45,268	$40,038	$300,431	$98,846	$965,254	$912,097	$28,204
End of period	451,115	46,554	45,593	404,151	150,492	1,302,467	1,503,464	30,236

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	ROYCE SMALL CAP PORTFOLIO INVESTMENT CLASS	T. ROWE PRICE EQUITY BLUE CHIP GROWTH PORTFOLIO VIP	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP	VANGUARD VIF BALANCED PORTFOLIO	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF INTERNATIONAL PORTFOLIO
Operations:
Net investment income (loss)	$3,862	$(20,899)	$13,534	$37,572	$17,760	$63,524	$97,498	$169,691
Net realized gain (loss) on investments	(78)	14,240	3,381	35,651	10,926	66,678	4,751	156,090
Net unrealized appreciation (depreciation) on investments	(10,881)	274,410	(18,684)	(56,195)	81,332	(90,780)	(41,408)	266,829

Net increase (decrease) in net assets resulting from operations	(7,097)	267,751	(1,769)	17,028	110,018	39,422	60,841	592,610

Contract transactions:
Premiums and considerations	56,263	1,140,915	144,301	435,719	1,159,458	270,241	1,459,350	1,807,771
Net transfers including fixed account	41,792	722,174	17,375	862,934	513,542	288,841	57,530	460,520
Annuity benefits	(597)	(173,794)	(3,829)	(50,579)	(38,720)	(37,460)	(78,685)	(169,238)
Other transfers	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	97,458	1,689,295	157,847	1,248,074	1,634,280	521,622	1,438,195	2,099,053

Total increase (decrease) in net assets from contract transactions	$90,361	$1,957,046	$156,078	$1,265,102	$1,744,298	$561,044	$1,499,036	$2,691,663

Net assets:
Beginning of period	$—	$1,738,536	$53,688	$576,349	$243,339	$1,219,985	$1,194,538	$2,394,657
End of period	90,361	3,695,582	209,766	1,841,451	1,987,637	1,781,029	2,693,574	5,086,320

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2007

	VANGUARD VIF MID CAP INDEX PORTFOLIO	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
Operations:
Net investment income (loss)	$122,752	$18,857	$107,697	$19,069
Net realized gain (loss) on investments	749	—	(13,892)	(327)
Net unrealized appreciation (depreciation) on investments	(127,113)	—	(63,250)	21,446

Net increase (decrease) in net assets resulting from operations	(3,612)	18,857	30,555	40,188

Contract transactions:
Premiums and considerations	1,163,972	19,577,182	290,731	115,820
Net transfers including fixed account	120,700	(19,705,813)	(144,485)	16,390
Annuity benefits	(44,030)	2,382	(63,896)	(56,051)
Other transfers	—	—	—	—

Net increase (decrease) in net assets from contract transactions	1,240,642	(126,249)	82,350	76,159

Total increase (decrease) in net assets from contract transactions	$1,237,030	$(107,392)	$112,905	$116,347

Net assets:
Beginning of period	$382,385	$119,352	$1,126,946	$615,670
End of period	1,619,415	11,960	1,239,851	732,017

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2006

	AMERICAN CENTURY ULTRA VP CLASS I	AMERICAN CENTURY VALUE VP CLASS I	AMERICAN CENTURY VISTA VP CLASS I	BARON CAPITAL ASSET FUND INSURANCE SHARES	DAVIS VALUE PORTFOLIO VA	DELEWARE VIP GROWTH OPPORTUNITIES SERIES	DELEWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELEWARE VIP SMALL CAP VALUE SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMAN FUND II VIP
Operations:
Net investment income (loss)	$86	$(82)	$(982)	$(1,195)	$470	$(9,490)	$34,009	$18,471	$487	$(742)
Net realized gain (loss) on investments	—	12	24,539	1,057	7,097	5,717	3,206	6,022	(49)	(250)
Net unrealized appreciation (depreciation) on investments	(3,308)	7,775	(20,751)	16,615	130,268	52,611	91,904	33,897	6,257	26,682

Net increase (decrease) in net assets resulting from operations	(3,222)	7,705	2,806	16,477	137,835	48,838	129,119	58,390	6,695	25,690

Contract transactions:
Premiums and considerations	19,526	19,600	66,370	61,070	254,477	202,575	181,475	142,456	17,469	119,646
Net transfers including fixed account	3,882	49,096	(83,682)	103,614	800,829	837,832	455,707	565,184	124,458	294,747
Annuity benefits	(12)	(5)	(22,395)	(7,304)	(72,999)	(48,545)	(28,326)	(21,077)	(1,143)	(323)
Other transfers	(4)	—	315	139	(19)	(8)	(37)	7	—	—

Net increase (decrease) in net assets from contract transactions	23,392	68,691	(39,392)	157,519	982,288	991,854	608,819	686,570	140,784	414,070

Total increase (decrease) in net assets from contract transactions	$20,170	$76,396	$(36,586)	$173,996	$1,120,123	$1,040,692	$737,938	$744,960	$147,479	$439,760

Net assets:
Beginning of period	$97,788	$—	$247,009	$27,736	$271,455	$396,519	$320,535	$115,403	$—	$1,969
End of period	117,958	76,396	210,423	201,732	1,391,578	1,437,211	1,058,473	860,363	147,479	441,729

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2006

	FIDELITY VIP EQUITY INCOME INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND INITIAL CLASS	FIDELITY MID CAP STOCK INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS I	GE INVESTMENTS PREMIER GROWTH EQUITY VIT	GE INVESTMENTS TOTAL RETURN VIT	GOLDMAN SACHS VIT CAPITAL GROWTH	GOLDMAN SACHS VIT MID CAP VALUE	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
Operations:
Net investment income (loss)	$3,419	$234	$98,878	$(7)	$(5,774)	$4,816	$(360)	$153,030	$2,209	$1,141
Net realized gain (loss) on investments	(2)	(72)	17,171	—	5,621	394	443	1,142	(165)	1
Net unrealized appreciation (depreciation) on investments	704	165	11,954	(97)	31,640	12,235	3,745	(8,678)	(775)	1,452

Net increase (decrease) in net assets resulting from operations	4,121	327	128,003	(104)	31,487	17,445	3,828	145,494	1,269	2,594

Contract transactions:
Premiums and considerations	5,283	2,504	528,352	—	176,814	31,783	14,755	295,379	16,117	40,048
Net transfers including fixed account	37,550	4,580	1,029,513	13,610	110	12,081	47,101	738,834	12,449	181,877
Annuity benefits	(13)	(1,978)	(109,600)	—	(85,220)	3	(4,746)	(39,763)	(161)	—
Other transfers	—	(1)	(40)	—	52	—	(1)	370	—	—

Net increase (decrease) in net assets from contract transactions	42,820	5,105	1,448,225	13,610	91,756	43,867	57,109	994,820	28,405	221,925

Total increase (decrease) in net assets from contract transactions	$46,941	$5,432	$1,576,228	$13,506	$123,243	$61,312	$60,937	$1,140,314	$29,674	$224,519

Net assets:
Beginning of period	$—	$8,093	$676,525	$—	$644,561	$100,982	$9,016	$372,947	$1,204	$—
End of period	46,941	13,525	2,252,753	13,506	767,804	162,294	69,953	1,513,261	30,878	224,519

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2006

	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I	PIMCO VIT TOTAL RETURN ADMINISTRATIVE SHARES	T. ROWE PRICE EQUITY BLUE CHIP GROWTH VIP	T. ROWE PRICE EQUITY INCOME VIP	VANGUARD VIF BALANCED PORTFOLIO	VANGUARD VIF CAPITAL GROWTH	VANGUARD VIF DIVERSIFIED VALUE	VANGUARD VIF EQUITY INDEX	VANGUARD VIF INTERNATIONAL
Operations:
Net investment income (loss)	$1,163	$1,911	$8,708	$(4,245)	$1,282	$30,719	$903	$18,509	$57,568	$5,870
Net realized gain (loss) on investments	—	198	(357)	(933)	258	40,547	7	40,897	1,559	17,631
Net unrealized appreciation (depreciation) on investments	1,129	1,514	976	117,148	2,555	16,685	8,474	94,028	76,744	272,703

Net increase (decrease) in net assets resulting from operations	2,292	3,623	9,327	111,970	4,095	87,951	9,384	153,434	135,871	296,204

Contract transactions:
Premiums and considerations	—	6,220	55,797	406,169	3,633	72,836	107,151	184,764	232,091	441,001
Net transfers including fixed account	—	1,344	225,776	1,233,396	48,816	2,322	127,217	606,913	233,451	1,342,529
Annuity benefits	2	(3,114)	(11,174)	(16,539)	(2,856)	(34,344)	(413)	(35,030)	(36,847)	(72,865)
Other transfers	—	123	90	—	—	(17)	—	109	(12)	54

Net increase (decrease) in net assets from contract transactions	2	4,573	270,489	1,623,026	49,593	40,797	233,955	756,756	428,683	1,710,719

Total increase (decrease) in net assets from contract transactions	$2,294	$8,196	$279,816	$1,734,996	$53,688	$128,748	$243,339	$910,190	$564,554	$2,006,923

Net assets:
Beginning of period	$42,974	$31,842	$20,615	$3,540	$—	$447,601	$—	$309,795	$629,984	$387,734
End of period	45,268	40,038	300,431	1,738,536	53,688	576,349	243,339	1,219,985	1,194,538	2,394,657

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

Statement of Change in Net Assets

For the Year Ended December 31, 2006

	VANGUARD VIF MID CAP INDEX	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH	VANGUARD VIF TOTAL BOND MARKET INDEX	WM VT EQUITY INCOME CLASS I(1)	WM VT INCOME FUND CLASS I(1)	WM VT INTERNATIONAL GROWTH CLASS I(1)	WM VT STRATEGIC MANAGEMENT BALANCED PORTFOLIO CLASS I(1)
Operations:
Net investment income (loss)	$5,547	$10,703	$50,661	$4,526	$27,777	$30,903	$194	$298
Net realized gain (loss) on investments	1,553	—	1,962	(10)	2,037	(1,869)	1,320	20
Net unrealized appreciation (depreciation) on investments	18,312	—	(20,527)	18,250	53,678	3,680	12,071	2,121

Net increase (decrease) in net assets resulting from operations	25,412	10,703	32,096	22,766	83,492	32,714	13,585	2,439

Contract transactions:
Premiums and considerations	153,849	14,734,286	238,419	88,739	182,981	103,846	20,893	2,025
Net transfers including fixed account	183,574	(15,177,728)	580,229	512,655	574,648	530,083	37,245	(512)
Annuity benefits	(2,613)	(9)	(44,647)	(8,490)	(25,855)	(42,912)	3	(167)
Other transfers	218	(5)	35	—	22	261	5	(2)

Net increase (decrease) in net assets from contract transactions	335,028	(443,456)	774,036	592,904	731,796	591,278	58,146	1,344

Total increase (decrease) in net assets from contract transactions	$360,440	$(432,753)	$806,132	$615,670	$815,288	$623,992	$71,731	$3,783

Net assets:
Beginning of period	$21,945	$552,105	$320,814	$—	$149,966	$288,105	$27,115	$24,421
End of period	382,385	119,352	1,126,946	615,670	965,254	912,097	98,846	28,204

(1)

Effective December 31, 2006, WM Advisors, Inc., manager of the WM Funds, a family of retail mutual funds and variable trust funds, was acquired by Principal Financial Group, Inc. In January 2007, the WM Variable Trust funds were reorganized and combined into Principal Variable Contracts Fund, Inc.

See Notes to Financial Statements

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1. Organization

The Standard Insurance Company Separate Account C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established as an insurance company separate account by Standard Insurance Company (“Standard”) on August 2, 1999 and exists in accordance with the regulations of the Oregon Insurance Department. Separate Account C is a funding vehicle for group variable annuity contracts. Separate Account C invests all of its assets in shares of: Alger American MidCap Growth Portfolio Class O, Alger American Small Capitalization Portfolio Class O, AllianceBernstein VPS International Value Portfolio, American Century VP Income & Growth Class I, American Century VP Ultra Class I (Available only to Contracts that selected the Portfolio before October 16, 2006), American Century VP Value Class I, American Century VP Vista Class I, BlackRock Large Cap Growth VI Fund Class I, BlackRock Large Cap Value VI Fund Class I, Davis Value Portfolio VA, Delaware VIP Growth Opportunities Series Standard Class (Available only to Contracts that selected the Portfolio before November 30, 2007), Delaware VIP International Value Equity Series Standard Class, Delaware VIP Small Cap Value Series Standard Class, Dreyfus Small Cap Stock Index Portfolio Service Shares, Dreyfus VIF International Equity Portfolio Service Shares, Federated Kaufmann Fund II, Fidelity VIP Equity Income Portfolio Initial Class, Fidelity VIP Freedom 2005 Portfolio Initial Class, Fidelity VIP Freedom 2010 Portfolio Initial Class, Fidelity VIP Freedom 2015 Portfolio Initial Class, Fidelity VIP Freedom 2020 Portfolio Initial Class, Fidelity VIP Freedom 2025 Portfolio Initial Class, Fidelity VIP Freedom 2030 Portfolio Initial Class, Fidelity VIP Freedom Income Portfolio Initial Class, Fidelity VIP Investment Grade Bond Portfolio Initial Class, Fidelity VIP Mid Cap Portfolio Initial Class, Franklin Rising Dividends Securities Class I (Available only to Contracts that selected the Portfolio before April 30, 2007), GE Investments Premier Growth Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006), GE Investments Total Return Fund (Available only to Contracts that selected the Portfolio before May 1, 2006), GE Investments U.S. Equity Fund (Available only to Contracts that selected the Portfolio before April 30, 2007), Goldman Sachs VIT Capital Growth Fund (Available only to Contracts that selected the Portfolio before April 30, 2007), Goldman Sachs VIT Growth and Income Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund (Available only to Contracts that selected the Portfolio before October 16, 2006), Goldman Sachs VIT Structured U.S. Equity Fund, LVIP Baron Growth Opportunities Fund, Neuberger Berman AMT Fasciano Portfolio S (Available only to Contracts that selected the portfolio before November 30, 2007), Neuberger Berman AMT Mid-Cap Growth Portfolio I, Neuberger Berman AMT Regency Portfolio I, PIMCO VIT Total Return Administrative Shares, PVC Diversified International Account 1, PVC Equity Income Account 1, PVC Income Account 1, PVC SAM Balanced Portfolio 1, Royce Small-Cap Portfolio Investment Class, T. Rowe Price Equity Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Equity Personal Strategy Balanced Portfolio, Universal Institutional Fund Equity and Income Portfolio Class II, Van Kampen LIT Growth and Income Portfolio Class I, Vanguard VIF Balanced Portfolio, Vanguard VIF Capital Growth Portfolio, Vanguard VIF Diversified Value Portfolio, Vanguard VIF Equity Index Portfolio, Vanguard VIF International Portfolio, Vanguard VIF Mid Cap Index Portfolio, Vanguard VIF Small Company Growth Portfolio, Vanguard VIF Total Bond Market Index Portfolio, Victory VIF Diversified Stock Fund Class A. Collectively are referred to as the “Funds”.

Under applicable insurance law, the assets and liabilities of Separate Account C are clearly identified and distinguished from Standard’s other assets and liabilities. The portion of Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Standard may conduct.

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

Investment Valuation – Investments are valued at the reported net asset values of the respective portfolios, which value their investment securities at fair value. The net assets of the sub-account of the Separate Account C reflect the investment management fees incurred by the Funds. Transactions with the Funds are recorded on a trade date basis. Incomes from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

Realized Gains and Losses – Realized gains and losses on the sales of investments include gains and losses on redemptions of the Funds’ shares (determined on the first-in-first-out (FIFO) basis) and capital gain distributions from the Fund.

Dividend Income and Capital Gain Distributions – Dividend income and capital gain distributions are recorded on the ex-distribution date. Distributions are from net investment income and net realized gains recorded in the underlying investment company’s financials.

Federal Income Taxes – The operations of Separate Account C are included in the federal income tax return of Standard, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Standard does not expect to incur federal income taxes on the earnings of Separate Account C to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account C for federal income taxes. Standard will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Uses of Estimates –The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3. Investments

The investments by the respective subaccounts at December 31, 2007, were as follows:

	2007
	Shares	Cost	Market Value
Alger American Small Capitalization Portfolio Class O	11,602	$364,671	$386,594
AllianceBernstein VPS International Value Portfolio A	80,805	2,121,812	2,031,427
American Century VP Income & Growth Class I	936	8,467	7,917
American Century VP Ultra Class I	13,821	139,078	167,924
American Century VP Value Class I	13,273	109,534	99,148
American Century VP Vista Class I	46,524	842,529	1,023,530
BlackRock Large Cap Growth VI Fund Class I	153,808	1,953,022	1,954,857
BlackRock Large Cap Value VI Fund Class I	89,423	1,411,421	1,191,123
Davis Value Portfolio VA	241,117	3,477,691	3,491,369
Delaware VIP Growth Opportunities Series Standard Class	74,765	1,408,483	1,596,988
Delaware VIP International Value Equity Series Standard Class	55,194	912,380	811,345
Delaware VIP Small Cap Value Series Standard Class	62,465	2,007,744	1,789,608
Dreyfus Small Cap Stock Index Portfolio Service Shares	29,625	560,287	522,589

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	2007
	Shares	Cost	Market Value
Federated Kaufmann Fund II VIP	116,043	1,985,896	2,183,932
Fidelity VIP Equity Income Portfolio Initial Class	2,336	60,502	55,862
Fidelity VIP Investment Grade Bond Portfolio Initial Class	7,399	91,473	94,412
Fidelity VIP Mid Cap Stock Portfolio Initial Class	156,598	5,395,034	5,662,582
Franklin Rising Dividends Securities Class I	137	2,843	2,679
GE Investments Premier Growth Equity Fund	9,320	750,183	735,818
GE Investments Total Return Fund	10,523	176,272	195,841
Goldman Sachs VIT Capital Growth Fund	6,405	73,254	81,537
Goldman Sachs VIT Mid Cap Value Fund	200,260	3,285,478	2,807,640
Goldman Sachs VIT Structured Small Cap Equity Fund	2,141	29,977	22,934
Goldman Sachs VIT Structured U.S. Equity Fund	30,605	447,234	402,764
LVIP Baron Growth Opportunities Fund	15,060	470,806	450,889
Neuberger Berman AMT Fasciano Portfolio S	3,204	43,289	46,453
Neuberger Berman AMT Regency Portfolio I	2,802	44,559	45,472
PIMCO VIT Total Return Administrative Shares	38,504	390,137	403,912
PVC Diversified International Account 1	6,945	149,966	150,503
PVC Equity Income Account 1	67,410	1,261,112	1,302,359
PVC Income Account 1	143,745	1,504,834	1,503,571
PVC SAM Balanced Portfolio 1	1,566	25,867	30,024
Royce Small-Cap Portfolio Investment Class	9,075	101,269	90,388
T. Rowe Price Equity Blue Chip Growth Portfolio VIP	312,695	3,301,423	3,692,934
T. Rowe Price Equity Income Portfolio VIP	8,843	225,623	209,495
Vanguard VIF Balanced Portfolio	88,688	1,858,386	1,841,156
Vanguard VIF Capital Growth Portfolio	107,122	1,897,305	1,987,111
Vanguard VIF Diversified Value Portfolio	109,025	1,772,443	1,780,382
Vanguard VIF Equity Index Portfolio	91,184	2,631,486	2,693,572
Vanguard VIF International Portfolio	213,354	4,512,055	5,086,362
Vanguard VIF Mid Cap Index Portfolio	87,128	1,726,298	1,618,840
Vanguard VIF Money Market Portfolio	11,979	11,979	11,979
Vanguard VIF Small Company Growth Portfolio	68,184	1,304,990	1,237,538
Vanguard VIF Total Bond Market Index Portfolio	63,440	692,405	732,102

	2,865,078	$51,541,497	$52,235,462

The investments by the respective subaccounts at December 31, 2006, were as follows:

	2006
	Shares	Cost	Market Value
American Century Ultra VP Class I	11,749	$116,706	$117,958
American Century Value VP Class I	8,731	68,532	76,306
American Century Vista VP Class I	13,369	210,903	210,429
Baron Capital Asset Fund Insurance Shares	6,246	184,996	201,741
Davis Value Portfolio VA	95,442	1,249,007	1,391,544
Delaware VIP Growth Opportunities Series	75,996	1,355,687	1,437,081

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	2006
	Shares	Cost	Market Value
Delaware VIP International Value Equity Series	45,820	935,233	1,058,452
Delaware VIP Small Cap Value Series	25,744	821,996	860,356
Dreyfus Small Cap Stock Index Portfolio Service Shares	7,923	141,027	147,284
Federated Kaufmann Fund II VIP	26,836	415,036	441,725
Fidelity VIP Equity Income Initial Class	1,795	46,325	47,029
Fidelity VIP Investment Grade Bond Initial Class	1,058	13,321	13,500
Fidelity VIP Mid Cap Stock Initial Class	64,790	2,180,727	2,252,749
Franklin Rising Dividends Securities Class I	647	13,609	13,513
GE Investments Premier Growth Equity VIT	9,344	728,157	767,802
GE Investments Total Return VIT	9,174	148,520	162,294
Goldman Sachs VIT Capital Growth	6,041	66,050	69,955
Goldman Sachs VIT Mid Cap Value	94,048	1,540,207	1,513,228
Goldman Sachs VIT Structured Small Cap Equity	2,135	31,673	30,832
Goldman Sachs VIT Structured U.S. Equity	15,305	223,067	224,519
Neuberger Berman AMT Fasciano Portfolio S	3,113	41,977	45,232
Neuberger Berman AMT Regency Portfolio I	2,470	38,819	40,035
PIMCO VIT Total Return Administrative Shares	29,666	299,973	300,219
T. Rowe Price Equity Blue Chip Growth VIP	165,262	1,621,455	1,738,555
T. Rowe Price Equity Income VIP	2,162	51,147	53,702
Vanguard VIF Balanced Portfolio	27,951	537,381	576,346
Vanguard VIF Capital Growth	14,264	234,865	243,339
Vanguard VIF Diversified Value	73,803	1,121,251	1,219,969
Vanguard VIF Equity Index	40,225	1,089,569	1,193,063
Vanguard VIF International	111,067	2,087,133	2,394,610
Vanguard VIF Mid Cap Index	19,242	362,296	381,950
Vanguard VIF Money Market Portfolio	119,347	119,347	119,347
Vanguard VIF Small Company Growth	58,326	1,131,058	1,126,856
Vanguard VIF Total Bond Market Index	54,874	597,435	615,686
WM VT Equity Income Class I(1)	49,781	904,692	965,259
WM VT Income Fund Class I(1)	86,374	904,722	912,106
WM VT International Growth Class I(1)	5,629	82,353	98,843
WM VT Strategic Asset Management Balanced Portfolio Class I(1)	1,555	25,401	28,127

	1,387,304	$21,741,653	$23,091,541

(1)

Effective December 31, 2006, WM Advisors, Inc., manager of the WM Funds, a family of retail mutual funds and variable trust funds, was acquired by Principal Financial Group, Inc. In January 2007, the WM Variable Trust funds were reorganized and combined into Principal Variable Contracts Fund, Inc.

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Changes in Units Outstanding

The transactions in units outstanding for the year ended December 31, 2007, were as follows:

	ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO CLASS O	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A	AMERICAN CENTURY VP INCOME & GROWTH CLASS I	AMERICAN CENTURY VP ULTRA CLASS I	AMERICAN CENTURY VP VALUE CLASS I
Shares purchased	12,438	82,777	1,051	2,577	7,805
Shares received from investment of dividends	—	1,919	—	—	1,481

Total shares acquired	12,438	84,696	1,051	2,577	9,286
Shares redeemed	(836)	(3,891)	(115)	(505)	(4,744)

Net increase (decrease) in shares owned	11,602	80,805	936	2,072	4,542
Shares owned, beginning of period	—	—	—	11,749	8,731

Shares owned, end of period	11,602	80,805	936	13,821	13,273

Cost of shares acquired	$389,882	$2,224,513	$9,552	$27,298	$77,202

Cost of shares redeemed	$25,211	$102,703	$1,085	$4,926	$36,200

	AMERICAN CENTURY VP VISTA CLASS I	BLACKROCK LARGE CAP GROWTH VI FUND CLASS I	BLACKROCK LARGE CAP VALUE VI FUND CLASS I	DAVIS VALUE PORTFOLIO VA	DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
Shares purchased	37,869	159,269	77,163	139,010	22,264
Shares received from investment of dividends	—	437	14,280	12,002	—

Total shares acquired	37,869	159,706	91,443	151,012	22,264
Shares redeemed	(4,714)	(5,898)	(2,020)	(5,337)	(23,495)

Net increase (decrease) in shares owned	33,155	153,808	89,423	145,675	(1,231)
Shares owned, beginning of period	13,369	—	—	95,442	75,996

Shares owned, end of period	46,524	153,808	89,423	241,117	74,765

Cost of shares acquired	$706,241	$2,026,292	$1,443,258	$2,293,640	$448,107

Cost of shares redeemed	$74,616	$73,270	$31,839	$64,956	$395,311

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS	DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMANN FUND II VIP	FIDELITY VIP EQUITY INCOME PORTFOLIO INITIAL CLASS
Shares purchased	17,626	37,696	21,342	95,302	314
Shares received from investment of dividends	32,974	2,581	1,046	1,822	236

Total shares acquired	50,600	40,277	22,388	97,124	550
Shares redeemed	(41,226)	(3,556)	(686)	(7,917)	(9)

Net increase (decrease) in shares owned	9,374	36,721	21,702	89,207	541
Shares owned, beginning of period	45,820	25,744	7,923	26,836	1,795

Shares owned, end of period	55,194	62,465	29,625	116,043	2,336

Cost of shares acquired	$808,488	$1,296,930	$431,672	$1,688,947	$14,402

Cost of shares redeemed	$831,341	$111,181	$12,412	$118,087	$224

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP MID CAP STOCK PORTFOLIO INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS	GE INVESTMENT PREMIER GROWTH EQUITY FUND	GE INVESTMENTS TOTAL RETURN FUND
Shares purchased	6,568	91,479	742	2,280	1,716
Shares received from investment of dividends	66	8,232	49	819	607

Total shares acquired	6,634	99,711	791	3,099	2,323
Shares redeemed	(293)	(7,903)	(1,301)	(3,123)	(974)

Net increase (decrease) in shares owned	6,341	91,808	(510)	(24)	1,349
Shares owned, beginning of period	1,058	64,790	647	9,344	9,174

Shares owned, end of period	7,399	156,598	137	9,320	10,523

Cost of shares acquired	$81,898	$3,466,031	$16,613	$260,707	$43,100

Cost of shares redeemed	$3,746	$251,725	$27,379	$238,681	$15,347

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	GOLDMAN SACHS VIT CAPITAL GROWTH FUND	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS BIT STRUCTURED SMALL CAP EQUITY FUND	GOLDMAN SACHS BIT STRUCTURED U.S. EQUITY FUND	LVIP BARON GROWTH OPPORTUNITIES FUND
Shares purchased	2,667	86,777	1,446	14,505	9,247
Shares received from investment of dividends	12	31,106	237	2,665	1,190

Total shares acquired	2,679	117,883	1,633	17,170	10,437
Shares redeemed	(2,315)	(11,671)	(1,677)	(1,870)	(1,623)

Net increase (decrease) in shares owned	364	106,212	6	15,300	8,814
Shares owned, beginning of period	6,041	94,048	2,135	15,305	6,246

Shares owned, end of period	6,405	200,260	2,141	30,605	15,060

Cost of shares acquired	$32,744	$1,934,920	$23,208	$251,220	$331,919

Cost of shares redeemed	$25,539	$189,648	$24,904	$27,053	$46,110

	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I	PIMCO VIT TOTAL RETURN ADMINISTRATION SHARES	PVC DIVERSIFIED INTERNATIONAL ACCOUNT I	PVC EQUITY INCOME ACCOUNT 1
Shares purchased	68	344	15,293	4,498	15,944
Shares received from investment of dividends	23	83	1,532	624	3,363

Total shares acquired	91	427	16,825	5,122	19,307
Shares redeemed	—	(95)	(7,987)	(3,806)	(1,678)

Net increase (decrease) in shares owned	91	332	8,838	1,316	17,629
Shares owned, beginning of period	3,113	2,470	29,666	5,629	49,781

Shares owned, end of period	3,204	2,802	38,504	6,945	67,410

Cost of shares acquired	$1,312	$7,186	$171,559	$102,999	$384,428

Cost of shares redeemed	$—	$1,445	$81,395	$35,386	$28,008

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	PVC INCOME ACCOUNT 1	PVC SAM BALANCED PORTFOLIO 1	ROYCE SMALL CAP PORTFOLIO INVESTMENT CLASS	T. ROWE PRICE EQUITY BLUE CHIP GROWTH PORTFOLIO VIP	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP
Shares purchased	87,634	73	9,226	154,797	8,052
Shares received from investment of dividends	6,948	40	417	1,327	664

Total shares acquired	94,582	113	9,643	156,124	8,716
Shares redeemed	(37,211)	(102)	(568)	(8,691)	(2,035)

Net increase (decrease) in shares owned	57,371	11	9,075	147,433	6,681
Shares owned, beginning of period	86,374	1,555	—	165,262	2,162

Shares owned, end of period	143,745	1,566	9,075	312,695	8,843

Cost of shares acquired	$990,686	$2,119	$107,780	$1,765,583	$222,431

Cost of shares redeemed	$390,573	$1,654	$6,511	$85,614	$47,955

	VANGUARD VIF BALANCED PORTFOLIO	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF INTERNATIONAL PORTFOLIO
Shares purchased	149,220	96,420	57,250	48,206	113,784
Shares received from investment of dividends	2,717	2,083	4,865	4,094	10,194

Total shares acquired	151,937	98,503	62,115	52,300	123,978
Shares redeemed	(91,200)	(5,645)	(26,893)	(1,341)	(21,691)

Net increase (decrease) in shares owned	60,737	92,858	35,222	50,959	102,287
Shares owned, beginning of period	27,951	14,264	73,803	40,225	111,067

Shares owned, end of period	88,688	107,122	109,025	91,184	213,354

Cost of shares acquired	$3,158,833	$1,754,760	$1,045,527	$1,577,227	$2,777,445

Cost of shares redeemed	$1,837,828	$92,321	$394,335	$35,311	$352,522

	VANGUARD VIF MID CAP INDEX PORTFOLIO	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
Shares purchased	64,255	23,621,157	21,302	13,929
Shares received from investment of dividends	7,368	26,881	6,749	2,356

Total shares acquired	71,623	23,648,038	28,051	16,285
Shares redeemed	(3,737)	(23,755,406)	(18,193)	(7,719)

Net increase (decrease) in shares owned	67,886	(107,368)	9,858	8,566
Shares owned, beginning of period	19,242	119,347	58,326	54,874

Shares owned, end of period	87,128	11,979	68,184	63,440

Cost of shares acquired	$1,435,348	$23,648,038	$530,839	$181,035

Cost of shares redeemed	$71,346	$23,755,406	$356,907	$86,065

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

The transactions in units outstanding for the year ended December 31, 2006, were as follows:

	AMERICAN CENTURY ULTRA VP CLASS I	AMERICAN CENTURY VALUE VP CLASS I	AMERICAN CENTURY VISTA VP CLASS I	BARON CAPITAL ASSET FUND INSURANCE SHARES	DAVIS VALUE PORTFOLIO VA
Shares purchased	2,328	8,768	15,052	5,574	78,331
Shares received from investment of dividends	—	90	95	—	686

Total shares acquired	2,328	8,858	15,147	5,574	79,017
Shares redeemed	—	(127)	(18,825)	(320)	(4,832)

Net increase (decrease) in shares owned	2,328	8,731	(3,678)	5,254	74,185
Shares owned, beginning of period	9,421	—	17,047	992	21,257

Shares owned, end of period	11,749	8,731	13,369	6,246	95,442

Cost of shares acquired	$23,478	$69,579	$238,860	$166,292	$1,038,327

Cost of shares redeemed	$—	$1,047	$254,689	$8,902	$48,507

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	FEDERATED KAUFMANN FUND II VIP
Shares purchased	56,059	31,775	23,851	7,981	27,202
Shares received from investment of dividends	—	100	100	53	57

Total shares acquired	56,059	31,875	23,951	8,034	27,259
Shares redeemed	(2,364)	(1,783)	(1,950)	(111)	(559)

Net increase (decrease) in shares owned	53,695	30,092	22,001	7,923	26,700
Shares owned, beginning of period	22,301	15,728	3,743	—	136

Shares owned, end of period	75,996	45,820	25,744	7,923	26,836

Cost of shares acquired	$1,026,355	$678,439	$767,995	$143,016	$421,413

Cost of shares redeemed	$38,404	$32,427	$56,938	$1,989	$8,338

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	FIDELITY VIP EQUITY INCOME INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND INITIAL CLASS	FIDELITY VIP MID CAP STOCK INITIAL CLASS	FRANKLIN RISING DIVIDENDS SECURITIES CLASS I	GE INVESTMENTS PREMIER GROWTH EQUITY VIT
Shares purchased	1,649	557	45,734	647	6,987
Shares received from investment of dividends	147	28	3,545	—	39

Total shares acquired	1,796	585	49,279	647	7,026
Shares redeemed	(1)	(161)	(3,758)	—	(6,202)

Net increase (decrease) in shares owned	1,795	424	45,521	647	824
Shares owned, beginning of period	—	634	19,269	—	8,520

Shares owned, end of period	1,795	1,058	64,790	647	9,344

Cost of shares acquired	$46,352	$7,304	$1,678,410	$13,609	$549,556

Cost of shares redeemed	$27	$2,062	$114,140	$—	$457,955

	GE INVESTMENTS TOTAL RETURN VIT	GOLDMAN SACHS BIT CAPITAL GROWTH	GOLDMAN SACHS VIT MID CAP VALUE	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY	GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
Shares purchased	2,881	5,556	62,240	2,714	15,213
Shares received from investment of dividends	278	7	9,936	164	96

Total shares acquired	3,159	5,563	72,176	2,878	15,309
Shares redeemed	(281)	(366)	(2,143)	(829)	(4)

Net increase (decrease) in shares owned	2,878	5,197	70,033	2,049	15,305
Shares owned, beginning of period	6,296	844	24,015	86	—

Shares owned, end of period	9,174	6,041	94,048	2,135	15,305

Cost of shares acquired	$53,510	$61,038	$1,183,173	$42,708	$223,121

Cost of shares redeemed	$4,433	$3,843	$34,214	$12,304	$54

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	NEUBERGER BERMAN AMT FASCIANO PORTFOLIO S	NEUBERGER BERMAN AMT REGENCY PORTFOLIO I	PIMCO VIT TOTAL RETURN ADMINISTRATIVE SHARES	T. ROWE PRICE EQUITY BLUE CHIP GROWTH VIP	T. ROWE PRICE EQUITY INCOME VIP
Shares purchased	—	448	27,474	166,015	2,221
Shares received from investment of dividends	78	146	963	467	59

Total shares acquired	78	594	28,437	166,482	2,280
Shares redeemed	—	(178)	(784)	(1,588)	(118)

Net increase (decrease) in shares owned	78	416	27,653	164,894	2,162
Shares owned, beginning of period	3,035	2,054	2,013	368	—

Shares owned, end of period	3,113	2,470	29,666	165,262	2,162

Cost of shares acquired	$1,128	$9,381	$286,981	$1,633,614	$53,832

Cost of shares redeemed	$—	$2,702	$8,353	$15,747	$2,685

	VANGUARD VIF BALANCED PORTFOLIO	VANGUARD VIF CAPITAL GROWTH	VANGUARD VIF DIVERSIFIED VALUE	VANGUARD VIF EQUITY INDEX	VANGUARD VIF INTERNATIONAL
Shares purchased	23,722	14,142	77,134	16,823	91,390
Shares received from investment of dividends	1,997	178	1,859	2,405	1,067

Total shares acquired	25,719	14,320	78,993	19,228	92,457
Shares redeemed	(21,276)	(56)	(26,748)	(1,607)	(3,712)

Net increase (decrease) in shares owned	4,443	14,264	52,245	17,621	88,745
Shares owned, beginning of period	23,508	—	21,558	22,604	22,322

Shares owned, end of period	27,951	14,264	73,803	40,225	111,067

Cost of shares acquired	$496,000	$235,803	$1,197,176	$528,665	$1,791,431

Cost of shares redeemed	$383,939	$938	$381,030	$42,330	$57,258

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	VANGUARD VIF MID CAP INDEX	VANGUARD VIF MONEY MARKET PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH	VANGUARD VIF TOTAL BOND MARKET INDEX	WM VT EQUITY INCOME CLASS I(1)
Shares purchased	19,237	13,927,636	42,590	54,897	40,512
Shares received from investment of dividends	431	14,004	2,882	769	1,978

Total shares acquired	19,668	13,941,640	45,472	55,666	42,490
Shares redeemed	(1,622)	(14,374,398)	(3,506)	(792)	(1,210)

Net increase (decrease) in shares owned	18,046	(432,758)	41,966	54,874	41,280
Shares owned, beginning of period	1,196	552,105	16,360	—	8,501

Shares owned, end of period	19,242	119,347	58,326	54,874	49,781

Cost of shares acquired	$370,451	$13,941,641	$889,010	$606,270	$781,940

Cost of shares redeemed	$28,758	$14,374,399	$62,442	$8,835	$20,325

	WM VT INCOME CLASS I(1)	WM VT INTERNATIONAL GROWTH CLASS I(1)	WM VT STRATEGIC ASSET MANAGEMENT BALANCE PORTFOLIO CLASS I(1)
Shares purchased	107,962	4,040	76
Shares received from investment of dividends	3,632	39	34

Total shares acquired	111,594	4,079	110
Shares redeemed	(52,171)	(282)	(16)

Net increase (decrease) in shares owned	59,423	3,797	94
Shares owned, beginning of period	26,951	1,832	1,461

Shares owned, end of period	86,374	5,629	1,555

Cost of shares acquired	$1,173,867	$63,108	$1,838

Cost of shares redeemed	$553,545	$3,451	$253

(1)

Effective December 31, 2006, WM Advisors, Inc., manager of the WM Funds, a family of retail mutual funds and variable trust funds, was acquired by Principal Financial Group, Inc. In January 2007, the WM Variable Trust funds were reorganized and combined into Principal Variable Contracts Fund, Inc.

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return ratio for the year ended December 31, 2007 and 2006, are as follows:

	As of December 31, 2007			For the Year Ended December 31, 2007
	Units	Units Fair Value(1)	Net Assets	Investment Income Ratio(2)	Expense Ratio(3)	Total Return(4)
Alger American Small Capitalization Portfolio Class O	11,602	$33.32	$386,541	0.00%	1.60 to 2.00%	11.85%
AllianceBernstein VPS International Value Portfolio A	80,805	25.14	2,031,245	4.90	1.60 to 2.00	(4.98)
American Century VP Income & Growth Class I	936	8.46	7,910	0.00	1.60 to 2.00	(16.00)
American Century VP Ultra Class I	13,821	12.15	167,924	0.00	1.60 to 2.00	22.61
American Century VP Value Class I	13,273	7.47	99,110	13.15	1.60 to 2.00	(7.38)
American Century VP Vista Class I	46,524	22.00	1,023,400	0.00	1.60 to 2.00	38.30
BlackRock Large Cap Growth VI Fund Class I	153,808	12.71	1,957,002	0.57	1.60 to 2.00	(0.00)
BlackRock Large Cap Value VI Fund Class I	89,423	13.32	1,190,998	32.16	1.60 to 2.00	(5.47)
Davis Value Portfolio VA	241,117	14.48	3,492,131	7.21	1.60 to 2.00	1.81
Delaware VIP Growth Opportunities Series Standard Class	74,765	21.36	1,596,931	0.00	1.60 to 2.00	12.97
Delaware International Value Equity Series Standard Class	55,194	14.70	811,344	51.42	1.60 to 2.00	7.78
Delaware VIP Small Cap Value Series Standard Class	62,465	28.65	1,792,040	6.18	1.60 to 2.00	(12.97)
Dreyfus Small Cap Stock Index Portfolio Service Shares	29,625	17.64	522,678	5.70	1.60 to 2.00	(7.78)
Federated Kaufmann Fund II VIP	116,043	18.82	2,185,773	2.24	1.60 to 2.00	17.72
Fidelity VIP Equity Income Portfolio Initial Class	2,336	23.91	56,028	11.10	1.60 to 2.00	(0.80)
Fidelity VIP Investment Grade Bond Portfolio Initial Class	7,399	12.76	94,400	1.50	1.60 to 2.00	5.09
Fidelity VIP Mid Cap Stock Portfolio Initial Class	156,598	36.16	5,662,924	6.80	1.60 to 2.00	12.14
Franklin Rising Dividends Securities Class I	137	19.55	2,807	12.79	1.60 to 2.00	(1.52)
GE Investments Premier Growth Equity Fund	9,320	78.95	735,967	8.64	1.60 to 2.00	5.24
GE Investments Total Return Fund	10,523	18.61	195,847	6.30	1.60 to 2.00	12.38
Goldman Sachs VIT Capital Growth Fund	6,405	12.73	81,536	0.20	1.60 to 2.00	11.91
Goldman Sachs VIT Mid Cap Value Fund	200,260	14.02	2,809,874	20.32	1.60 to 2.00	(1.12)
Goldman Sachs VIT Structured Small Cap Equity Fund	2,141	10.71	22,941	9.65	1.60 to 2.00	(18.77)
Goldman Sachs VIT Structured U.S. Equity Fund	30,605	13.16	402,584	11.32	1.60 to 2.00	(4.38)
LVIP Baron Growth Opportunities Fund	15,060	29.94	451,115	11.40	1.60 to 2.00	0.26
Neuberger Berman AMT Fasciano Portfolio S	3,204	14.50	46,554	0.78	1.60 to 2.00	0.69
Neuberger Berman AMT Regency Portfolio I	2,802	16.23	45,593	3.26	1.60 to 2.00	2.07
PIMCO VIT Total Return Administrative Shares	38,504	10.49	404,151	4.43	1.60 to 2.00	8.02
PVC Diversified International Account 1	6,945	21.67	150,492	10.53	1.60 to 2.00	15.69
PVC Equity Income Account 1	67,410	19.32	1,302,467	5.96	1.60 to 2.00	3.39
PVC Income Account 1	143,745	10.46	1,503,464	5.76	1.60 to 2.00	4.55
PVC SAM Balanced Portfolio 1	1,566	19.17	30,236	2.55	1.60 to 2.00	7.82
Royce Small Cap Portfolio Investment Class	9,075	9.96	90,361	9.23	1.60 to 2.00	(14.56)
T. Rowe Price Equity Blue Chip Growth Portfolio VIP	312,695	11.81	3,695,582	0.57	1.60 to 2.00	10.37
T. Rowe Price Equity Income Portfolio VIP	8,843	23.69	209,766	12.08	1.60 to 2.00	(1.33)
Vanguard VIF Balanced Portfolio	88,688	20.76	1,841,451	4.36	1.60 to 2.00	1.42
Vanguard VIF Capital Growth Portfolio	107,122	18.55	1,987,637	3.09	1.60 to 2.00	10.37
Vanguard VIF Diversified Value Portfolio	109,025	16.33	1,781,029	5.23	1.60 to 2.00	2.66
Vanguard VIF Equity Index Portfolio	91,184	29.54	2,693,574	5.94	1.60 to 2.00	3.18
Vanguard VIF International Portfolio	213,354	23.84	5,086,320	5.73	1.60 to 2.00	17.21
Vanguard VIF Mid Cap Index Portfolio	87,128	18.58	1,619,415	13.46	1.60 to 2.00	(0.36)
Vanguard VIF Money Market Portfolio	11,979	1.00	11,960	40.94	1.60 to 2.00	0.34
Vanguard VIF Small Company Growth Portfolio	68,184	18.15	1,239,851	10.28	1.60 to 2.00	2.62
Vanguard VIF Total Bond Market Index Portfolio	63,440	11.54	732,017	3.83	1.60 to 2.00	6.15

	2,865,078		$52,252,970

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

	As of December 31, 2006			For the Year Ended December 31, 2006
	Units	Units Fair Value(1)	Net Assets	Investment Income Ratio(2)	Expense Ratio(3)	Total Return(4)
American Century Ultra VP Class I	11,749	$10.04	$117,958	0.00%	1.70 to 2.00%	(2.94)%
American Century Value VP Class I	8,731	8.74	76,396	1.76	1.70 to 2.00	22.43
American Century Vista VP Class I	13,369	15.74	210,423	0.62	1.70 to 2.00	1.23
Baron Capital Asset Fund Insurance Shares	6,246	32.30	201,732	0.00	1.70 to 2.00	15.47
Davis Value Portfolio VA	95,442	14.58	1,391,578	1.21	1.70 to 2.00	18.07
Delaware VIP Growth Opportunities Series	75,996	18.91	1,437,211	0.00	1.70 to 2.00	5.47
Delaware International Value Equity Series	45,820	23.10	1,058,473	5.83	1.70 to 2.00	20.66
Delaware VIP Small Cap Value Series	25,744	33.42	860,363	4.86	1.70 to 2.00	12.73
Dreyfus Small Cap Stock Index Portfolio Service Shares	7,923	18.59	147,479	1.31	1.70 to 2.00	9.51
Federated Kaufmann Fund II VIP	26,836	16.46	441,729	0.40	1.70 to 2.00	12.29
Fidelity VIP Equity Income Initial Class	1,795	26.20	46,941	16.30	1.70 to 2.00	19.25
Fidelity VIP Investment Grade Bond Initial Class	1,058	12.76	13,525	3.20	1.70 to 2.00	3.07
Fidelity VIP Mid Cap Stock Initial Class	64,790	34.77	2,252,753	7.83	1.70 to 2.00	9.14
Franklin Rising Dividends Securities Class I	647	20.88	13,506	0.00	1.70 to 2.00	(1.52)
GE Investments Premier Growth Equity VIT	9,344	82.17	767,804	0.45	1.70 to 2.00	4.56
GE Investments Total Return VIT	9,174	17.69	162,294	3.74	1.70 to 2.00	14.19
Goldman Sachs VIT Capital Growth	6,041	11.58	69,953	0.22	1.70 to 2.00	10.19
Goldman Sachs VIT Mid Cap Value	94,048	16.09	1,513,261	17.04	1.70 to 2.00	16.72
Goldman Sachs VIT Structured Small Cap Equity	2,135	14.44	30,878	14.72	1.70 to 2.00	8.23
Goldman Sachs VIT Structured U.S. Equity	15,305	14.67	224,519	1.25	1.70 to 2.00	2.34
Neuberger Berman AMT Fasciano Portfolio S	3,113	14.53	45,268	2.56	1.70 to 2.00	5.33
Neuberger Berman AMT Regency Portfolio I	2,470	16.21	40,038	6.23	1.70 to 2.00	10.62
PIMCO VIT Total Return Administrative Shares	29,666	10.12	300,431	6.08	1.70 to 2.00	5.98
T. Rowe Price Equity Blue Chip Growth VIP	165,262	10.52	1,738,536	0.56	1.70 to 2.00	13.74
T. Rowe Price Equity Income VIP	2,162	24.84	53,688	5.92	1.70 to 2.00	16.51
Vanguard VIF Balanced Portfolio	27,951	20.62	576,349	7.23	1.70 to 2.00	18.79
Vanguard VIF Capital Growth	14,264	17.06	243,339	2.40	1.70 to 2.00	8.02
Vanguard VIF Diversified Value	73,803	16.53	1,219,985	3.49	1.70 to 2.00	22.30
Vanguard VIF Equity Index	40,225	29.66	1,194,538	7.07	1.70 to 2.00	16.09
Vanguard VIF International	111,067	21.56	2,394,657	1.45	1.70 to 2.00	23.83
Vanguard VIF Mid Cap Index	19,242	19.85	382,385	4.01	1.70 to 2.00	13.41
Vanguard VIF Money Market Portfolio	119,347	1.00	119,352	4.17	1.70 to 2.00	3.24
Vanguard VIF Small Company Growth	58,326	19.32	1,126,946	8.00	1.70 to 2.00	4.53
Vanguard VIF Total Bond Market Index	54,874	11.22	615,670	2.67	1.70 to 2.00	7.68
WM VT Equity Income Class I(5)	49,781	19.39	965,254	6.04	1.70 to 2.00	16.18
WM VT Income Find Class I(5)	86,374	10.56	912,097	6.07	1.70 to 2.00	5.60
WM VT International Growth Class I(5)	5,629	17.56	98,846	0.89	1.70 to 2.00	24.18
WM VT Strategic Asset Management Balanced Portfolio Class I(5)	1,555	18.09	28,204	2.09	1.70 to 2.00	9.72

	1,387,304		$23,094,359

(1)	These amounts represent the net asset value of the portfolio.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude the investment advisory, management and service fees.

(3)

These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting of investment advisory, management and service fees, for the period indicated. The ratios include only the expenses that result in a direct reduction of portfolio assets.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(5)

Effective December 31, 2006, WM Advisors, Inc., manager of the WM Funds, a family of retail mutual funds and variable trust funds, was acquired by Principal Financial Group, Inc. In January 2007, the WM Variable Trust funds were reorganized and combined into Principal Variable Contracts Fund, Inc.

STANDARD INSURANCE COMPANY

SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Expenses and Related Party Transactions

Surrender Charge – In the case a Contractowner or Participant surrenders a Certificate or makes partial withdrawals, a Surrender Charge will be deducted. However, there is no Surrender Charge on “benefit withdrawals.” This Surrender Charge is a percent of the amount withdrawn, based on the contract year as specified in the following table:

Contract Year	Surrender Charge Percentage
1	5%
2	4
3	3
4	2
5	1
6+	0

The Surrender Charge partially compensates us for sales expenses, including broker sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities. In no event will total Surrender Charges exceed 9% of a Participant’s Deposits.

Administration Fee – An annual fee of $25 will be deducted from each Participant Account in quarterly installments of $6.25 to cover expenses for administrating the Contract.

Insurance and Financial Services Fee “mortality and expense risk charge” – A fee will be deducted from the Variable Account assets on a daily basis. The daily fee is deducted at an annual rate of 1.60% to 2.00% of Variable Account assets depending on the Portfolio.

Transfer Fee – No transfer fees are imposed except any redemption fees imposed by the Portfolios. Information on the fee imposed by each Portfolio, if any, is available in the fund’s prospectus.

Distribution Fee – A fee will be imposed equal to the lesser of $25 or 2% of the transaction amount on Participant-initiated withdrawals, annuity purchases and payments pursuant to a Qualified Domestic Relations Order.

Premium Taxes – A charge will be deducted for any premium taxes incurred. Depending on state and local law, premium taxes can be incurred when you make a Deposit. Also, a premium tax may be deducted when Account Value is withdrawn or surrendered, or when annuity payments start. The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.

Loan Fees – A one time fee of up to $125 or an annual fee of $50 may be charged to set up a loan. The fee will be deducted from the Participant’s remaining Account Value at the time of the loan or annually. Interest will be charged to the Participant at a rate established by the Plan at the time the loan is taken. The same amount of interest will be credited to the Participant’s Account Value.

Qualified Domestic Relations Orders (QDRO) – A fee will be imposed for the review and administration of a QDRO. The fee will be deducted from the Account Value of the affected Participant and/or the alternate payee and will equal $300.

Reduction in Charges for Certain Groups – The Insurance and Financial Services Fee, annual Administration Fee and Surrender Charge may be reduced or waived if a sale of the Contract may result in savings of sales or administrative expense or where the size and type of the group or level of Deposits may result in savings of administrative or insurance expense. We will not reduce or eliminate the Insurance and Financial Service Fee, quarterly Administrative Fee, or Surrender Charges where such reduction or elimination will unfairly discriminate against any person.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Standard Insurance Company

Portland, Oregon

We have audited the accompanying consolidated balance sheets of Standard Insurance Company and subsidiaries (“the Company”) as of December 31, 2007 and 2006, and the related consolidated statements of income and comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the companies as of December 31, 2007 and 2006, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, on January 1, 2007, the Company changed its method of accounting for deferred acquisition costs upon the adoption of Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. As also discussed in Notes 1 and 10 to the consolidated financial statements, on December 31, 2006, the Company changed its method of accounting for defined benefit and other postretirement plans upon the adoption of Statement of Financial Accounting Standards No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.

/s/ DELOITTE & TOUCHE LLP
Deloitte & Touche LLP

Portland, Oregon

April 30, 2008

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

YEARS ENDED DECEMBER 31

(In millions)

	2007	2006	2005
Revenues:
Premiums	$2,026.9	$1,890.5	$1,788.6
Administrative fees	54.6	47.7	40.3
Net investment income	484.6	460.8	454.1
Net capital gains (losses)	(1.8)	0.5	0.5

Total revenues	2,564.3	2,399.5	2,283.5

Benefits and expenses:
Benefits to policyholders	1,551.4	1,482.7	1,366.7
Interest credited	108.6	97.5	83.9
Operating expenses	367.3	334.2	322.5
Commissions and bonuses	190.9	179.0	165.8
Premium taxes	35.0	33.4	31.0
Interest expense	1.3	0.3	4.9
Net increase in deferred acquisition costs, value of business acquired and intangibles	(35.8)	(35.5)	(23.8)

Total benefits and expenses	2,218.7	2,091.6	1,951.0

Income before income taxes	345.6	307.9	332.5
Income taxes	116.2	105.9	116.1

Net income	229.4	202.0	216.4

Other comprehensive income (loss), net of tax:
Unrealized capital gains (losses) on securities:
Unrealized capital gains (losses) on securities available-for-sale, net	24.6	(41.5)	(67.1)
Reclassification adjustment for net capital gains included in net income, net	(2.0)	(1.7)	(8.9)
Employees benefit plans:
Prior service cost and net gains arising during the period, net	0.3	—	—
Reclassification adjustment for amortization to net periodic benefit cost, net	1.6	—	—

Total other comprehensive income (loss), net of tax	24.5	(43.2)	(76.0)

Comprehensive income	$253.9	$158.8	$140.4

See Notes to Consolidated Financial Statements

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

CONSOLIDATED BALANCE SHEETS

DECEMBER 31

(Dollars in millions)

	2007	2006
ASSETS
Investments:
Fixed maturity securities—available-for-sale	$4,928.6	$4,745.6
Commercial mortgage loans, net	3,583.5	3,269.2
Real estate, net	21.4	56.0
Policy loans	3.9	4.0

Total investments	8,537.4	8,074.8
Cash and cash equivalents	97.1	18.1
Premiums and other receivables	97.3	88.6
Accrued investment income	90.4	88.5
Amounts recoverable from insurers	929.0	913.5
Deferred acquisition costs, value of business acquired and other intangible asset, net	253.6	278.9
Property and equipment, net	97.5	81.8
Due to affiliates	—	5.7
Other assets	60.4	16.2
Separate account assets	4,386.4	3,832.5

Total assets	$14,549.1	$13,398.6

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Future policy benefits and claims	$5,074.8	$4,871.4
Other policyholder funds	3,149.6	2,936.4
Deferred tax liabilities, net	49.1	41.8
Due to affiliates	0.2	—
Short-term debt	3.6	2.2
Long-term debt	5.2	4.5
Other liabilities	237.0	163.9
Separate account liabilities	4,386.4	3,832.5

Total liabilities	12,905.9	11,852.7

Contingencies and commitments

Shareholders’ equity:
Common stock, no par, 1,000 shares authorized, issued and outstanding	783.1	783.1
Additional paid in capital	69.3	32.2
Accumulated other comprehensive income (loss)	16.8	(7.7)
Retained earnings	774.0	738.3

Total shareholders’ equity	1,643.2	1,545.9

Total liabilities and shareholders’ equity	$14,549.1	$13,398.6

See Notes to Consolidated Financial Statements

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

(In millions)

	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Shareholder’s Equity
Balance, January 1, 2005	$783.1	$15.9	$136.0	$538.3	$1,473.3
Net income	—	—	—	216.4	216.4
Other comprehensive loss, net of tax	—	—	(76.0)	—	(76.0)
Additional paid in capital	—	7.6	—	—	7.6
Dividends declared on common stock	—	—	—	(71.4)	(71.4)

Balance, December 31, 2005	783.1	23.5	60.0	683.3	1,549.9

Net income	—	—	—	202.0	202.0
Other comprehensive loss, net of tax	—	—	(43.2)	—	(43.2)
Adjustment to initially apply SFAS No. 158, net of tax	—	—	(24.5)	—	(24.5)
Additional paid in capital	—	8.7	—	—	8.7
Dividends declared on common stock	—	—	—	(147.0)	(147.0)

Balance, December 31, 2006	783.1	32.2	(7.7)	738.3	1,545.9

Net income	—	—	—	229.4	229.4
Cumulative adjustment to apply SOP No. 05-1, net of tax	—	—	—	(38.7)	(38.7)
Other comprehensive income, net of tax	—	—	24.5	—	24.5
Additional paid in capital	—	8.5	—	—	8.5
Additional paid in capital related to real estate transaction with affiliate	—	28.6	—	—	28.6
Dividends declared on common stock	—	—	—	(155.0)	(155.0)

Balance, December 31, 2007	$783.1	$69.3	$16.8	$774.0	$1,643.2

See Notes to Consolidated Financial Statements

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31

(In millions)

	2007	2006	2005
Operating:
Net income	$229.4	$202.0	$216.4
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses	1.8	4.7	3.5
Depreciation and amortization	88.6	81.0	70.1
Deferral of acquisition costs, value of business acquired and intangibles, net	(84.9)	(77.8)	(61.0)
Deferred income taxes	2.2	2.1	0.8
Changes in other assets and liabilities:
Receivables and accrued income	(25.6)	(28.8)	(17.5)
Future policy benefits and claims	203.4	217.2	184.6
Other, net	43.9	(32.3)	(15.3)

Net cash provided by operating activities	458.8	368.1	381.6

Investing:
Proceeds of investments sold, matured or repaid:
Fixed maturity securities – available-for-sale	558.3	422.2	498.3
Commercial mortgage loans	1,075.5	560.7	749.4
Real estate	31.5	7.6	1.1
Cost of investments acquired or originated:
Fixed maturity securities – available-for-sale	(714.1)	(709.0)	(823.2)
Commercial mortgage loans	(1,391.3)	(916.2)	(1,028.3)
Real estate	(2.5)	(9.8)	(4.7)
Other investments	(6.5)	(4.1)	(0.2)
Acquisition of property and equipment	(35.2)	(16.0)	(20.9)

Net cash used in investing activities	(484.3)	(664.6)	(628.5)

Financing:
Policyholder fund deposits	1,703.0	1,645.1	1,405.0
Policyholder fund withdrawals	(1,489.8)	(1,356.8)	(1,157.1)
Short-term debt	1.4	0.4	1.7
Long-term debt	0.7	0.9	2.3
Surplus note to parent	—	—	(75.0)
Third party interest in a limited liability company	—	164.0	143.2
Cash received from real estate transaction with affiliate	44.2	—	—
Dividends paid to shareholder	(155.0)	(147.0)	(71.4)

Net cash provided by financing activities	104.5	306.6	248.7

Increase in cash and cash equivalents	79.0	10.1	1.8
Cash and cash equivalents, beginning of year	18.1	8.0	6.2

Cash and cash equivalents, end of year	$97.1	$18.1	$8.0

Supplemental disclosure of cash flow information:
Cash paid during year for:
Interest	$104.1	$93.2	$83.3
Income taxes	96.5	102.3	102.1
Non-cash transactions:
Transfer of commercial mortgage loans in limited liability company dissolution	—	307.1	—

See Notes to Consolidated Financial Statements

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As used in these financial statements and footnotes, the terms “Standard,” “Company,” “we,” “us” and “our” refer to Standard Insurance Company and its subsidiaries, unless the context otherwise requires.

1. Summary of Significant Accounting Policies

Organization, principles of consolidation, and basis of presentation

The Company was incorporated under the laws of the State of Oregon. The Company is a wholly owned subsidiary of StanCorp Financial Group, Inc. (“StanCorp”), a public company whose shares are traded on the New York Stock Exchange under the ticker symbol “SFG.”

The Company underwrites group and individual disability insurance and annuity products, group life, accidental death and dismemberment (“AD&D”), and dental insurance. Founded in 1906, Standard is domiciled in Oregon and licensed in all states except New York, and is licensed in the District of Columbia and the U.S. Territories of Guam and the Virgin Islands.

The consolidated financial statements include the Company and its former subsidiaries. Canyon Park Development Company, a 75% owned real estate joint venture partnership, was sold to Standard’s affiliate, StanCorp Real Estate, LLC (“StanCorp Real Estate”), in April 2007. Standard Liberty 1, LLC (“Standard Liberty 1”), a limited liability company established in 2005, was dissolved in December 2006. Standard Liberty 1 invested in commercial mortgage loans originated by StanCorp Mortgage Investors, LLC, a subsidiary of StanCorp. Standard retained its ownership share of those commercial mortgage loans upon the dissolution of the limited liability company. At December 31, 2007, the Company had no minority interest related to consolidated entities. Minority interest related to consolidated entities included in other liabilities was $0.6 million at December 31, 2006.

Intercompany balances and transactions have been eliminated.

In addition, the Company holds interests in low-income housing partnerships. Individually, the interest in these partnerships do not represent a significant variable interest pursuant to the definition in Financial Accounting Standards Board (“FASB”) Interpretation No. 46(R), Consolidation of Variable Interest Entities, (revised December 2003) – an interpretation of ARB No. 31, nor do they meet the requirements for consolidation. The total investment in these interests was $15.3 million and $17.9 million at December 31, 2007 and 2006, respectively.

Use of estimates

The Company’s consolidated financial statements and certain disclosures made in this Form N-4 have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require us to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The estimates most susceptible to material changes due to significant judgment (the “critical accounting policies”) are those used in determining asset impairments, the reserves for future policy benefits and claims, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), the other intangible asset, and the provision for income taxes. The results of these estimates are critical because they affect our profitability and may affect key indicators used to measure the Company’s performance. These estimates have a material effect on our results of operations and financial condition.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments

For fixed maturity securities and real estate, capital gains and losses are recognized using the specific identification method. For commercial mortgage loans, capital gains and losses, including provisions for loan losses, are recognized using both the specific identification method and general loss reserves based on the specific risk classification method. Net investment income and capital gains and losses related to separate account assets and liabilities are included in the separate account assets and liabilities. For all investments, we record impairments when it is determined that the decline in fair value of an investment below its amortized cost basis is other than temporary. We reflect impairment charges in net capital gains or losses and permanently adjust the cost basis of the investment to reflect the impairment. In our quarterly impairment analysis, we evaluate whether a decline in value of fixed maturity securities is other than temporary. Factors considered in this analysis include the length of time and the extent to which the fair value has been below amortized cost, the financial condition and near-term prospects of the issuer, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value, and the value of any security interest we may have collateralized in the investment. See “Note 4—Investment Securities.” For securities expected to be sold, an other than temporary impairment charge is recorded if we do not expect the realizable market value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, we continue to review the other than temporarily impaired securities for further potential impairment on an on-going basis.

Our investment portfolio includes fixed maturity securities and commercial mortgage loans. When the fair value of a fixed maturity security is below its amortized cost, and depending on the length of time the condition exists and the extent the fair value is below amortized cost, additional analysis is performed to determine whether an impairment exists. The analysis considers the financial condition and near-term prospects of the issuer, as well as the value of any security we may have in the investment and our intent and ability to hold the investment. At December 31, 2007, issues on our impairment watch list totaled approximately $32.7 million in market value and $41.8 million in book value. We did not have any direct exposure to sub-prime or Alt-A mortgages in our fixed maturity securities portfolio at December 31, 2007. The Company held investments in debt securities issued by bond insurers at December 31, 2007, with $33.5 million in market value and $40.7 million in book value. The Company intends to hold these securities to recovery and will continue to evaluate these holdings, but currently expects the fair values of its investments in debt securities issued by bond insurers to recover as these debt securities approach their maturity dates. Should the credit quality of our fixed maturity securities decline, there could be a material adverse effect on our business, financial position, results of operations or cash flows.

Investment securities include fixed maturity securities. Fixed maturity securities are classified as available-for-sale and are carried at fair value on the consolidated balance sheets. This balance also includes derivative instruments, which are carried at fair value. See “Note 6 – Derivative Financial Instruments.” Valuation adjustments for fixed maturity securities are reported as net increases or decreases to other comprehensive income (loss), net of tax, on the consolidated statements of income and comprehensive income. Valuation adjustments for derivatives are reported as a component of net investment income.

Commercial mortgage loans are stated at amortized cost less a valuation allowance for probable losses. The commercial mortgage loan valuation allowance is based on our analysis of factors including changes in the size and composition of the loan portfolio, actual loan loss experience and individual loan analysis. We did not have any direct exposure to sub-prime or Alt-A mortgages in our commercial mortgage loan portfolio at December 31, 2007.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real estate held for investment is stated at cost less accumulated depreciation. Depreciation generally is provided on the straight-line method, with property lives varying from 30 to 40 years. Accumulated depreciation for real estate totaled less than $0.1 million and $23.7 million at December 31, 2007 and 2006, respectively. The decrease in accumulated depreciation at December 31, 2007, compared with December 31, 2006, was due to the April 2007 sale of real estate held for investment, in addition to the sale of the Company’s interest in Canyon Park Development Company to an affiliate, StanCorp Real Estate. See “Note 15—Information Concerning Parent, Subsidiaries and Affiliates.” Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value less estimated costs to sell and is depreciated consistently with real estate held for investment.

Policy loans are stated at their aggregate unpaid principal balances and are secured by policy cash values.

Cash and cash equivalents

Cash and cash equivalents include cash and investments purchased with original maturities of three months or less at the time of acquisition. The carrying amount of cash equivalents approximates the fair value of those instruments.

DAC, VOBA and other intangible asset

DAC, VOBA and the other intangible asset are considered intangible assets. These intangible assets are generally originated through the issuance of new business or the purchase of existing business from other insurers. The Company’s intangible asset is subject to impairment testing on an annual basis or more frequently if circumstances indicate that carrying values may not be recoverable.

Acquisition costs that the Company has deferred as DAC are those costs that vary with and are primarily related to the acquisition and, in some instances, the renewal of insurance products. These costs are typically one-time expenses that represent the cost of originating new business and placing that business in force. Certain costs related to obtaining new business and acquiring business through reinsurance agreements have been deferred and will be amortized to accomplish matching against related future premiums or gross profits, as appropriate. The Company normally defers certain acquisition-related commissions and incentive payments, certain costs of policy issuance and underwriting, and certain printing costs. Assumptions used in developing DAC and amortization amounts each period include the amount of business in force, expected future persistency, withdrawals, interest rates and profitability. These assumptions are modified to reflect actual experience when appropriate. Additional amortization of DAC is charged to current earnings to the extent that it is determined that future premiums or gross profits are not adequate to cover the remaining amounts deferred. DAC totaled $201.3 million and $206.8 million at December 31, 2007 and 2006, respectively. Changes in actual persistency are reflected in the calculated DAC balance. Costs that do not vary with the production of new business are not deferred as DAC and are charged to expense as incurred.

DAC for group and individual disability insurance products and group life insurance products is amortized over the life of related policies in proportion to future premiums in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 60, Accounting and Reporting by Insurance Enterprises. The DAC for our group life and group disability products has generally been amortized over a period of five years. DAC for individual disability insurance products is amortized in proportion to future premiums over the life of the contract, averaging 20 to 25 years with approximately 50% and 75% expected to be amortized by years 10 and 15, respectively. Beginning with the adoption of Statement of Position (“SOP”) 05-1 on January 1, 2007, the Company began amortizing DAC for group disability and life insurance products over the initial premium rate guarantee period, which averages 2.5 years.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company’s individual deferred annuities and group annuity products are classified as investment contracts. DAC related to these products is amortized over the life of related policies in proportion to expected gross profits in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. For the Company’s individual deferred annuities, DAC is generally amortized over 30 years with approximately 50% and 90% expected to be amortized by years 5 and 15, respectively. DAC for group annuity products is amortized over 10 years with approximately 30% expected to be amortized by year five.

VOBA primarily represents the discounted future profits of business assumed through reinsurance agreements. We have established VOBA for a block of individual disability business assumed from the Minnesota Life Insurance Company (“Minnesota Life”) and a block of group disability and group life business assumed from Teachers Insurance and Annuity Association of America (“TIAA”). VOBA is generally amortized in proportion to future premiums for group and individual disability insurance products and group life products. However, a portion of the VOBA related to the TIAA transaction associated with an in force block of group long term disability claims for which no ongoing premium is received is amortized in proportion to expected gross profits. If actual premiums or future profitability are inconsistent with our assumptions, the Company could be required to make adjustments to VOBA and the related amortization. For the VOBA associated with the Minnesota Life block of business reinsured, the amortization period is up to 30 years and is amortized in proportion to future premiums. The amortization period of the intangible asset for the marketing agreement with Minnesota Life is up to 25 years. The VOBA associated with the TIAA transaction is comprised of two parts with differing amortization methods. The amortization periods are up to 10 years for VOBA that is amortized in proportion to premiums and up to 20 years for VOBA that is amortized in proportion to expected gross profits. VOBA totaled $34.4 million and $53.7 million at December 31, 2007 and 2006, respectively. Upon adoption of SOP 05-1, the premium portion of the VOBA related to TIAA was recorded as a $10.0 million reduction to retained earnings.

At December 31, 2007, DAC and VOBA balances amortized in proportion to expected gross profits accounted for 29.7% and 27.3%, or $59.7 million and $9.4 million of the total balance for DAC and VOBA, respectively. At December 31, 2006, DAC and VOBA balances amortized in proportion to expected gross profits accounted for 25.3% and 22.0% of the total balance for DAC and VOBA, or $52.4 million and $11.8 million, respectively.

Key assumptions, which will affect the determination of expected gross profits for the annuity products are persistency, the spread between investment yields and interest credited, and stock market performance for the group annuity products with assets held in equity funds. For VOBA related to the TIAA group long term disability claims for which no further premiums are due that is amortized in proportion to expected gross profits, the key assumptions that affect the development of expected gross profits are the claim termination rates and investment yields. Although a change in a single assumption may have an impact on the calculated amortization of DAC or VOBA, it is the relationship of that change to the changes in other key assumptions that determines the ultimate impact on DAC and VOBA amortization. Because actual results and trends related to these assumptions do vary from those assumed, the Company revises these assumptions annually to reflect its current best estimate of expected gross profits. As a result of this process, known as “unlocking,” the cumulative balances of DAC and VOBA are adjusted with an offsetting benefit or charge to income to reflect changes in the period of the revision. An unlocking event that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates. An unlocking event that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates. As a result of unlocking, the amortization schedule for future

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

periods is also adjusted. Due to unlocking, DAC and VOBA balances decreased $0.4 million for 2007 and increased $0.3 million for 2006. Based on past experience, future changes in DAC and VOBA balances due to changes in underlying assumptions are not expected to be material. However, significant, unanticipated changes in key assumptions, which affect the determination of expected gross profits, may result in a large unlocking event, which could have a material adverse effect on the Company’s financial position or results of operations.

The Company’s other intangible asset is related to a marketing agreement that accompanied the Minnesota Life transaction and provides access to Minnesota Life agents, some of whom now market Standard’s individual disability insurance products. The amortization period for the Minnesota Life marketing agreement is up to 25 years. The amount of the other intangible asset totaled $17.9 million and $18.4 million at December 31, 2007 and 2006, respectively.

The following table sets forth activity for DAC, VOBA and the other intangible asset:

	2007	2006	2005
	(In millions)
Carrying value at beginning of period:
DAC	$206.8	$164.4	$131.2
VOBA	53.7	59.6	65.2
Other intangible asset	18.4	18.4	19.2

Total balance at beginning of period	278.9	242.4	215.6

Deferred or acquired:
DAC	84.9	77.8	61.0

Total deferred or acquired	84.9	77.8	61.0

Amortization during period:
DAC	(46.4)	(35.4)	(27.8)
VOBA	(3.9)	(5.9)	(5.6)
Other intangible asset	(0.5)	—	(0.8)

Total amortization during period	(50.8)	(41.3)	(34.2)

Adjustment to apply SOP 05-1:
DAC	(44.0)	—	—
VOBA	(15.4)	—	—

Total adjustment to apply SOP 05-1	(59.4)	—	—

Carrying value at end of period, net:
DAC	201.3	206.8	164.4
VOBA	34.4	53.7	59.6
Other intangible asset	17.9	18.4	18.4

Total carrying value at end of period, net	$253.6	$278.9	$242.4

At December 31, 2007, the accumulated amortization of VOBA and the other intangible asset, excluding DAC, was $54.4 million and $1.9 million, respectively. The accumulated amortization of VOBA and the other intangible asset, excluding DAC, was $50.5 million and $1.4 million at December 31, 2006.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The estimated net amortization of VOBA and the other intangible asset, excluding DAC, for each of the next five years is as follows:

Amount
(In millions)
2008	$5.5
2009	3.2
2010	3.5
2011	3.3
2012	3.4

Property and equipment, net

The following table sets forth the major classifications of the Company’s property and equipment and accumulated depreciation at December 31:

	2007	2006
	(In millions)
Home office properties	$98.0	$97.2
Office furniture and equipment	61.4	50.0
Capitalized software	82.4	56.9
Leasehold improvements	7.8	6.4

Subtotal	249.6	210.5
Less: accumulated depreciation	152.1	128.7

Property and equipment, net	$97.5	$81.8

Property and equipment are stated at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using the half-year, straight-line method over the estimated useful lives, which are generally 40 years for properties, three to ten years for equipment, and three to five years for software. Leasehold improvements are amortized over the estimated useful life of the asset, with amortization not to exceed the life of the lease. Depreciation expense for 2007, 2006 and 2005 was $20.7 million, $15.1 million and $12.5 million, respectively. The Company reviews property and equipment for impairment when circumstances or events indicate the carrying amount of the asset may not be recoverable and recognizes a charge to earnings if an asset is impaired.

Non-affiliated tenants leased approximately 38.5%, 40.0% and 40.6% of the home office properties at December 31, 2007, 2006 and 2005, respectively. Income from the leases is included in net investment income.

Separate account

Separate account assets and liabilities represent segregated funds held for the exclusive benefit of contract holders. The activities of the account primarily relate to participant-directed 401(k) contracts. The Company charges the separate account with asset management and plan administration fees associated with the contracts. Separate account assets and liabilities are carried at fair value.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Future policy benefits and claims

Benefits and expenses are matched with recognized premiums to result in recognition of profits over the life of the contracts. The match is accomplished by recording a provision for future policy benefits and unpaid claims and claim adjustment expenses. For most of our product lines, we establish and carry as a liability actuarially determined reserves that are calculated to meet our obligations for future policy benefits and claims. These reserves do not represent an exact calculation of our future benefit liabilities but are instead estimates based on assumptions and considerations concerning a number of factors, which include:

•	The amount of premiums that we will receive in the future.

•	The rate of return on assets we purchase with premiums received.

•	Expected number and severity of claims.

•	Expenses.

•	Persistency, which is the measurement of the percentage of premiums remaining in force from year to year.

In particular, our group and individual long term disability reserves are sensitive to assumptions and considerations regarding the following factors:

•	Claim incidence rates for incurred but not reported claim reserves.

•	Claim termination rates.

•	Discount rates used to value expected future claim payments.

•	Persistency rates.

•	The amount of monthly benefit paid to the insured (less reinsurance recoveries and other offsets).

•	Expense rates including inflation.

•	Historical delay in reporting of claims incurred.

Assumptions may vary by:

•	Age, gender and, for individual policies, occupation class of the claimant.

•	Year of issue for policy reserves or incurred date for claim reserves.

•	Time elapsed since disablement.

•	Contract provisions and limitations.

Other policyholder funds

Other policyholder funds are liabilities for investment-type contracts and are based on the policy account balances including accumulated interest. Other policyholder funds include amounts related to advanced premiums, premiums on deposit and experience rated liabilities totaling $369.6 million and $356.0 million at December 31, 2007 and 2006, respectively.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Recognition of premiums

Premiums from group life and group and individual disability contracts are recognized as revenue when due. Investment-type contract fee revenues consist of charges for policy administration and surrender charges assessed during the period. Charges related to services to be performed are deferred until earned. The amounts received in excess of premiums and fees are included in other policyholder funds in the consolidated balance sheets. Experience rated refunds (“ERRs”) are computed in accordance with the terms of the contracts with certain group policyholders and are accounted for as an adjustment to premiums.

Income taxes

The provision for income taxes includes amounts currently payable and deferred amounts that result from temporary differences between financial reporting and tax bases of assets and liabilities as measured by current tax rates. Currently, years open for audit by the Internal Revenue Service (“IRS”) are 2004 through 2007. The federal statute of limitations for the 2004 tax year expires in September 2008. See “Note 9—Income Taxes.”

Other comprehensive income (loss)

Other comprehensive income (loss) included changes in unrealized capital gains and losses on investment securities available-for-sale, net of the related tax effects, and changes in unrealized prior service costs and credits and net gains and losses associated with our employee benefits plans, net of the related tax effects. The following table sets forth our other comprehensive income (loss) for the years ended December 31:

	2007	2006	2005
	(In millions)
Unrealized gains or losses on securities available-for sale:
Unrealized capital gains (losses) on securities available-for-sale, net.	$37.8	$(64.6)	$(104.3)
Less: tax effects	13.2	(23.1)	(37.2)

Unrealized capital gains (losses) on securities available-for-sale, net of tax	24.6	(41.5)	(67.1)

Reclassification adjustment for net capital gains included in net income, net	(3.0)	(2.7)	(13.9)
Less: tax effects	(1.0)	(1.0)	(5.0)

Reclassification adjustment for realized net capital gains, net of tax	(2.0)	(1.7)	(8.9)

Total unrealized gains (losses) on securities available-for-sale	22.6	(43.2)	(76.0)

Employee benefit plans:
Prior service cost and net gains arising during the period, net	0.5	—	—
Less: tax effects	0.2	—	—

Prior service cost and net gains arising during the period, net of tax	0.3	—	—

Reclassification adjustment for amortization to net periodic pension cost, net	2.4	—	—

Less: tax effects	0.8	—	—

Reclassification adjustment for amortization to net periodic pension cost, net	1.6	—	—

Total unrealized changes in employee benefit plans	1.9	—	—

Total other comprehensive income (loss), net of tax	$24.5	$(43.2)	$(76.0)

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accumulated other comprehensive loss

The following table sets forth the adjustment to initially apply SFAS No. 158 in 2006:

Amount
(In millions)
Defined benefit retirement plans:
Net loss	$(43.5)
Prior service credit	5.7
Transition asset	0.1

Adjustment to apply initially SFAS No. 158	(37.7)
Less: tax effects	(13.2)

Adjustment to initially apply SFAS No. 158, net of tax	$(24.5)

The following table sets forth the incremental effect of applying SFAS No. 158 on individual line items in the Consolidated Balance Sheets and Consolidated Statement of Changes in Equity at December 31, 2006:

	Before Application of SFAS No. 158	Adjustments	After Application of SFAS No. 158
	(In millions)
Other liabilities	$126.2	$37.7	$163.9
Deferred tax liabilities	55.0	(13.2)	41.8
Total liabilities	11,828.2	24.5	11,852.7
Accumulated other comprehensive income (loss)	16.8	(24.5)	(7.7)
Total shareholder’s equity	1,570.4	(24.5)	1,545.9

Accounting pronouncements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which is intended to increase consistency and comparability in fair value measurements by defining fair value, establishing a framework for measuring fair value and expanding disclosures about fair value measurements. SFAS No. 157 applies to other accounting pronouncements that require or permit fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company adopted the provisions of SFAS No. 157 beginning January 1, 2008.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities Including an Amendment of FASB Statement No. 115, effective for all entities at the beginning of the first fiscal year that begins after November 15, 2007. Early adoption was permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elected to apply the provisions of SFAS No. 157, Fair Value Measurements. If adopted by an entity, SFAS No. 159 creates a fair value option whereby a company may irrevocably elect to measure many financial instruments and certain other items at fair value on an instrument-by-instrument basis with changes in fair value recognized in earnings as those changes occur. An entity can elect the fair value option only at the date of initial adoption of SFAS No. 159. The Company did not elect early adoption of SFAS No. 159. Therefore, the provisions of SFAS No. 159 became effective for the Company on January 1, 2008. The Company did not elect to measure retroactively additional eligible items at fair value that are not currently presented at fair value.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In December 2007, the FASB issued SFAS No. 141 (Revised 2007), Business Combinations. The revised standard will improve, simplify and converge internationally the accounting for business combinations. Under SFAS No. 141R, an acquiring entity in a business combination must recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity at the acquisition date fair values, with limited exceptions. In addition, SFAS No. 141R requires the acquirer to disclose all information that investors and other users need to evaluate and understand the nature and financial effect of the business combination. SFAS No. 141R applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier adoption is prohibited. Accordingly, the Company will record and disclose business combinations under the revised standard beginning January 1, 2009.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements – An Amendment of ARB No. 51. The new statement establishes new accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. Specifically, SFAS No. 160 requires the recognition of a noncontrolling interest (formerly referred to as “minority interest”) as equity in the consolidated financial statements and separate from the parent’s equity. The amount of net income attributable to the noncontrolling interest will be identified and included in consolidated net income on the face of the income statement. SFAS No. 160 clarifies that changes in a parent’s ownership interest in a subsidiary that do not result in deconsolidation are equity transactions if the parent retains its controlling financial interest. In addition, this statement requires that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated. This statement also includes expanded disclosure requirements regarding interests of the parent and its noncontrolling interest. SFAS No. 160 is effective for fiscal years beginning on or after December 15, 2008, and earlier adoption is prohibited. The Company has performed an analysis of the impact that the adoption of SFAS No. 160 will have on our financial statements, and we do not expect it to have a material effect.

In November 2007, the SEC issued Staff Accounting Bulletin (“SAB”) No. 109, Written Loan Commitments Recorded at Fair Value Through Earnings. SAB No. 109 provides guidance on the accounting for written loan commitments recorded at fair value under GAAP. Specifically, SAB No. 109 revises the Staff’s views on incorporating expected net future cash flows related to loan servicing activities in the fair value measurement of a written loan commitment. SAB No. 109, which supersedes SAB No. 105, Application of Accounting Principles to Loan Commitments, requires the expected net future cash flows related to the associated servicing of the loan to be included in the measurement of all written loan commitments that are accounted for at fair value through earnings. SAB No. 109 is effective in fiscal quarters beginning after December 15, 2007. Therefore, the provisions of SAB No. 109 became effective for the Company on January 1, 2008. The adoption of SAB No. 109 did not have a material effect on the Company’s financial statements.

2. Segments

The Company’s operations include two reportable segments: Insurance Services and Asset Management, as well as an “Other” category for activity outside of the two segments. Resources are allocated and performance is evaluated at the segment level. The Insurance Services segment offers group and individual disability insurance, group life and AD&D insurance, and group dental insurance. The Asset Management segment offers full-service 401(k) plans, 457 plans, defined benefit plans, money purchase pension plans, profit sharing plans, 403(b) plans and non-qualified deferred compensation products and services through an affiliated broker-dealer. This segment also offers individual fixed annuities.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net capital gains and losses on investments, return on capital not allocated to the product segments, interest on debt and adjustments made in consolidation are reflected in “Other.”

The following table sets forth premiums, administrative fees and net investment income by major product line or category within each of our segments for the years ended December 31:

	2007	2006	2005
	(In millions)
Premiums:
Insurance Services:
Group life and AD&D	$719.0	$657.2	$609.7
Group long term disability	846.8	789.6	763.1
Group short term disability	198.5	193.2	185.9
Group dental	149.1	144.2	130.4
Experience rated refunds	(34.7)	(22.4)	(19.9)

Total Group insurance	1,878.7	1,761.8	1,669.2
Individual disability insurance	133.5	121.1	109.4

Total Insurance Services premiums	2,012.2	1,882.9	1,778.6

Asset Management:
Retirement plans	0.8	1.3	1.2
Individual annuities	13.9	6.3	8.8

Total Asset Management premiums	14.7	7.6	10.0

Total premiums	$2,026.9	$1,890.5	$1,788.6

Administrative fees:
Insurance Services:
Group insurance	$8.0	$8.4	$8.5
Individual disability insurance	0.3	0.3	0.3

Total Insurance Services administrative fees	8.3	8.7	8.8

Asset Management:
Retirement plans	46.3	39.0	31.6

Total Asset Management administrative fees	46.3	39.0	31.6

Other	—	—	(0.1)

Total administrative fees	$54.6	$47.7	$40.3

Net investment income:
Insurance Services:
Group insurance	$270.6	$261.9	$253.1
Individual disability insurance	48.9	47.6	48.2

Total Insurance Services net investment income	319.5	309.5	301.3

Asset Management:
Retirement plans	83.2	73.9	64.7
Individual annuities	70.0	68.5	66.3

Total Asset Management net investment income	153.2	142.4	131.0

Other	11.9	8.9	21.8

Total net investment income	$484.6	$460.8	$454.1

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following tables set forth select segment information at or for the years ended December 31:

	Insurance Services	Asset Management	Other	Total
	(In millions)
2007:
Revenues:
Premiums	$2,012.2	$14.7	$—	$2,026.9
Administrative fees	8.3	46.3	—	54.6
Net investment income	319.5	153.2	11.9	484.6
Net capital losses	—	—	(1.8)	(1.8)

Total revenues	2,340.0	214.2	10.1	2,564.3

Benefits and expenses:
Benefits to policyholders	1,529.1	22.3	—	1,551.4
Interest credited	15.9	92.7	—	108.6
Operating expenses	305.5	56.3	5.5	367.3
Commissions and bonuses	162.2	28.7	—	190.9
Premium taxes	35.0	—	—	35.0
Interest expense	—	—	1.3	1.3
Net increase in deferred acquisition costs, value of business acquired and intangible	(26.8)	(9.0)	—	(35.8)

Total benefits and expenses	2,020.9	191.0	6.8	2,218.7

Income before income taxes	$319.1	$23.2	$3.3	$345.6

Total assets	$7,087.0	$7,289.6	$172.5	$14,549.1

	Insurance Services	Asset Management	Other	Total
	(In millions)
2006:
Revenues:
Premiums	$1,882.9	$7.6	$—	$1,890.5
Administrative fees	8.7	39.0	—	47.7
Net investment income	309.5	142.4	8.9	460.8
Net capital gains	—	—	0.5	0.5

Total revenues	2,201.1	189.0	9.4	2,399.5

Benefits and expenses:
Benefits to policyholders	1,466.7	16.0	—	1,482.7
Interest credited	13.1	84.4	—	97.5
Operating expenses	286.3	46.2	1.7	334.2
Commissions and bonuses	152.0	27.0	—	179.0
Premium taxes	33.4	—	—	33.4
Interest expense	—	—	0.3	0.3
Net increase in deferred acquisition costs, value of business acquired and intangible	(25.1)	(10.4)	—	(35.5)

Total benefits and expenses	1,926.4	163.2	2.0	2,091.6

Income before income taxes	$274.7	$25.8	$7.4	$307.9

Total assets	$6,780.0	$6,519.0	$99.6	$13,398.6

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	Insurance Services	Asset Management	Other	Total
	(In millions)
2005:
Revenues:
Premiums	$1,778.6	$10.0	$—	$1,788.6
Administrative fees	8.8	31.6	(0.1)	40.3
Net investment income	301.3	131.0	21.8	454.1
Net capital gains	—	—	0.5	0.5

Total revenues	2,088.7	172.6	22.2	2,283.5

Benefits and expenses:
Benefits to policyholders	1,347.4	19.3	—	1,366.7
Interest credited	8.0	75.9	—	83.9
Operating expenses	277.3	41.4	3.8	322.5
Commissions and bonuses	145.5	20.3	—	165.8
Premium taxes	31.0	—	—	31.0
Interest expense	—	—	4.9	4.9
Net increase in deferred acquisition costs, value of business acquired and intangible	(16.7)	(7.1)	—	(23.8)

Total benefits and expenses	1,792.5	149.8	8.7	1,951.0

Income before income taxes	$296.2	$22.8	$13.5	$332.5

Total assets	$6,493.6	$5,379.5	$401.8	$12,274.9

The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

3. Fair Value of Financial Instruments

The following table sets forth carrying amounts and estimated fair values for financial instruments at December 31:

	2007		2006
	Fair Value	Carrying Amount	Fair Value	Carrying Amount
	(In millions)
Investments:
Investment securities	$4,928.6	$4,928.6	$4,745.6	$4,745.6
Commercial mortgage loans, net	3,565.6	3,583.5	3,256.6	3,269.2
Policy loans	3.9	3.9	4.0	4.0

Liabilities:
Total other policyholder funds, investment type contracts	$2,584.6	$2,617.7	$2,517.6	$2,550.7
Long-term debt	5.3	5.2	4.5	4.5

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments

The fair values of investment securities were based on quoted market prices, where available, or on values obtained from independent pricing services. The fair values of commercial mortgage loans were estimated using option-adjusted valuation discount rates. The carrying values of policy loans approximate fair values. While potentially financial instruments, policy loans are an integral component of the insurance contract and have no maturity date.

Liabilities

The fair values of other policyholder funds that are investment-type contracts were estimated using discounted cash flows at the then-prevailing interest rates offered for similar contracts or as the amounts payable on demand less surrender charges at the balance sheet date. The policyholder funds that are investment-type contracts were carried at book value, as opposed to market value, on Standard’s consolidated balance sheets. Long-term debt consisted primarily of $4.3 million of capital leases at December 31, 2007. The fair values for these capital leases were based on quoted vendor prices. The capital leases were carried at the lower of fair value and discounted present value of capital lease payments on Standard’s consolidated balance sheets.

4. Investment Securities

The following table sets forth amortized cost and estimated fair values of investment securities available-for-sale at December 31:

	2007
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
	(In millions)
Available-for-sale:
U.S. government and agency bonds	$414.7	$24.9	$0.1	$439.5
Bonds of states and political subdivisions of the U.S.	151.1	5.0	0.7	155.4
Foreign government bonds	22.1	0.5	—	22.6
Corporate bonds	4,277.3	84.7	50.9	4,311.1

Total investment securities	$4,865.2	$115.1	$51.7	$4,928.6

	2006
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
	(In millions)
Available-for-sale:
U.S. government and agency bonds	$440.9	$13.2	$2.9	$451.2
Bonds of states and political subdivisions of the U.S.	84.4	2.0	1.4	85.0
Foreign government bonds	19.8	—	0.1	19.7
Corporate bonds	4,173.5	71.8	55.6	4,189.7

Total investment securities	$4,718.6	$87.0	$60.0	$4,745.6

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table sets forth the contractual maturities of investment securities available-for-sale at December 31:

	2007		2006
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Available-for-sale:
Due in 1 year or less	$404.1	$404.6	$345.5	$345.4
Due in 1 - 5 years	2,098.4	2,126.3	1,835.0	1,837.0
Due in 5 - 10 years	1,397.1	1,400.8	1,521.0	1,507.6
Due after 10 years	965.6	996.9	1,017.1	1,055.6

Total investment securities	$4,865.2	$4,928.6	$4,718.6	$4,745.6

Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations. Callable bonds represented 2.5%, or $121.7 million, of our investment securities at December 31, 2007.

The following table sets forth net investment income summarized by type of investment for the years ended December 31:

	2007	2006	2005
	(In millions)
Investment securities available-for-sale	$269.0	$259.2	$246.4
Commercial mortgage loans	224.8	206.5	209.0
Real estate	3.6	5.3	5.1
Policy loans	0.2	0.3	0.2
Other	3.5	4.3	3.4

Gross investment income	501.1	475.6	464.1
Investment expenses	(16.5)	(14.8)	(10.0)

Net investment income	$484.6	$460.8	$454.1

The following table sets forth capital gains (losses) for the years ended December 31:

	2007	2006	2005
	(In millions)
Gains:
Investment securities available-for-sale	$5.0	$4.6	$6.6
Commercial mortgage loans	—	—	3.0
Real estate	—	4.0	—

Gross capital gains	5.0	8.6	9.6

Losses:
Investment securities available-for-sale	(4.1)	(2.9)	(8.5)
Commercial mortgage loans	(1.5)	(0.5)	—
Real estate	(1.1)	—	(0.6)
Other	(0.1)	(4.7)	—

Gross capital losses	(6.8)	(8.1)	(9.1)

Net capital gains (losses)	$(1.8)	$0.5	$0.5

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities deposited for the benefit of policyholders in various states, in accordance with state regulations, amounted to $6.0 million and $5.7 million at December 31, 2007 and 2006, respectively.

The following table sets forth our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2007. The unrealized losses on the investment securities set forth below were primarily due to increases in market interest rates subsequent to their purchase by the Company. The Company expects the fair value of these investment securities to recover as the investment securities approach their maturity dates or sooner if market yields for such investment securities decline. The Company does not believe that any of the investment securities are impaired due to reasons of credit quality or are related to any company or industry specific event. Based on management’s evaluation and intent, none of the unrealized losses summarized in this table are considered other-than-temporary.

			Aging
	At December 31, 2007		Less Than 12 Months		12 or More Months
	Number	Amount	Number	Amount	Number	Amount
	(Dollars in millions)
Unrealized losses:
U.S. government and agency bonds	8	$0.1	1	$—	7	$0.1
Bonds of states and political subdivisions of the U.S.	34	0.7	13	0.1	21	0.6
Corporate bonds	1,714	50.9	1,104	23.9	610	27.0

	1,756	$51.7	1,118	$24.0	638	$27.7

Fair market value of securities with unrealized losses:
U.S. government and agency bonds	8	$13.3	1	$0.2	7	$13.1
Bonds of states and political subdivisions of the U.S.	34	42.3	13	18.5	21	23.8
Corporate bonds	1,714	1,598.2	1,104	665.1	610	933.1

	1,756	$1,653.8	1,118	$683.8	638	$970.0

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table sets forth our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2006:

			Aging
	At December 31, 2006		Less Than 12 Months		12 or More Months
	Number	Amount	Number	Amount	Number	Amount
	(Dollars in millions)
Unrealized losses:
U.S. government and agency bonds	85	$2.9	77	$2.7	8	$0.2
Bonds of states and political subdivisions of the U.S.	33	1.4	30	1.3	3	0.1
Foreign government bonds	3	0.1	3	0.1	—	—
Corporate bonds	1,668	55.6	1,545	51.4	123	4.2

	1,789	$60.0	1,655	$55.5	134	$4.5

Fair market value of securities with unrealized losses:
U.S. government and agency bonds	85	$158.9	77	$147.6	8	$11.3
Bonds of states and political subdivisions of the U.S.	33	40.9	30	37.9	3	3.0
Foreign government bonds	3	11.6	3	11.6	—	—
Corporate bonds	1,668	2,342.2	1,545	2,167.2	123	175.0

	1,789	$2,553.6	1,655	$2,364.3	134	$189.3

5. Commercial Mortgage Loans, Net

The Company invests in mortgage loans on commercial property originated by its affiliate, StanCorp Mortgage Investors. Substantially all of the loans in the Company’s commercial mortgage loan portfolio at December 31, 2007, were originated by StanCorp Mortgage Investors. In addition to real estate collateral, the Company requires either partial or full recourse on most loans. The following table sets forth the geographic concentration of commercial mortgage loans at December 31:

	2007		2006
	Amount	Percent	Amount	Percent
	(Dollars in millions)
California	$1,080.6	30.2%	$1,025.2	31.4%
Texas	360.3	10.1	329.2	10.1
Florida	184.7	5.2	170.4	5.2
Georgia	172.1	4.8	139.4	4.3
Other	1,785.8	49.7	1,605.0	49.0

Total commercial mortgage loans	$3,583.5	100.0%	$3,269.2	100.0%

Although the Company invests in commercial mortgage loans throughout the United States, commercial mortgage loans in California represent a concentration of credit risk at 30.2% and 31.4% of our commercial mortgage loan portfolio at December 31, 2007 and 2006, respectively. Through this concentration, we are

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

exposed to potential losses resulting from an economic downturn in California as well as to certain catastrophes, such as earthquakes and fires, which may affect the state. We require borrowers to maintain fire insurance coverage to provide reimbursement for any losses due to fire. Although we diversify our commercial mortgage loan portfolio within California by both location and type of property in an effort to reduce certain catastrophe and economic exposure, such diversification may not eliminate the risk of such losses. Historically, the delinquency rate of our California-based commercial mortgage loans has been substantially below the industry average and consistent with our experience in other states. In addition, we do not require earthquake insurance for properties on which we make commercial mortgage loans but do consider the potential for earthquake loss based upon seismic surveys and structural information specific to each property when new loans are underwritten. We do not expect the exposure to catastrophe or earthquake damage to the properties in our commercial mortgage loan portfolio located in California to have a material adverse effect on our business, financial position, results of operations or cash flows. However, if economic conditions in California decline, we could experience a higher delinquency rate on the portion of our commercial mortgage loan portfolio located in California, which could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

The following table sets forth the amount of commercial mortgage loans on the consolidated balance sheet at December 31, 2007, segregated by origination year.

	Amount	Percent
	(Dollars in millions)
Prior to 2000	$125.8	3.5%
2000	47.1	1.3
2001	124.8	3.5
2002	288.3	8.0
2003	522.2	14.6
2004	751.2	21.0
2005	522.6	14.6
2006	516.6	14.4
2007	684.9	19.1

Total	$3,583.5	100.0%

The commercial mortgage loan valuation allowance is estimated based on evaluating known and inherent risks in the loan portfolio. The allowance is based on our analysis of factors including changes in the size and composition of the loan portfolio, actual loan loss experience and individual loan analysis. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due, including principal and interest. Loan impairment is measured using discounted cash flows except when the current fair value, reduced by costs to sell, is determinable. Loans that are deemed uncollectible are generally written off against the allowance, and recoveries, if any, are credited to the allowance.

Commercial mortgage loans foreclosed and transferred to real estate were $0.5 million and $1.8 million for 2007 and 2006, respectively. At December 31, 2007 and 2006, we had commercial mortgage loans totaling $1.9 million and $2.9 million, respectively, that were more than sixty days delinquent, and, of these amounts, $0.7 million and $1.2 million, respectively, were in the process of foreclosure.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table sets forth commercial mortgage loan valuation and allowance provisions at December 31:

	2007	2006	2005
	(In millions)
Balance at beginning of the year	$2.4	$2.5	$2.3
Provision (recapture)	1.8	0.4	1.0
Charge offs	(1.2)	(0.5)	(0.8)

Balance at end of the year	$3.0	$2.4	$2.5

6. Derivative Financial Instruments

In the first quarter of 2006, the Company began marketing indexed annuities. These contracts permit the holder to elect an interest rate return or an indexed return, where interest credited to the contracts is based on the performance of the S&P 500 index, subject to an upper limit or cap. Policyholders may elect to rebalance between interest crediting options at renewal dates annually. At each renewal date, the Company has the opportunity to re-price the indexed component by changing the cap, subject to minimum guarantees. SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, requires that the Company estimate the fair value of the index-based interest rate guarantees for the current period and for all future reset periods until contract maturity. Changes in the fair value are recorded as interest credited and represent an estimate of the cost of the options to be purchased in the future to hedge the guarantees, discounted back to the date of the balance sheet using current market indicators for future interest rates, option costs and actuarial estimates for policyholder lapse behavior. The interest credited to policyholders relating to the change in the fair value of the index-based interest guarantees was $1.6 million for 2007, compared to $1.2 million for 2006.

The Company purchases S&P 500 Index options in conjunction with its sales of indexed annuities. SFAS No. 133 requires companies to recognize all derivative investments as assets in the balance sheet at fair value. These investments are highly correlated to the portfolio allocation decisions of its policyholders, such that the Company is economically hedged with respect to index-based interest rate guarantees for the current reset period. However, the Company does not use hedge accounting. The fair value of the Company’s derivative instruments of $6.0 million and $3.0 million at December 31, 2007 and 2006, respectively, was included in fixed maturity securities in the consolidated balance sheets. The change in fair value associated with these investments was a decrease of $1.0 million for 2007, compared to an increase of $0.9 million for 2006, and is accounted for in the net investment income section of the income statement.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. Liability for Unpaid Claims, Claims Adjustment Expenses and Other Policyholder Funds

The liability for unpaid claims, claims adjustment expenses and other policyholder funds includes liabilities for insurance offered on products such as group long term and short term disability, individual disability, group dental and group AD&D. The liability for unpaid claims and claims adjustment expenses is established when a claim is incurred or is estimated to have been incurred but not yet reported to us and, as prescribed by GAAP, equals our best estimate of the present value of the liability of future unpaid claims and claims adjustment expenses. This liability is included in future policy benefits and claims in the consolidated balance sheets. The following table sets forth the change in the liabilities for unpaid claims and claims adjustment expenses for the years ended December 31:

	2007	2006	2005
	(In millions)
Balance at beginning of the year, gross of reinsurance	$3,301.1	$3,154.3	$3,026.7
Less: reinsurance recoverable and other	(97.3)	(90.7)	(87.1)

Net balance at beginning of the year	3,203.8	3,063.6	2,939.6

Incurred related to:
Current year	991.7	961.9	914.9
Prior year’s interest	188.6	181.5	179.6
Prior years	(112.4)	(112.4)	(131.7)

Total incurred	1,067.9	1,031.0	962.8

Paid related to:
Current year	(290.6)	(279.1)	(260.8)
Prior years	(641.1)	(611.7)	(578.0)

Total paid	(931.7)	(890.8)	(838.8)

Net balance at end of the year and other	3,340.0	3,203.8	3,063.6
Plus: reinsurance recoverable	101.6	97.3	90.7

Balance at end of the year, gross of reinsurance	$3,441.6	$3,301.1	$3,154.3

Classified as future policyholder benefits and claims, but excluded from the table above are amounts recorded for group and individual life reserves, group and individual annuity reserves, group disability premium deficiency reserves, and individual disability active life reserves. Below is a table that reconciles amounts above to future policyholder benefits and claims as presented on the consolidated balance sheets:

	2007	2006	2005
	(In millions)
Future policyholder benefits	$5,074.8	$4,871.4	$4,654.2
Less: Individual life reserves	(593.9)	(589.3)	(582.6)
Less: Group life reserves	(731.4)	(688.5)	(630.0)
Less: Group and Individual annuity reserves	(141.8)	(136.9)	(138.3)
Less: Individual disability active life reserves	(166.1)	(155.6)	(146.4)
Less: Group disability premium deficiency reserves	—	—	(2.6)

Liability for unpaid claims and claims adjustment expense	$3,441.6	$3,301.1	$3,154.3

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The majority of the net liability balances are related to long term disability claims on which interest earned on assets backing the reserves is a key component of reserving and pricing. The year to year development of incurred claims related to prior years is therefore broken out into an interest portion and remaining incurred portion.

The changes in amounts incurred related to prior years for the years 2007, 2006 and 2005 are not the result of a significant change in an underlying assumption or method used to determine the estimate. Instead we expect these amounts to change over time as a result of the growth in the size of our in force insurance business and the actual claims experience with respect to that business during the time periods captured for claims with an incurral date in years prior to the year of valuation. Interest is also a key component in the year-to-year development of the reserves, and, therefore, the positive changes in amounts incurred related to prior years for the years 2007, 2006 and 2005 should not be taken as an indicator of the adequacy or inadequacy of the reserves held. In each of the years captured, there was a decrease or no change in incurred amounts associated with prior years after the effect of interest is taken into account, indicating claim experience was favorable when compared to the assumptions used to establish the associated reserves.

Other policyholder funds at December 31, 2007, 2006 and 2005, included $1.40 billion, $1.29 billion and $1.14 billion, respectively, of employer-sponsored defined contribution and benefit plans funds, and $892.3 million, $988.3 million and $986.7 million, respectively, of individual fixed annuity funds.

8. Long-term Debt

The following table sets forth the Company’s long-term debt at December 31:

	2007	2006
	(In millions)
Long-term debt:
Canyon Park Development Company obligation	$—	$1.3
Capital lease obligations	5.2	3.2

Total long-term debt	$5.2	$4.5

The capital lease obligations are related to leases for certain equipment with various maturity dates through 2012. The Canyon Park Development Company obligation was related to a 75% owned real estate joint venture. In April 2007, the Company sold its holdings in the joint venture to Standard’s affiliate, StanCorp Real Estate.

9. Income Taxes

The provision for income taxes was as follows for the years ended December 31:

	2007	2006	2005
	(In millions)
Current	$114.0	$103.8	$115.3
Deferred	2.2	2.1	0.8

Total income taxes	$116.2	$105.9	$116.1

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The difference between taxes calculated as if the federal corporate tax rate of 35% was applied to income before income taxes and the recorded tax expense is reconciled as follows:

	2007	2006	2005
	(In millions)
Tax at federal corporate rate of 35%	$121.0	$107.8	$116.3
Increase (decrease) in rate resulting from:
Tax-exempt interest	(0.4)	(0.4)	(0.4)
Dividend received deduction	(3.7)	(2.6)	(1.6)
State income taxes, net of federal benefit	1.8	2.8	3.2
Federal tax credits	(2.3)	(2.5)	(2.1)
Other	(0.2)	0.8	0.7

Total income taxes	$116.2	$105.9	$116.1

The tax effect of temporary differences that gave rise to significant portions of the net deferred tax liability was as follows at December 31:

	2007	2006	2005
	(In millions)
Policyholder liabilities	$16.5	$18.6	$18.0
Deferred gain on disposal of block of business	1.1	1.3	1.4
Retirement plans for employees	8.6	3.5	7.4
Application of SFAS No. 158	14.0	13.2	—
Other	1.8	1.3	—

Total deferred tax assets	42.0	37.9	26.8

Investments	7.7	1.5	9.8
Net unrealized capital gains	22.2	10.0	34.1
Capitalized software	11.9	6.9	8.9
Deferred policy acquisition costs	45.6	57.1	48.6
Other	3.7	4.2	2.5

Total deferred tax liabilities	91.1	79.7	103.9

Net deferred tax liability	$49.1	$41.8	$77.1

Upon adoption of FASB Interpretation No. 48 on January 1, 2007, and throughout 2007, the Company did not have any material unrecognized tax benefits. It is the Company’s accounting policy to record income tax interest and penalties in the income tax provision. See “Note 1—Summary of Significant Accounting Policies—Income Taxes.”

10. Pension Benefits

The Company has two non-contributory defined benefit pension plans: the employee pension plan and the agent pension plan. The employee pension plan is for all eligible employees of StanCorp and its subsidiaries and was frozen effective January 2003 for new participants. The agent pension plan, which is frozen for new participants, is for former field employees and agents. Both plans are sponsored and administered by Standard. The defined benefit pension plans provide benefits based on years of service and final average pay.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Effective December 31, 2006, Standard adopted SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132(R). SFAS No. 158 requires the Company to recognize the funded or underfunded status of our pension benefit plans as an asset or liability on the balance sheet. This is measured as the difference between the plan assets at fair value and the projected benefit obligation as of the year-end balance sheet date. At December 31, 2007, an asset of $1.4 million was reflected on the balance sheet.

The following table provides a reconciliation of the changes in the pension plans’ projected benefit obligations, fair value of assets and the funded status at December 31:

	2007	2006	2005
	(In millions)
Change in benefit obligation:
Projected benefit obligation at beginning of the year	$(225.8)	$(204.1)	$(184.7)
Service cost	(9.3)	(8.0)	(7.6)
Interest cost	(13.2)	(12.4)	(11.2)
Actuarial gain (loss)	4.9	(5.6)	(4.7)
Benefits paid	4.8	4.3	4.1

Projected benefit obligation at end of the year	$(238.6)	$(225.8)	$(204.1)

Change in plan assets:
Fair value of plan assets at beginning of the year	$227.5	$191.4	$157.2
Actual return on plan assets	14.3	15.5	12.5
Employer contributions	3.0	25.0	26.0
Benefits paid and estimated expenses	(4.8)	(4.4)	(4.3)

Fair value of plan assets at end of the year	240.0	227.5	191.4

Funded status at end of the year	$1.4	$1.7	$(12.7)

The following table summarizes the projected and accumulated benefit obligations and the fair value of assets for our plans at December 31:

	2007	2006	2005
	(In millions)
Projected benefit obligation	$238.6	$225.8	$204.1
Accumulated benefit obligation	201.0	191.8	173.9
Fair value of assets	240.0	227.5	191.4

SFAS No. 158 also requires the Company to recognize as a component of accumulated other comprehensive income or loss, net of tax, the actuarial gains or losses, prior services cost or credits, and transition assets that have not yet been recognized as components of net periodic benefit cost. The following table sets forth the amounts recognized in accumulated other comprehensive loss at December 31:

	2007	2006
	(In millions)
Net loss	$25.7	$28.7
Prior service credit	(1.5)	(1.6)
Transition asset	—	(0.1)

Total recognized in accumulated other comprehensive loss	$24.2	$27.0

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2008 are $1.5 million and $0.3 million, respectively.

The following table sets forth the Company’s target and actual weighted-average asset allocations for defined benefit pension plans at December 31:

	2007 Target Allocation	2007	2006
		Percentage of Plan Assets
Asset category:
Equity securities	50.0%	47.9%	47.1%
Debt securities	50.0	52.1	52.9

Total	100.0%	100.0%	100.0%

The investment goal of the employee pension plan is to produce long-run portfolio returns that are consistent with reasonable contribution rates and a well-funded plan. To manage the overall risk of the portfolio, the portfolio is rebalanced as necessary to keep the allocation within tolerance levels of the target allocation. The portfolio is diversified across a number of equity asset categories and stable value assets. The investment goal of the agent pension plan is to invest in stable value assets in order to maintain its funded status.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table sets forth the components of net periodic benefit cost, which is allocated to eligible employees of StanCorp and its subsidiaries. The tables also sets forth other changes in plan assets and benefit obligations recognized in other comprehensive income, in addition to obligation assumptions used in the measurement of the benefit obligations for the years ended December 31:

	2007	2006	2005
	(In millions)
Components of net periodic benefit cost (benefit):
Service cost	$9.4	$8.2	$7.7
Interest cost	13.2	12.4	11.2
Expected return on plan assets	(17.2)	(14.4)	(12.1)
Amortization of unrecognized transition asset	(0.1)	(0.2)	(0.2)
Amortization of prior service credit	(0.2)	(0.3)	(0.3)
Amortization of net actuarial loss	2.6	2.5	2.3

Net periodic benefit cost	7.7	8.2	8.6

Other changes in plan assets and benefit obligation recognized in other comprehensive (income) loss:
Net gain	(2.2)	—	—
Amortization of net loss	(2.6)	—	—
Amortization of prior service credit	0.3	—	—
Amortization of transition asset	0.1	—	—

Total recognized in other comprehensive (income) loss	(4.4)	—	—

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$3.3	$8.2	$8.6

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.75%	5.75%	5.75%
Expected return on plan assets	7.63	7.61	7.58
Rate of compensation increase (Home Office Plan)	4.50	4.50	4.50
Assumptions used to determine benefit obligations:
Discount rate	6.00%	5.75%	5.75%
Rate of compensation increase (Home Office Plan)	4.50	4.50	4.50

The long-run rate of return for the employee pension plan portfolio is derived by calculating the average return for the portfolio monthly, from 1971 to the present, using the average mutual fund manager returns in each asset category, weighted by the target allocation to each category. Because the average equity market value returns over the last 30 years generally have been higher than the long run expected rate of return, the historical average return used to determine the expected return on plan assets was reduced by 20% to reflect the expected long run rate of return more effectively.

Equity securities in the employee pension plan portfolio totaled $114.9 million and $107.2 million at December 31, 2007 and 2006, respectively. The plan held no StanCorp securities as plan assets at December 31, 2007 and 2006.

The Company contributed $3.0 million and $25.0 million to the employee pension plan in 2007 and 2006, respectively. The Company is not obligated to make any contributions to its pension plans for 2008. In addition, no plan assets are expected to be returned to the Company in 2008.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The expected benefit payments for the Company’s pension plans are as follows for the years indicated:

Amount
(In millions)
2008	$5.5
2009	6.3
2010	7.0
2011	7.8
2012	8.7
2013 – 2017	57.1

Deferred compensation plans

Eligible employees are covered by one of two qualified deferred compensation plans sponsored by Standard under which a portion of the employee contribution is matched. Employees not eligible for the employee pension plan are eligible for an additional non-elective employer contribution. Contributions to the plans for 2007, 2006 and 2005 were $8.8 million, $6.6 million and $5.9 million, respectively.

In addition, eligible executive officers are covered by a non-qualified supplemental retirement plan. The unfunded status was $19.9 million and $17.2 million at December 31, 2007 and 2006, respectively. Expenses were $2.3 million, $1.8 million and $1.6 million for 2007, 2006 and 2005, respectively. At December 31, 2007, net loss and prior service cost of $3.9 million, net of tax, was excluded from the net periodic benefit cost and reported as a component of accumulated other comprehensive income. In addition, $19.9 million was reflected in other liabilities. In March 2007, additional executive officers were eligible to participate in the plan, which increased the pension benefit obligation by $2.1 million and decreased accumulated other comprehensive income by $1.4 million, net of tax.

Eligible executive officers, directors, agents and group producers may participate in one of several non-qualified deferred compensation plans under which a portion of the deferred compensation for participating executive officers, agents and group producers is matched. The liability for the plans was $8.9 million and $8.1 million at December 31, 2007 and 2006, respectively.

11. Postretirement Benefits Other than Pensions

Standard sponsors and administers a postretirement benefit plan that includes medical, prescription drug benefits and group term life insurance. Eligible retirees are required to contribute specified amounts for medical and prescription drug benefits that are determined periodically and are based on retirees’ length of service and age at retirement. Effective January 1, 2006, participation in the postretirement benefit plan is limited to employees who had reached the age of 40 as of January 1, 2006, or whose combined age and length of service were equal to or greater than 45 years as of January 1, 2006.

The funded or underfunded status of the postretirement benefit plan, reflected as an asset or liability, is measured as the difference between the fair value of plan assets and the accumulated benefit obligation. At December 31, 2007, a liability of $5.1 million was reflected on the balance sheet for this plan.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company uses a December 31 measurement date for the postretirement benefit plan. The following table provides a reconciliation of the changes in the postretirement benefit plan’s accumulated benefit obligations, fair value of assets and the funded status for the years ended December 31:

	2007	2006	2005
	(In millions)
Change in postretirement benefit obligation:
Accumulated postretirement benefit obligation at beginning of the year	$(19.9)	$(22.5)	$(27.6)
Service cost	(1.3)	(0.9)	(1.2)
Interest cost	(1.2)	(1.1)	(1.1)
Amendments	—	(0.5)	—
Actuarial gain	—	4.8	5.9
Benefits paid	0.4	0.3	0.4
Curtailment	—	—	1.1

Accumulated postretirement benefit obligation at end of the year	(22.0)	(19.9)	(22.5)

Change in postretirement benefit plan assets:
Fair value of plan assets at beginning of the year	15.9	15.3	14.9
Actual return on plan assets	1.0	0.6	0.4
Employer contributions	0.5	0.3	0.5
Benefits paid and estimated expenses	(0.5)	(0.3)	(0.5)

Fair value of plan assets at end of the year	16.9	15.9	15.3

Funded status at end of the year	$(5.1)	$(4.0)	$(7.2)

The gains and losses and prior servicing costs or credits excluded from the accumulated benefit obligation are recognized as a component of accumulated other comprehensive (income) loss, net of tax. The following table sets forth the amounts recognized in accumulated other comprehensive income at December 31:

	2007	2006
	(In millions)
Net gain	$(2.5)	$(2.6)
Prior service credit	(1.9)	(2.1)

Total recognized in accumulated other comprehensive income	$(4.4)	$(4.7)

The estimated net gain and prior service credit for the postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2008 are $0.1 million and $0.4 million, respectively.

The projected discounted cash flow obligation for the postretirement benefit plan was $32.5 million and $29.9 million at December 31, 2007 and 2006, respectively.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For the postretirement benefit plan, the assumed health care cost trend rates were assumed to increase as follows for the years ended December 31:

	2007	2006
Health care cost trend rate assumed for next year:
Medical	7.75%	8.25%
Prescription	9.50	10.00
HMO (blended)	7.75	8.00
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (1)	5.00	5.25

(1)	Year that the rate reaches the ultimate trend is 2015.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% Point Increase	1% Point Decrease
	(In millions)
Effect on total of service and interest cost	$0.3	$(0.2)
Effect on postretirement benefit obligation	2.9	(2.3)

The following table sets forth the Company’s target and actual weighted-average asset allocations for the postretirement medical plan for the years ended December 31:

	2007 Target Allocation	2007	2006
		Percentage of Plan Assets
Asset category:
Debt securities	95.0%	95.4%	99.0%
Other	5.0	4.6	1.0

Total	100.0%	100.0%	100.0%

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Components of net periodic benefit cost, other changes in plan assets and benefit obligations recognized in other comprehensive loss, and obligation assumptions used in the measurement of the postretirement benefit obligations were as follows for the years ended December 31:

	2007	2006	2005
	(Dollars in millions)
Components of net periodic benefit cost (benefit):
Service cost	$1.1	$1.0	$1.2
Interest cost	1.2	1.0	1.1
Expected return on plan assets	(0.9)	(0.8)	(0.8)
Amortization of prior service credit	(0.4)	(0.4)	(0.6)
Amortization of net actuarial gain	(0.1)	(0.2)	—
Curtailment	—	—	(2.3)

Net periodic benefit cost	0.9	0.6	(1.4)

Other changes in plan assets and benefit obligation recognized in other comprehensive (income) loss:
Amortization of prior service credit	0.4	—	—
Amortization of net actuarial gain	0.1	—	—

Total recognized in other comprehensive (income) loss	0.5	—	—

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$1.4	$0.6	$(1.4)

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.75%	5.75%	5.75%
Expected return on plan assets	5.50	5.50	5.50
Rate of compensation increase graded by age	4.50	4.50	4.50
Assumptions used to determine benefit obligations:
Discount rate	6.00%	5.75%	5.75%
Rate of compensation increase graded by age	4.50	4.50	4.50

The Company contributed approximately $0.4 million and $0.3 million to fund the postretirement benefit plan in 2007 and 2006, respectively. The Company expects to make contributions of $0.6 million to its postretirement benefit plan in 2008. No plan assets are expected to be returned to the Company in 2008.

The expected benefit payments for the Company’s postretirement benefit plan for the years indicated are as follows:

Amount
(In millions)
2008	$0.6
2009	0.7
2010	0.7
2011	0.8
2012	0.9
2013 – 2017	6.0

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. Share-Based Compensation

The Company has three share-based compensation plans: the 1999 Omnibus Stock Incentive Plan, the 2002 Stock Incentive Plan and the 1999 Employee Share Purchase Plan (“ESPP”).

The 1999 Omnibus Stock Incentive Plan authorized the board of directors of StanCorp to grant eligible employees certain incentive or non-statutory stock options, bonuses and performance stock options, restricted and foreign stock awards, and stock appreciation and cash bonus rights related to StanCorp’s common stock. The maximum number of shares of common stock that may be issued under this plan is 3.4 million. Substantially all of these shares have been issued or optioned.

The 2002 Stock Incentive Plan authorized the board of directors to grant eligible employees and certain related parties incentive or non-statutory stock options and restricted stock. The maximum number of shares of common stock that may be issued under this plan is 2.9 million. At December 31, 2007, 2.2 million shares or options for shares have been issued under the 2002 plan.

The Company’s ESPP allows eligible employees to purchase StanCorp common stock at a discount. The ESPP is described later in this section.

Income before income taxes included compensation costs related to all share-based compensation arrangements of $8.3 million, $8.5 million and $6.2 million for 2007, 2006 and 2005, respectively. The related tax benefits were $2.9 million, $3.0 million and $2.2 million for the same periods, respectively.

The Company has provided two types of share-based compensation pursuant to the 1999 Omnibus Stock Incentive Plan and the 2002 Stock Incentive Plan: option grants to directors, officers and certain non-officer employees; and restricted stock grants to officers.

Option grants

Options are granted to directors, officers and certain non-officer employees. Directors and executive officers receive annual grants in amounts determined by the organization and compensation committee of the board of directors. Officers may also receive options when hired or promoted to an officer position. In addition, the chief executive officer has authority to award a limited number of options at his discretion to non-executive officers and other employees. Options are granted with an exercise price equal to the market closing price of the stock on the date of grant. Directors’ options vest in one year with all others vesting in four equal installments on the first four anniversaries of the grant date. Option awards to certain officers vest immediately upon a change of control of the Company as defined in the change of control agreement. Options generally expire 10 years from the grant date.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A summary of option activity and options outstanding and exercisable is presented below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2005	2,162,302	$24.19	7.3	$36,974,736

Granted	431,200	41.11
Exercised	(354,002)	19.80
Forfeited	(21,252)	27.87

Outstanding, December 31, 2005	2,218,248	28.14	7.0	48,378,159

Granted	433,350	49.96
Exercised	(244,327)	21.28
Forfeited	(54,754)	40.33
Expired	(1,855)	12.24

Outstanding, December 31, 2006	2,350,662	32.61	6.7	31,305,782

Granted	432,800	45.72
Exercised	(326,321)	24.43
Forfeited	(106,975)	44.81
Expired	(7,038)	44.90

Outstanding, December 31, 2007	2,343,128	35.58	6.4	34,722,495

Exercisable, December 31, 2007	1,509,007	30.46	5.4	30,077,972

The fair value of each option award under the share-based compensation plans was estimated using the Black-Scholes option-pricing model as of the grant date using the assumptions noted in the following table. The Black-Scholes model uses the expected term as an input with the calculated option value varying directly with the length of time until exercise. The Company bases its estimate of expected term on an analysis of the historical exercise experience of similar options granted to similar employee or director groups. The expected term given below represents the weighted-average expected term of options granted. Expected stock price volatility is based on volatility of the Company’s stock over the prior period equal in duration to the expected term. The dividend rate is the rate expected to be paid over the expected term, generally estimated to be equal to the rate for the year prior to the grant. The risk-free rate is the interest rate on a U.S. Treasury bond of a maturity closest to the expected term of the option.

	2007	2006	2005
Dividend yield	1.34%	1.48%	1.27%
Expected stock price volatility	22.7–26.8	23.0–28.9	22.9–26.3
Risk-free interest rate	4.57–4.69	4.17–5.14	3.58–4.49
Expected option lives	4.9 years	5.0 years	5.0 years

The weighted-average grant date fair value of options granted was $11.95, $13.14 and $10.73 during 2007, 2006 and 2005, respectively. The total intrinsic value of the options exercised was $8.4 million, $6.8 million and $8.6 million for the same periods, respectively. The amount received from the exercise of stock options was $8.0 million, $5.2 million and $7.0 million for 2007, 2006 and 2005, respectively. The related tax benefit derived from the tax deduction received by the Company for the difference between the stock price and the exercise price when the options were exercised was $2.8 million, $2.4 million and $3.0 million for 2007, 2006 and 2005, respectively.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The expense of stock options is amortized over the vesting period, which is also the period over which the grantee must provide services to the Company. At December 31, 2007, the total compensation cost related to unvested option awards that had not yet been recognized in the financial statements was $5.7 million. This cost will be recognized over the next four years.

Restricted stock grants

Restricted stock grants are a part of the Company’s long-term compensation for certain senior officers. The Company grants both performance-based and retention-based restricted stock. Under the current plans, the Company had 0.5 million shares available for issuance as restricted stock at December 31, 2007.

Performance-based restricted stock

Performance-based awards are made to designated senior officers each year and vest with respect to all or a portion of the awards based on the Company’s financial performance for a given year. In years prior to 2007, awards consisted of restricted stock (60%) and cash performance units (40%), which represent a right to receive cash equal to the value of one share of stock subject to the same employment and performance criteria. Both restricted stock and cash performance units are subject to forfeiture if continued employment and financial performance criteria are not met.

On December 8, 2006, the organization and compensation committee of the board of directors of StanCorp approved a revised form of long-term incentive award agreement to be used in connection with future grants of performance-based awards to executives. Under the new agreement, which will apply for the 2009 performance period and thereafter, stock will be issued at the end of the performance period based on satisfaction of employment and financial performance conditions with a portion of the shares withheld to cover required tax withholding (“Stock Performance Units”). These Stock Performance Units are generally granted two years before the performance period. In 2007, there were 83,655 Stock Performance Units granted of which 8,680 were forfeited during the year leaving 74,975 potential remaining to be issued, subject to performance measures and service conditions, as unrestricted common stock primarily in 2010. The grant date fair value per unit granted was $45.49.

The compensation cost of these awards was measured using an estimate of the number of shares of StanCorp stock that will vest at the end of the performance period, multiplied by the fair market value. For shares, the fair market value was measured at the grant date. For cash units, the value was measured as of the date of the financial statements.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A summary of the activity for performance-based restricted stock outstanding is presented below:

	Restricted Shares	Cash Units	Weighted-Average Grant Date Fair Value
Unvested balance, January 1, 2005	120,600	79,800	$32.69
Granted	40,494	25,980
Vested	(28,220)	(18,674)
Forfeited	(11,980)	(7,928)

Unvested balance, December 31, 2005	120,894	79,178	35.27

Granted	43,261	28,605
Vested	(31,945)	(21,137)
Forfeited	(10,291)	(6,821)

Unvested balance, December 31, 2006	121,919	79,825	41.37

Granted	—	—
Vested	(27,086)	(17,923)
Forfeited	(25,928)	(17,207)

Unvested balance, December 31, 2007	68,905	44,695	45.62

No performance-based shares or cash units were granted in 2007. There were 43,261 and 40,494 performance-based shares or cash units granted during 2006 and 2005, respectively. The weighted-average grant-date fair value of both performance-based shares and cash units granted during 2006 and 2005 was $50.16 and $40.41, respectively. The total value of performance-based shares vested and cash units paid was $2.2 million, $2.8 million and $2.1 million for 2007, 2006 and 2005, respectively.

The compensation cost that the Company will ultimately recognize as a result of these awards is dependent on the Company’s financial performance and (for cash units) the price of the Company’s stock on the vesting dates. Assuming that the target is achieved for each performance goal, and valuing cash units at the price of StanCorp stock on December 31, 2007, $6.8 million in additional compensation cost would be recognized through 2009. This cost is expected to be recognized over a weighted-average period of 1.4 years.

Retention-based restricted stock

Awards of retention-based restricted stock to certain senior officers are made less frequently and at irregular intervals by the organization and compensation committee of the board of directors. Participants vest with respect to the stock after completion of a specified period of employment, generally three or four years. The compensation cost of these awards is measured using the fair market value of the stock at the grant date and is amortized over the specified period of employment. There was $0.1 million of total unrecognized compensation cost related to unvested retention-based shares at December 31, 2007, which will be recognized by the end of 2008.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A summary of the retention-based restricted stock activity and its characteristics are presented below:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Unvested balance, January 1, 2005	31,000	$24.17
Granted	—	—
Vested	(12,000)	18.75

Unvested balance, December 31, 2005	19,000	27.59

Granted	8,000	50.36
Vested	(4,000)	26.54

Unvested balance, December 31, 2006	23,000	35.55

Granted	—	—
Vested	(15,000)	27.87

Unvested balance, December 31, 2007	8,000	49.95

Employee share purchase plan

The Company’s ESPP allows eligible employees to purchase StanCorp common stock at a 15% discount off the lesser of the fair market value of the stock on either the commencement date of each six-month offering period or the end-of-the-period purchase date. Under the terms of the plan, each eligible employee may elect to have up to 10% of the employee’s gross total cash compensation for the period withheld to purchase StanCorp common stock. No employee may purchase StanCorp common stock having a fair market value in excess of $25,000 in any calendar year. Of the 2.0 million shares authorized for this plan, 0.8 million remain available at December 31, 2007.

The compensation cost for the ESPP is measured as the sum of the value of the 15% discount and the value of the embedded six-month option. The value of the discount is equal to 15% of the fair market value of the purchase price of the stock. The value of the embedded option is calculated using the Black-Scholes option pricing model using the assumptions noted in the following table. Expected stock price volatility is based on the volatility of StanCorp common stock over the six months preceding the offering period. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant.

	2007	2006	2005
Dividend yield	1.34%	1.48%	1.27%
Expected stock price volatility	17.0–27.7	24.9–32.7	22.0–22.9
Risk-free interest rate	4.69–5.15	4.36–5.17	2.59–3.21
Expected option lives	0.5 years	0.5 years	0.5 years

The weighted-average per-share fair value for the Company’s ESPP offerings was $10.27, $10.68 and $7.66 during 2007, 2006 and 2005, respectively. The Company’s compensation cost resulting from the ESPP was $1.2 million, $1.2 million and $0.9 million for 2007, 2006 and 2005, respectively. The related tax benefit was $0.4 million, $0.4 million and $0.3 million for the same periods, respectively.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. Reinsurance

The Company manages risk through sound product design and underwriting, effective claims management, disciplined pricing, distribution expertise, broad diversification of risk by customer geography, industry, size and occupation, maintenance of a strong financial position, maintenance of reinsurance and risk pool arrangements, and sufficient alignment of assets and liabilities to meet financial obligations.

In order to limit its losses from large exposures, the Company enters into reinsurance agreements with other insurance companies. The Company reviews its retention limits based on size and experience. The maximum retention limit per individual for group life and AD&D is $750,000. The Company’s maximum retention limit for group disability insurance is $15,000 monthly benefit per individual. During 2007, the Company increased its maximum retention limit from $5,000 to $5,500 monthly benefit per individual for individual disability policies with effective dates on or after September 1, 2007. On certain Minnesota Life business, the Company has a maximum retention of $6,000 monthly benefit per individual.

Standard participates in a reinsurance and third party administration arrangement with Northwestern Mutual under which Northwestern Mutual group long term and short term disability products are sold using Northwestern Mutual’s agency distribution system. Generally, Standard assumes 60% of the risk and receives 60% of the premiums for the policies issued. If Standard were to become unable to meet its obligations, Northwestern Mutual would retain the reinsured liabilities. Therefore, in accordance with an agreement with Northwestern Mutual, Standard established a trust for the benefit of Northwestern Mutual with the market value of assets in the trust equal to Northwestern Mutual’s reinsurance receivable from Standard. The market value of assets required to be maintained in the trust at December 31, 2007, was $218.0 million. Premiums assumed by Standard for the Northwestern Mutual business accounted for 3% of the Company’s total premiums for each of the three years 2007, 2006 and 2005. In addition to assuming risk, Standard provides product design, pricing, underwriting, legal support, claims management and other administrative services under the arrangement.

During 2002, Standard formed a strategic marketing alliance with Ameritas Life Insurance Corp. (“Ameritas”) that offers Standard’s policyholders new and more flexible dental coverage options and access to Ameritas’ nationwide preferred provider organization panel of dentists. As part of this alliance, Standard and Ameritas entered into a reinsurance agreement that provides for 20% of the net dental premiums written by Standard and the risk associated with this premium to be ceded to Ameritas.

In addition to product-specific reinsurance arrangements, the Company maintains reinsurance coverage for certain catastrophe losses related to group life and AD&D. This agreement excludes nuclear, biological and chemical acts of terrorism. Through a combination of this agreement and its participation in a catastrophe reinsurance pool discussed below, the Company has coverage of up to $453.0 million per event.

Subsequent to the terrorist events of September 11, 2001, the Company entered into a catastrophe reinsurance pool with other insurance companies. This pool spreads catastrophe losses on group life and AD&D over approximately 29 participating members. The annual fee paid by the Company in 2007 to participate in the pool was minor. As a member of the pool, the Company is exposed to maximum potential losses experienced by other participating members of up to $89.5 million for a single event for losses submitted by a single company and a maximum of $223.8 million for a single event for losses submitted by multiple companies. The Company’s percentage share of losses experienced by pool members will change over time as it is a function of our group life and AD&D in force relative to the total group life and AD&D in force for all pool participants. The reinsurance pool does not exclude war or nuclear, biological and chemical acts of terrorism.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Terrorism Risk Insurance Act of 2002 (“TRIA”), which has been extended through 2014, provides for federal government assistance to property and casualty insurers in the event of material losses due to terrorist acts on behalf of a foreign person or foreign interest. Due to the concentration of risk present in group life insurance and the fact that group life insurance is not covered under TRIA, an occurrence of a significant catastrophe or a change in the on-going nature and availability of reinsurance and catastrophe reinsurance could have a material adverse effect on the Company.

The following table sets forth reinsurance information at or for the years ended December 31:

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars in millions)
2007:
Life insurance in force	$301,810.6	$5,644.3	$4,817.8	$300,984.1	1.6%

Premiums:
Life insurance and annuities	839.3	61.0	9.1	787.4	1.2
Accident and health insurance	1,166.8	58.3	131.0	1,239.5	10.6

Total premiums	$2,006.1	$119.3	$140.1	$2,026.9	6.9%

2006:
Life insurance in force	$263,301.7	$4,853.9	$3,281.0	$261,728.8	1.3%

Premiums:
Life insurance and annuities	773.8	62.4	6.4	717.8	0.9
Accident and health insurance	1,095.8	54.9	131.8	1,172.7	11.2

Total premiums	$1,869.6	$117.3	$138.2	$1,890.5	7.3%

2005:
Life insurance in force	$235,406.2	$5,032.4	$2,464.3	$232,838.1	1.1%

Premiums:
Life insurance and annuities	725.5	63.6	6.0	667.9	0.9
Accident and health insurance	1,035.4	48.1	133.4	1,120.7	11.9

Total premiums	$1,760.9	$111.7	$139.4	$1,788.6	7.8%

Recoveries recognized under reinsurance agreements were $60.6 million, $56.4 million and $52.8 million for 2007, 2006 and 2005, respectively. Amounts recoverable from reinsurers were $929.0 million and $913.5 million at December 31, 2007 and 2006, respectively. Of these amounts, $795.4 million and $789.2 million were from the reinsurance transaction with Protective Life Insurance Company (“Protective Life”) effective January 1, 2001. See “Note 14—Reinsurance of Blocks of Business.”

14. Reinsurance of Blocks of Business

Effective October 1, 2002, Standard entered into a reinsurance agreement with TIAA to assume TIAA’s group disability and group life insurance business. This business included approximately 1,800 group insurance contracts, representing 650,000 insured individuals. Standard paid a ceding commission of approximately $75 million and received approximately $705 million in assets and corresponding statutory liabilities. If Standard

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

were to become unable to meet its obligations, TIAA would retain the reinsured liabilities. Therefore, in accordance with the agreement with TIAA, Standard established a trust for the benefit of TIAA with the market value of assets in the trust equal to TIAA’s reinsurance receivable from Standard. The market value of assets required to be maintained in the trust is determined quarterly. The market value of assets required to be maintained in the trust at December 31, 2007, was approximately $451.1 million. Approximately $60 million in VOBA was capitalized related to the reinsurance agreement.

Effective October 1, 2000, Standard assumed, through a reinsurance agreement, the individual disability insurance business of Minnesota Life. Standard paid a ceding commission of approximately $55 million and received approximately $500 million in assets and corresponding statutory liabilities. If Standard were to become unable to meet its obligations, Minnesota Life would retain the reinsured liabilities. Therefore, in accordance with the agreement with Minnesota Life, Standard established a trust for the benefit of Minnesota Life with the market value of assets in the trust equal to Minnesota Life’s reinsurance receivable from Standard. The market value of assets required to be maintained in the trust is determined quarterly. The market value of assets required to be maintained in the trust at December 31, 2007, was $597.6 million. Accompanying the transaction was a national marketing agreement that provides access to Minnesota Life agents, some of whom now market Standard’s individual disability insurance products. The national marketing agreement remains in effect through 2009.

Effective January 1, 2001, Standard ceded to Protective Life, through a reinsurance agreement, Standard’s individual life insurance product line. Standard received a ceding commission of approximately $90 million and transferred to Protective Life approximately $790 million in assets and corresponding statutory liabilities. If Protective Life were to become unable to meet its obligations, Standard would retain the reinsured liabilities. Therefore, the liabilities remain on Standard’s books, and an equal amount is recorded as a recoverable from reinsurer. In accordance with the agreement, Protective Life established a trust for the benefit of Standard with assets in the trust required to be equal to Standard’s reinsurance receivable from Protective Life. The amount of assets required to be maintained in the trust is determined quarterly.

15. Information Concerning Parent, Subsidiaries and Affiliates

Related-Party Transactions

During 2007 and 2006, the Company made dividend distributions to StanCorp totaling $155.0 million and $147.0 million, respectively. In addition, the Company made a distribution to StanCorp in 2005 of $79.4 million as final payment of a surplus note and accrued interest.

The Company recorded additional paid in capital of $2.8 million, $2.4 million and $3.1 million for the federal income tax benefit related to StanCorp stock options exercised by the Company’s employees in 2007, 2006 and 2005, respectively. The Company also recorded additional paid in capital as settlement on liabilities due to StanCorp of $5.7 million and $6.3 million in 2007 and 2006, respectively, for the fair value adjustment on StanCorp stock options exercised by the Company’s employees.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

At December 31, the Company reported the following amounts due (from) to its parent and affiliates:

	2007	2006
	(In millions)
StanCorp Financial Group, Inc.	$(0.2)	$0.1
StanCorp Equities, Inc.	(0.6)	0.2
StanCorp Mortgage Investors, LLC	(0.5)	—
StanCorp Investment Advisers, Inc.	(0.4)	—
StanCorp Real Estate, LLC	(0.4)	—
Standard Life Insurance of New York, Inc.	(0.2)	—
Standard Retirement Services (1)	0.1	(0.4)

Total	$(2.2)	$(0.1)

(1)	Prior to January 1, 2007, Standard Retirement Services was operating under the name Invesmart.

All amounts due to or from the Company and its parent, subsidiaries or affiliates are generally settled monthly and accrue interest if not settled within 30 days.

Related-Party Reinsurance

The Company has a modified coinsurance (“Modco”) agreement with its affiliate, The Standard Life Insurance Company of New York, under which the Company assumes 40% of The Standard Life Insurance Company of New York’s liability on all reinsured policies. The Standard Life Insurance Company of New York carries the reserves and maintains all assets necessary to support the reserves for the original policies. The Company records all assumed premiums, benefit payments, investment income and the change in reserves. The Company held reinsurance payables for future policy benefits and claims of $1.8 and $1.9 million to The Standard Life Insurance Company of New York at December 31, 2007 and 2006, respectively. Reinsured reserve expenses related to the Modco agreement with The Standard Life Insurance Company of New York were $10.5 million, $8.4 million and $8.2 million for 2007, 2006 and 2005, respectively.

Related-Party Service Agreements

The Company has an Administrative Services Agreement with its affiliate, The Standard Life Insurance Company of New York, whereby the Company provides the following services: distribution and producer management, marketing support, product development and administration, reinsurance, underwriting, policyholder services, claims processing and payment, actuarial and financial services, information technology services, legal services, government relations, human resources, and other general services.

The Company also has an Administrative Services Agreement with its affiliate, The Standard Life Insurance Company of New York, whereby The Standard Life Insurance Company of New York provides quality assurance, claims review and sales and marketing support.

The Company provides management and administrative services to StanCorp, StanCorp Mortgage Investors, StanCorp Investment Advisers, Inc. (“StanCorp Investment Advisers”), StanCorp Trust Company, StanCorp Real Estate, Standard Retirement Services and StanCorp Equities, and charges each company a service fee. The Company also pays an asset management fee to StanCorp Mortgage Investors and StanCorp Investment Advisers for investment services in managing its commercial mortgage loan and fixed maturity securities portfolios, respectively.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company has an Administrative Services Agreement with its affiliate StanCorp Investment Advisers, whereby StanCorp Investment Advisers will provide investment services at the Company’s request and direction. The Company reimburses StanCorp Investment Advisers for such services in accordance with the applicable laws and regulations of the state of Oregon.

For the sale of registered contracts, a broker-dealer must serve as principal underwriter and distributor, providing supervision and oversight that is required by the National Association of Securities Dealers. The Company has developed a registered contract that became available for sale in February of 2005 to expand its market to 403(b) plans, 457 tax-exempt plans and nonqualified deferred compensation plans of private employers. The Company has also entered into an Administrative Services and Treasury Agreement and an Underwriting and Service Agreement with its affiliate StanCorp Equities, a licensed broker-dealer, whereby StanCorp Equities will act as the principal underwriter and distributor of registered contracts for the Company including sales, compliance and licensing services.

The home office and Hillsboro properties are occupied jointly by the Company and certain affiliates. Because of this relationship, the Company incurs joint operating expenses subject to allocation through contractual arrangements based on the level of services provided. Management believes the method of allocating such expenses is fair and reasonable.

In 2007, the Company was charged for management and administrative service fees and allocated expenses by its parent and affiliates in the amount of $22.4 million, net. The Company charged its parent and affiliates management and administrative service fees and allocated expenses of $3.1 million and $3.6 million, net, during 2006 and 2005, respectively. The fees were recorded as operating expenses in 2007 and an offset to operating expenses in 2006 and 2005. The change of $25.5 million from 2006 to 2007 is due to the Company receiving additional services from Standard Retirement Services and StanCorp Equities for retirement products underwritten by the Company.

The Company has an Administrative Services Agreement with its affiliate, The Standard Life Insurance Company of New York, whereby The Standard Life Insurance Company of New York performs certain claims processing and payment services on certain new and on-going long term and short term disability claims incurred under group policies issued by the Company. The Company reimbursed The Standard Life Insurance Company of New York for all services provided under the agreement at cost, calculated in accordance with applicable laws and regulations of the states of Oregon and New York. The Company paid to The Standard Life Insurance Company of New York third-party administration fees of $7.2 million, $8.5 million, and $7.1 million during 2007, 2006 and 2005, respectively. The fees were recorded as an offset to operating expenses.

The Company paid asset management fees of $10.9 million, $10.0 million, and $6.0 million during 2007, 2006 and 2005, respectively, to its affiliates, StanCorp Mortgage Investors and StanCorp Investment Advisers, for investment management services. The fees were recorded as an offset to net investment income.

The Company entered into an Intercompany Administrative Service Agreement with its parent and affiliates in December of 2005 that became effective January 1, 2006. The companies agreed that each company that receives services performed by another company pursuant to the agreement will reimburse the provider for the services at the provider’s cost or at market rates if the provider also provides similar services to external clients, as determined by the provider of the services.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Related-Party Real Estate Transactions

During 2007, the Company sold investment properties and its interest in Canyon Park Development Company to its affiliate StanCorp Real Estate. The sale was performed at arm’s length with the real estate and interest in Canyon Park Development Company being sold at a price equal to fair market value. The value of the investment properties and interest in Canyon Park at the time of sale was $74.0 million. The excess of the amount of the purchase price over the carrying value of the sold properties of $44.2 million was recorded, net of tax, as a $28.6 million increase to additional paid in capital for Standard.

16. Insurance Information

The following table sets forth insurance information at or for the years ended December 31:

	Deferred Acquisition Costs(1)	Future Policy Benefits and Claims	Other Policyholder Funds	Premium Revenue	Net Investment Income	Benefits, Claims and Interest Credited	Amortization of Deferred Acquisition Costs(1)	Other Operating Expenses(2)
	(In millions)
2007:
Insurance Services	$193.9	$4,933.0	$528.7	$2,012.2	$319.5	$1,545.0	$42.5	$475.9
Asset Management	59.7	141.8	2,620.9	14.7	153.2	115.0	6.5	76.0

Total	$253.6	$5,074.8	$3,149.6	$2,026.9	$472.7	$1,660.0	$49.0	$551.9

2006
Insurance Services	$226.5	$4,734.5	$476.4	$1,882.9	$309.5	$1,479.8	$36.6	$446.6
Asset Management	52.4	136.9	2,460.0	7.6	142.4	100.4	5.7	62.8

Total	$278.9	$4,871.4	$2,936.4	$1,890.5	$451.9	$1,580.2	$42.3	$509.4

2005
Insurance Services	$201.5	$4,515.9	$428.5	$1,778.6	$301.3	$1,355.4	$32.7	$437.1
Asset Management	40.9	138.3	2,219.6	10.0	131.0	95.2	4.5	54.6

Total	$242.4	$4,654.2	$2,648.1	$1,788.6	$432.3	$1,450.6	$37.2	$491.7

(1)	DAC and amortization of DAC, including VOBA and amortization of VOBA.
(2)	Other operating expenses include operating expenses, commissions and bonuses, interest expense, premium taxes, and the net increase in DAC.

17. Regulatory Matters

Standard prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by its state of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as the Statements of Statutory Accounting Practices set forth in publications of the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices differ in some respects from GAAP. The principal statutory practices that differ from GAAP are: a) bonds and commercial mortgage loans are reported principally at amortized cost; b) asset valuation and the interest maintenance reserve are provided as prescribed by the NAIC; c) certain assets designated as non-admitted, principally deferred tax assets, furniture, equipment, and unsecured receivables are not recognized as assets, resulting in a charge to statutory surplus; d) annuity considerations with life contingencies, or purchase

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

rate guarantees, are recognized as revenue when received; e) reserves for life and disability policies and contracts are reported net of ceded reinsurance and calculated based on statutory requirements, including required discount rates; f) commissions, including initial commissions and expense allowance paid for reinsurance assumed, and other policy acquisition expenses are expensed as incurred; g) initial commissions and expense allowance received for a block of reinsurance ceded net of taxes are reported as deferred gains in surplus and recognized as income in subsequent periods; h) federal income tax expense includes current income taxes defined as current year estimates of federal income taxes and tax contingencies for current and all prior years and amounts incurred or received during the year relating to prior periods, to the extent not previously provided; i) deferred tax assets, net of deferred tax liabilities, are included in the regulatory financial statements, but are limited to those deferred tax assets that will be realized within one year that are considered admitted assets; j) surplus notes are included in capital and surplus; and k) interest on surplus notes is not recorded as a liability nor an expense until approval for payment of such interest has been granted by the commissioner of the state of domicile.

Standard is subject to statutory restrictions that limit the maximum amount of dividends and distributions that it could declare and pay to StanCorp without prior approval of the Director of the Oregon Department of Consumer and Business Services – Insurance Division.

During 2007 and 2006, the Company made distributions to StanCorp totaling $155.0 million and $147.0 million, respectively.

State insurance departments require insurance enterprises to adhere to minimum Risk-Based Capital (“RBC”) requirements promulgated by the NAIC. At December 31, 2007 and 2006, the Company’s capital levels were significantly in excess of that which would require corrective action by the Company or regulatory agencies. The authorized control level RBC was $186.0 million and $170.6 million at December 31, 2007 and 2006, respectively.

The following table reconciles the statutory capital and surplus of Standard as reported to state insurance regulatory authorities with the Company’s GAAP equity at December 31:

	2007	2006
	(In millions)
Statutory capital and surplus	$1,014.4	$936.7
Adjustment to reconcile to GAAP equity:
Future policy benefits and other policyholder funds	226.1	226.9
Deferred acquisition costs, value of business acquired and intangibles	313.1	278.9
SOP 05-1 adjustment	(59.5)	—
Deferred tax liabilities	(192.6)	(201.2)
Asset valuation reserve	101.4	96.0
Interest maintenance reserve	7.7	6.1
Valuation of investments	48.4	15.4
Non-admitted assets	235.6	239.2
Prepaid pension cost	(35.4)	(41.1)
Accrued retirement & defined benefit plans	(3.3)	(2.2)
Capital lease obligations	(7.0)	—
Other, net	(5.7)	(8.8)

GAAP equity	$1,643.2	$1,545.9

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table reconciles statutory gain from operations as reported to insurance regulatory authorities with GAAP net income for the years ended December 31:

	2007	2006	2005
	(In millions)
Statutory gain from operations	$241.2	$167.0	$205.6
Adjustments to reconcile to GAAP net income:
Future policy benefits and other policyholder funds	(0.7)	11.4	4.3
Deferred acquisition costs and value of business acquired, net of amortization	35.8	36.5	24.6
Deferred income taxes	(2.2)	(2.1)	(0.8)
Current income taxes	(2.8)	(6.1)	(8.7)
Capital gains	(44.2)	—	(2.9)
Reinsurance ceding commission	(12.0)	(9.9)	(9.6)
Reserve increase due to change in valuation basis	(1.9)	(7.5)	(6.3)
Deferred capital gains (interest maintenance reserve)	1.7	3.8	2.2
Other, net	14.5	8.9	8.0

GAAP net income	$229.4	$202.0	$216.4

18. Contingencies and Commitments

In the normal course of business, the Company is involved in various legal actions and other state and federal proceedings. A number of actions or proceedings were pending as of December 31, 2007. In some instances, lawsuits include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or other compensatory damages. In the opinion of management, the ultimate liability, if any, arising from the actions or proceedings is not expected to have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

The Company leases certain buildings and equipment under non-cancelable operating leases that expire in various years through 2014, with renewal options for periods ranging from one to five years. Future minimum payments under the leases are 2008, $12.6 million; 2009, $8.9 million; 2010, $5.2 million; 2011, $3.8 million; 2012, $2.5 million; and thereafter, $1.2 million. Total rent expense was $13.6 million, $7.5 million and $10.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007, minimum future rental receivables on non-cancelable leases of retail and office space with initial terms of one year or more were 2008, $5.5 million; 2009, $5.2 million; 2010, $4.7 million; 2011, $2.7 million; 2012, $0.3 million; and thereafter, $0.4 million.

The Company’s financing obligations generally include debts, lease payment obligations and purchase obligations for non-cancelable contracts. The remaining obligations reflect the long-term portion of other liabilities and the Company’s obligations under insurance and annuity product contracts.

STANDARD INSURANCE COMPANY

(A Wholly Owned Subsidiary of StanCorp Financial Group, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table summarizes the Company’s contractual obligations as of December 31, 2007:

	Payments due by period
	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
	(Dollars in millions)
Contractual obligations:
Short-term capital lease obligations	$3.6	$3.6	$—	$—	$—
Long-term capital lease obligations	5.2	—	4.5	0.7	—
Interest on short-term and long-term capital lease obligations	0.6	0.3	0.3	—	—
Operating lease obligations	34.2	12.6	14.1	6.3	1.2
Purchase obligations	3.6	1.7	1.1	0.8	—
Insurance obligations	4,691.0	668.6	857.1	683.2	2,482.1
Policyholder fund obligations	298.0	24.0	44.9	37.4	191.7
Other short-term and long-term liabilities according to GAAP	58.5	3.8	10.5	4.2	40.0

Total	$5,094.7	$714.6	$932.5	$732.6	$2,715.0

The purchase obligations in the table are related to non-cancelable telecommunication obligations, software maintenance agreements and other contractual obligations, all expiring in various years through 2012.

The insurance obligations in the table are actuarial estimates of the cash required to meet our obligations for future policy benefits and claims. These estimates do not represent an exact calculation of our future benefit liabilities, but are instead based on assumptions, which involve a number of factors, including mortality, morbidity, recovery, the consumer price index, reinsurance arrangements and other sources of income for people on claim. Assumptions may vary by age and gender and, for individual policies, occupation class of the claimant; time elapsed since disablement; and contract provisions and limitations. Certain of these factors could be materially affected by changes in social perceptions about work ethics, emerging medical perceptions and legal interpretations regarding physiological or psychological causes of disability, emerging or changing health issues and changes in industry regulation. Changes in one or more of these factors or if actual claims experience is materially inconsistent with our assumptions, could cause actual results to be materially different from the information presented in the table. Not included in the table is approximately $944.0 million in other reserve liabilities where the amount and timing of related payouts cannot be reasonably determined.

Policyholder fund obligations include payments based on currently scheduled withdrawals and annuity benefit payments stemming from liabilities shown on the balance sheet as policyholder funds. Not included in the table is approximately $2.33 billion in policyholder funds that may be withdrawn upon request. In addition, amounts presented also exclude separate account liabilities of $4.39 billion.

Other long-term liabilities reflected in the Company’s balance sheet at December 31, 2007, consisted of a $15.2 million tax reimbursement liability related to the block of life insurance business sold to Protective Life in 2001, $8.9 million in capital commitments related to our low-income housing investments, $28.7 million in unfunded liabilities for non-qualified deferred compensation and supplemental retirement plans, an accrued liability of $5.1 million for postretirement benefits, and $0.6 million of accrued guarantee association payments.

PART C

Item 24. Financial Statements and Exhibits

(a)			Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)			Exhibits
	(1)		Resolution of the Board of Directors of Standard Insurance Company (the “Company”) authorizing establishment of Separate Account C (the “Separate Account”).[1]
	(2)		Not applicable.
	(3)	(a)	Form of Underwriting and Service Agreement.[2]
		(b)	Form of Selling Agreement.[2]
	(4)	(a)	Form of Contract for Group Variable Annuity.[5]
		(b)	Form of Certificate.[2]
		(c)	Form of Section 403(b) Endorsement.[1]
		(d)	Form of Section 457 Endorsement.[1]
		(e)	Form of Nonqualified Plan Endorsement.[3]
	(5)		Form of Application for the Group Variable Annuity.[1]
	(6)	(a)	Articles of Incorporation of Standard Insurance Company.[1]
		(b)	By-Laws of Standard Insurance Company.[1]
	(7)		Not Applicable.
	(8)	(a)	Participation Agreement with the Alger American Fund.[5]
		(b)	Participation Agreement with Alliance Capital Management, LLC.[8]
		(c)	Participation Agreement with American Century Variable Portfolio.[2]
		(d)	Participation Agreement with Baron Funds.[3]
		(e)	Participation Agreement with Davis Variable Account Funds, Inc.[2]
		(f)	Participation Agreement with Delaware VIP Trust.[2]
		(g)	Participation Agreement with Dreyfus Investment Portfolios.[3]
		(h)	Participation Agreement with FAM Variable Series Funds, Inc. and FAM Series Funds, Inc.[5]
		(i)	Participation Agreement with Federated Insurance Series.[3]
		(j)	Participation Agreement with Fidelity Variable Insurance Portfolios.[3]
		(k)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust.[5]
		(l)	Participation Agreement with GE Investment Funds, Inc.[3]
		(m)	Participation Agreement with Goldman Sachs Variable Insurance Trust.[3]
		(n)	Participation Agreement with Neuberger Berman Advisers Management Trust.[3]
		(o)	Participation Agreement with PIMCO Variable Insurance Trust.[2]
		(p)	Participation Agreement with Principal Variable Contracts Fund, Inc.[6]
		(q)	Form of Participation Agreement with Royce Capital Fund.[5]
		(r)	Participation Agreement with T. Rowe Price Equity Series, Inc.[2]
		(s)	Participation Agreement with Universal Institutional Funds, Inc.[8]
		(t)	Participation Agreement with Vanguard Variable Insurance Fund.[3]
		(u)	Participation Agreement with Van Kampen Life Investment Trust.[8]
		(v)	Participation Agreement with Victory Variable Insurance Funds.[8]
	(9)		Opinion and Consent of Marilyn R. Bishop, Assistant Vice President and Associate Counsel.[8]
	(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.[8]
		(b)	Consent of Registered Independent Public Accounting Firm.[8]
	(11)		No financial statements will be omitted from Item 23.
	(12)		Not applicable.
	(13)		Power of Attorney.[8]

[1]	Incorporated by reference to Initial Registration Statement Nos. 811-09619 and 333-115215, filed May 6, 2004.
[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement Nos. 811-09619 and 333-115215, filed December 7, 2004.

[3]	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement Nos. 811-09619 and 333-115215, filed April 21, 2005.
[4]	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement Nos. 811-09619 and 333-115215, filed April 28, 2006.
[5]	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement Nos. 811-09619 and 333-115215, filed October 11, 2006.
[6]	Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement Nos. 811-09619 and 333-115215, filed April 30, 2007.
[7]	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement Nos. 811-09619 and 333-115215, filed November 30, 2007.
[8]	Filed herewith.

Item 25. Directors and Officers of Standard Insurance Company

Name and Principal Business Address	Position and Office with Depositor
Eric E. Parsons	Chairman, President and Chief Executive Officer

Virginia L. Anderson	Director

Frederick W. Buckman	Director

John E. Chapoton	Director

Stanley R. Fallis	Director

Wanda G. Henton	Director

Peter O. Kohler	Director

Jerome J. Meyer	Director

Ralph R. Peterson	Director

E. Kay Stepp	Director

Michael G. Thorne	Director

Ronald E. Timpe	Director

Kim W. Ledbetter	Senior Vice President

J. Gregory Ness	Senior Vice President

David O’Brien	Senior Vice President

Wally Pfeiffer	Senior Vice President

Michael T. Winslow	Senior Vice President and General Counsel

Floyd F. Chadee	Senior Vice President and Chief Financial Officer

Principal business address: 1100 S.W. Sixth Avenue, Portland, OR 97204

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

Name	Jurisdiction	Percent of Voting Securities Owned	Principal Business
StanCorp Financial Group, Inc. (SFG)	Oregon	Public corporation	Holding company

Standard Insurance Company (SIC)	Oregon	100% by SFG	Insurance

Separate Account A	Oregon	100% by SIC	Non-registered group annuity contract

Separate Account C	Oregon	100% by SIC	Registered group variable annuity contract

Standard Liberty 1, LLC	Oregon	51% by SIC	Mortgage loan investment

10600 Wayzata 1, LLC	Minnesota	100% by SIC	Real estate investment

StanCorp Real Estate, LLC	Oregon	100% by SFG	Real estate investment and management

Canyon Park Development Company	Oregon	75% by SRE	Real estate investment

The Standard Life Insurance Company of New York	New York	100% by SFG	Insurance

StanCorp Mortgage Investors, LLC	Oregon	100% by SFG	Mortgage loan origination and servicing

StanCorp Investment Advisers, Inc.	Oregon	100% by SFG	Investment advice and management

Standard Management, Inc.	Oregon	100% by SFG	Holding company

StanCorp Equities, Inc.	Oregon	100% by SFG	Broker-dealer

StanCorp Trust Company	Oregon	100% by SFG	Trust company

Standard Retirement Services, Inc.	Oregon	100% by SFG	Retirement plan services

Item 27. Number of Contractowners

As of March 31, 2008, there were 63 contractowners.

Item 28. Indemnification

Under its Articles of Incorporation and By-laws, Standard Insurance Company, to the full extent permitted by the Oregon Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Standard Insurance Company, as provided below.

(a) Articles of Incorporation

No director of the Corporation shall be personally liable to the Corporation or its shareholders for monetary damages for conduct as a director, provided that this Article shall not eliminate the liability of a director for any act or omission for which such elimination of liability is not permitted under the Oregon Business Corporation Act. No amendment to the Oregon Business Corporation Act that further limits the acts or omissions for which elimination of liability is permitted shall affect the liability of a director for any act or omission, which occurs prior to the effective date of the amendment.

The Corporation may indemnify to the fullest extent permitted by law any person who is made, or threatened to be made, a party to an action, suit or proceeding, whether civil, criminal, administrative, investigative, or otherwise (including an action, suit or proceeding by or in the right of the Corporation) by reason of the fact that the person is or was a director, officer or employee of the Corporation or a fiduciary within the meaning of the Employee Retirement Income Security Act of 1974 with respect to any employee benefit plan of the corporation, or serves or served at the request of the Corporation as a director, officer or employee, or as a fiduciary of an employee benefit plan, of another corporation, partnership, joint venture, trust or other enterprise. This Article shall not be deemed exclusive of any other provisions for indemnification of directors, officers and fiduciaries that may be included in any statute, bylaw, agreement, resolution of shareholders or directors or otherwise, both as to action in any official capacity and action in another capacity while holding office.

(b) By-laws

The Corporation shall indemnify to the fullest extent not prohibited by law, any current or former director or officer of the Corporation who is made, or threatened to be made, a party to an action, suit or proceeding, whether civil, criminal, administrative, investigative, or other (including an action, suit or proceeding by or in the right of the Corporation) by reason of the fact that such person is or was a director or officer of the Corporation or a fiduciary within the meaning of the Employee Retirement Income Security Act of 1974 with respect to any employee benefit plan of the Corporation, or serves or served at the request of the Corporation as a director, officer, employee, or agent, or as a fiduciary of an employee benefit plan, of another corporation, partnership, joint venture, trust or other enterprise. The Corporation shall pay for or reimburse the reasonable expenses incurred by any such current or former director or officer in any such proceeding in advance of the final disposition of the proceeding if the person sets forth in writing (i) the person’s good faith belief that the person is entitled to indemnification under this Article and (ii) the person’s agreement to repay all advances if it is ultimately determined that the person is not entitled to indemnification under this Article. No amendment to these Bylaws that limits the Corporation’s obligation to indemnify any person shall have any effect on such obligation for any act or omission that occurs prior to the later to occur of the effective date of the amendment or the date notice of the amendment is given to the person. This Article shall not be deemed exclusive of any other provisions for indemnification or advancement of expenses of directors, officers and fiduciaries that may be included in the Articles of Incorporation or any statute, bylaw, agreement, general or specific action of the board of directors, vote of shareholders or other document in arrangement.

(c) Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	StanCorp Equities, Inc. is the registrant’s principal underwriter.

(b)	Officers and Directors of StanCorp Equities, Inc., and their addresses, are as follows:

Name and Principal Business Address*	Positions and Offices with the Underwriter
Kim W. Ledbetter	President and Director
Eric E. Parsons	Director
Robert M. Erickson	Treasurer
Marilyn R. Bishop	Vice President and Director
Jeannette L. Smith	Director
Holley Y. Franklin	Secretary

*	Principal business address: 1100 S.W. Sixth Avenue, Portland, OR 97204

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

	StanCorp Equities, Inc.	$193,595	$ —	$ —	$145,918*

*	Compensation paid to the principal underwriter during the year ended December 31, 2007 was for administrative services.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Standard Insurance Company at 1100 S.W. Sixth Avenue, Portland, OR 97204 and by StanCorp Equities, Inc., 1100 S.W. Sixth Avenue, Portland, OR 97204.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Standard Insurance Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Standard Insurance Company at the address or phone number listed in the prospectus.

(d) Standard Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Standard Insurance Company.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account C, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this registration statement to be signed on its behalf in the city of Portland, and the state of Oregon, on this 30th day of April 2008.

SEPARATE ACCOUNT C (Registrant)

By:	/s/ ERIC E. PARSONS
Chairman, President and Chief Executive Officer
Standard Insurance Company

STANDARD INSURANCE COMPANY
(Depositor)

By:	/s/ ERIC E. PARSONS
Chairman, President and Chief Executive Officer
Standard Insurance Company

As required by the Securities Act of 1933, this Amendment to Registration Statement No. 333-115215 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ ERIC E. PARSONS Eric E. Parsons	Chairman, President and Chief Executive Officer	April 30, 2008

/S/ ROBERT M. ERICKSON Robert M. Erickson	Assistant Vice President, Controller and Principal Accounting Officer	April 30, 2008

* Virginia L. Anderson	Director	February 23, 2008

* Frederick W. Buckman	Director	February 22, 2008

* John E. Chapoton	Director	February 22, 2008

* Stanley R. Fallis	Director	February 21, 2008

* Wanda G. Henton	Director	February 22, 2008

* Peter O. Kohler	Director	February 21, 2008

* Jerome J. Meyer	Director	February 22, 2008

* Ralph R. Peterson	Director	February 23, 2008

* E. Kay Stepp	Director	February 25, 2008

* Michael G. Thorne	Director	February 23, 2008

* Ronald E. Timpe	Director	February 23, 2008

/s/ ERIC E. PARSONS	On April 30, 2008, as Attorney-in-Fact pursuant to powers of attorney dated above, filed herewith.
*By: Eric E. Parsons

Exhibit Index

Exhibit 8(b)	Participation Agreement with Alliance Capital Management, LLC

Exhibit 8(s)	Participation Agreement with Universal Institutional Funds, Inc.

Exhibit 8(u)	Participation Agreement with Van Kampen Life Investment Trust

Exhibit 8(v)	Participation Agreement with Victory Variable Insurance Funds

Exhibit 9	Opinion and Consent of Marilyn R. Bishop, Assistant Vice President and Associate Counsel

Exhibit 10(a)	Consent of Sutherland, Asbill & Brennan LLP

Exhibit 10(b)	Consent of Registered Independent Public Accounting Firm

Exhibit 13	Power of Attorney